VOYA INSURANCE AND ANNUITY COMPANY

and its Separate Account B

Voya PotentialPLUS Annuity

Contract Prospectus – May 1, 2015

The contract described in this prospectus is a flexible premium deferred combination variable, indexed and fixed annuity contract (the “Contract”) issued by Voya Insurance and Annuity Company (the “Company,” “we,” “us” or “our”).  This prospectus sets forth the information you ought to know before investing.  You should read it carefully and keep it for future reference.

The Contract provides a means for you to allocate Premium and Contract Value to the following Segments and variable Sub-accounts:

•      Indexed Segments. These permit you to receive a rate of return (Index Credits) equal to the percentage change in an applicable Index over the term of the Indexed Segment, up to a predetermined maximum percentage. Index Credits may be positive or negative. If Index Credits are negative, you could lose money on your investment. However, the Index Segment may provide that a specified percentage of any negative change in the Index will be absorbed by the Company (a Buffer). The currently available Indexed Segments are listed on the inside cover.

•      A Sub-account of Variable Annuity Account B (“Separate Account B”), which invests in the Voya Liquid Assets Portfolio.

Amounts not invested in the Indexed Segments or the Voya Liquid Assets Portfolio Subaccount will be allocated to the Interim Segment, which is part of our General Account and earns a guaranteed fixed rate of interest.

PLEASE REFER TO PAGE 6 OF THIS PROSPECTUS FOR A DISCUSSION OF THE RISK FACTORS ASSOCIATED WITH THE CONTRACT.

There is a substantial risk that you may lose principal in the Indexed Segments because you absorb any losses that are greater than the Buffer for each Indexed Segment.  You also bear the risk that you may receive less than your principal if you invest in a Sub-account and/or if a Surrender Charge is applied to a Surrender or Withdrawal.

The guarantees under the Contract, including the benefits associated with investment in Indexed Segments, are subject to the Company’s financial strength and claims-paying ability and the Contract is not a direct investment in an Index or mutual fund.

Variable and index-linked annuity contracts are complex insurance and investment vehicles and before investing in the Contract, you should discuss with your financial representative whether the Contract is appropriate based upon your financial situation and objectives.

Right To Examine Period.  You may return the contract within 15 days of its receipt (or longer as state law may require or when issued as a replacement contract).  If so returned, unless otherwise noted herein we will promptly pay you the Accumulation Value as of the date the returned contract is received by us.  See page 34 for further information, including state variations.

Exchanges. Your agent should only recommend an exchange (replacement) if it is in your best interest and only after evaluating your personal and financial situation and needs, tolerance for risk and the financial ability to pay for the contract.

How to Reach Us.  To reach Customer Service –

•         Call:  1-800-366-0066

•         Write:  P.O. Box 9271, Des Moines, Iowa 50306-9271

Getting Additional Information.  You may obtain the May 1, 2015, Statement of Additional Information (“SAI”) for the contract without charge by contacting Customer Service at the telephone number and address shown above.  The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 47.  You may also obtain a prospectus or SAI for any of the Funds without charge in the same way.  This prospectus, the SAI and other information about Separate Account B may be obtained without charge by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov.  The SEC maintains a web site (www.sec.gov) that contains the SAI, material incorporated by reference, and other information about us, which we file electronically.  The reference numbers assigned to the contract are 333-196391 and 333-196392.  If you received a summary prospectus for an underlying Fund available through the contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

NOT:  FDIC/NCUA INSURED; A DEPOSIT OF A BANK; BANK GUARANTEED; NOR INSURED BY ANY FEDERAL GOVERNMENT AGENCY.  MAY LOSE VALUE.

We may pay compensation to broker/dealers whose registered representatives sell the contract.  See page 35.

The Indexed Segments and Sub-account currently open and available to new Premiums and Reallocations under your Contract are:

Indexed Segments:

Index	Segment Term	Buffers Available
MSCI EAFE Index	1 year	10%
NASDAQ 100 Index	1 year	10%
Russell 2000 Index	1 year	10%
S&P 500 Index	1 year	10%

We may, in our discretion, offer other Indexed Segments in the future with different Indexes, different Segment Terms (1, 3, 5 and 7 year Segment Terms may be made available), or different Buffers.  We will notify you of any change in the available Indexed Segments.

Sub-accounts:

Voya Liquid Assets Portfolio (Class I)

Indexed Segment Value on Segment Start Date and Segment End Date              20

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary 31

Misstatement Made by Owner in Connection with Purchase of the Contract            33

Glossary

This glossary defines the special terms used throughout the prospectus.  A special term used in only one section of the prospectus is defined there.  The page references are to sections of the prospectus where more information can be found about a special term.

Accumulation Unit Value – The value of an accumulation unit for a Sub-account of Variable Annuity Account B. Each Sub-Account of Variable Annuity Account B has its own accumulation unit value, which may increase or decrease from day to day based on the investment performance of the applicable underlying Fund in which it invests.

Accumulation Value – On the Contract Date, the Accumulation Value equals the Initial Premium paid less any premium tax, if applicable.  At any time after the Contract Date, the Accumulation Value equals the sum of the value for each Indexed Segment, Sub-account and Interim Segment.  See page16.

Additional Premium – Any payment, other than the Initial Premium, made by you and accepted by us for the Contract.  See page 15.

Annuitant – The individual designated by you and upon whose life Annuity Payments are based.  The Annuitant on the Contract Date is shown on the first page of the Contract.  See page 14.

Annuity Commencement Date – The date on which Annuity Payments commence.  See page 3.

Annuity Payments – Periodic payments made by us to you or, subject to our consent in the event the payee is not a natural person, to a payee designated by you.  See page 31.

Annuity Plan – An option elected by you that determines the frequency, duration and amount of the Annuity Payments.  See page 31.

Beneficiary – The individual or entity you select to receive the Death Benefit.  See page 14.

Buffer – The maximum percentage loss that the Company absorbs over the Segment Term before an Indexed Segment will lose value. A Contract Owner bears any loss of value that exceeds the Buffer.  We determine the Buffer that is available with each Indexed Segment.  See page 20.

Business Day – Any day that the New York Stock Exchange (NYSE) is open for trading, exclusive of federal holidays, or any day the Securities and Exchange Commission (SEC) requires that mutual funds, unit investment trusts or other investment portfolios be valued

Cap Rate – The maximum Indexed Change that may be applied at the end of each Segment Term.  It is declared on the Segment Start Date and is guaranteed for the Segment Term.  We determine the Cap Rate that is available with each Indexed Segment.  See page 19.

Cash Surrender Value – The amount you receive upon Surrender of the Contract which equals the greater of (1) the Accumulation Value minus any applicable charges, or (2) the sum of the value of each Indexed Segment, each Sub-account and the Interim Segment Minimum Guaranteed Value minus any applicable charges.  See page 27.

Code – The Internal Revenue Code of 1986, as amended.

Company, we, us or our – Voya Insurance and Annuity Company, a stock company domiciled in Iowa.  See page 8.

Contingent Annuitant – The individual who is not an Annuitant and will become the Annuitant if the named Annuitant dies prior to the Annuity Commencement Date and the Death Benefit is not otherwise payable.  See page 14.

Contract – The flexible premium deferred combination variable, indexed and fixed annuity contract described in this prospectus, together with any attached application, amendments, or Endorsements.

Contract Anniversary – The same day and month each year as the Contract Date.  If the Contract Date is February 29th, in non-leap years, the Contract Anniversary shall be March 1st.

Contract Date – The date on which the Contract becomes effective.  The Contract Date is shown on the first page of the Contract.

Contract Year – The period beginning on a Contract Anniversary (or, in the first Contract Year only, beginning on the Contract Date) and ending on the day preceding the next Contract Anniversary.

Customer Service – Our administrative office that provides customer support services for the Contracts. The address and phone number for Customer Service are shown on page 1.

Death Benefit – The amount payable to the Beneficiary upon death of any Owner (or, if the Owner is not a natural person, upon the death of the Annuitant) prior to the Annuity Commencement Date.  See page 30.

Endorsements – Attachments to the Contract that add to, amend, change, modify or supersede the Contract’s terms or provisions.

Fixed Interest Rate – The declared annual interest rate applicable to an Interim Segment.  The Company determines the interest rate in its sole discretion, subject to a minimum rate guarantee.  See page 27.

Free Amount Percentage – Equals 10% of the Contract’s Accumulation Value as determined on the date of the first Withdrawal during the Contract Year.  This is the amount you may withdraw without any Surrender Charge.  See page 11.

Fund – The mutual fund in which a Sub-account invests.  See page 8.

General Account – An account which contains all of our assets other than those held in our separate account(s).

Index – A securities, bond, exchange-traded fund (“ETF”) or other index used in calculating the return of an investment in and Indexed Segment.  We currently offer Indexed Segments based on the performance of a securities index.  See page 23.

Index Change – The percentage change in an applicable Index during a Segment Term, which is used to calculate the Index Credit under an Indexed Segment.  See page 20.

1

Index Credit – The amount credited to each Premium allocation and Reallocation to an Indexed Segment, which amount is based on the performance of the applicable Index Change as measured over the Segment Term subject to the Buffer and Cap Rate. An Index Credit can be positive or negative, and if negative the Contract Owner could lose money on the investment.   See page 19.

Indexed Segment – an investment option for which the performance is determined based upon a specific Index, Segment Term, Buffer, and Cap Rate.  See page 19.

Index Number – The value of the Index.  It excludes any dividends that may be paid by the firms that comprise the Index.  See page 20.

Initial Premium – The payment made by you to us to put the Contract into effect.  See page 15.

Insurable Interest – A lawful and substantial economic interest in the continued life of a person.  An Insurable Interest does not exist if the Owner’s sole economic interest in the Annuitant arises as a result of the Annuitant’s death.

Interim Segment – A fixed account that is used as a “holding” account for administrative purposes. See page 26.

Irrevocable Beneficiary – A Beneficiary whose rights and interests under the Contract cannot be changed without his, her or its consent.  See page 14.

Joint Owner – An individual who, along with another individual Owner, is entitled to exercise the rights incident to ownership.  Both Joint Owners must agree to any change or the exercise of any rights under the Contract.  The Joint Owner may not be an entity and may not be named if the Owner is an entity.  The Joint Owner, if any, on the Contract Date is shown on the first page of the Contract.  See page 13.

Maturity Date – The Contract Anniversary following the oldest Annuitant’s attainment of age 95 on which the Proceeds are used to determine the amount paid under the Annuity Plan chosen. See page 31.

Notice to Us – Notice made in a form that: (1) is approved by, or is acceptable to, us; (2) has the information and any documentation we determine in our discretion to be necessary to take the action requested or exercise the right specified; and (3) is received by us at Customer Service at the address specified on the first page of the Contract.  Under certain circumstances, we may permit you to provide Notice to Us by telephone or electronically.

Notice to You – Written notification mailed to your last known address.  A different means of notification may also be used if you and we mutually agree.  When action is required by you, the time frame and manner for response will be specified in the notice.

Owner – The individual (or entity) that is entitled to exercise the rights incident to ownership.  The terms “you” or “your,” when used in the Contract, refer to the Owner.  The Owner on the Contract Date is shown on the first page of the Contract.  See page 13.

Premium – Collectively the Initial Premium and any Additional Premium.  See page 15.

Premium Receipt Date – The date a Premium is received by us.

Proof of Death – The documentation we deem necessary to establish death including, but not limited to: (1) a certified copy of a death certificate; (2) a certified copy of a statement of death from the attending physician; (3) a finding of a court of competent jurisdiction as to the cause of death; or (4) any other proof we deem in our discretion to be satisfactory to us.

Qualifying Medical Professional – A legally licensed practitioner of the healing arts who: (1) is acting within the scope of his or her license; (2) is not a resident of your household or that of the Annuitant; and (3) is not related to you or the Annuitant by blood or marriage  See page 11.

Reallocation – Allocations of the value of a Sub-account, Interim Segment or Indexed Segment (at the end of a Segment Term) among available Indexed Segments or Sub-accounts. See page 17.

Right To Examine Period – The period of time during which you have the right to return the Contract for any reason, or no reason at all, and receive the payment as described in the Right To Examine and Return The Contract provision appearing on the first page of the Contract.  See page 34.

Segment End Date – The date on which the Segment Term ends. Segment End Dates are the 24th of each month.

Segment Participation Requirements – The requirements that must be met before Premium may be allocated or Reallocations may be made to an Indexed Segment. See page 17.

Segment Start Date – The date on which the Segment Term begins. Segments Start Dates are the 25th day of each month.

Segment Term – The period beginning on the Segment Start Date and ending on the Segment End Date.

Separate Account – Separate Account B.  Separate Account B is a segregated asset account that supports variable annuity contracts.  Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940 and it also meets the definition of “separate account” under the federal securities laws. See page 8.

Sub-account – A division of Separate Account B that is an investment option under the Contract and invests in an underlying Fund.  See page 9.

Surrender – A transaction in which the entire Cash Surrender Value is taken from the Contract.  See page 27.

Surrender Charge – A charge applied to certain Withdrawals or a Surrender that will reduce the amount paid to you.  See page 11.

Terminal Condition – An illness or injury that results in a life expectancy of twelve months or less, as measured from the date of diagnosis by a Qualifying Medical Professional.

Valuation Period – The time from the close of regular trading on the New York Stock Exchange on one Business Day to the close of regular trading on the next succeeding Business Day.

“We”, “our”, or “us” – When used in the Contract and this prospectus, means Voya Insurance and Annuity Company, a stock company domiciled in Iowa.

Withdrawal – A transaction in which only a portion of the Cash Surrender Value is taken from the Contract.

2

Synopsis – The Contract

This synopsis reviews some important things that you should know about the contract.  We urge you to read the entire prospectus for complete details.  This Synopsis is designed only as a guide.  Certain features and benefits may vary depending on the state in which your contract is issued.

You can use an annuity to save money for retirement and to receive retirement income for life. It is not meant to be used to meet short-term financial goals. The annuity described in this prospectus is a flexible premium deferred combination variable, indexed and fixed annuity contract.  If you purchase the Contract with after-tax money, the Initial Premium must be at least $25,000.  We refer to this type of contract as a non-qualified contract.  If you purchase the Contract with pre-tax money, the Initial Premium must be at least $5,000.  We refer to this type of contract as a qualified contract.  Additional payments, known as Additional Premium, must be at least $1,000 for both qualified and non-qualified contracts.  We may limit Additional Premiums in our sole discretion.

Premiums cannot total more than $1,000,000 unless you receive approval from us.

THE ANNUITY CONTRACT

How does the Contract work?

The Contract is between you and us.  You pay premium into your Contract, and we agree to make payments to you starting when you elect to begin receiving Annuity Payments.

The Contract has an accumulation phase and an income phase.

During the accumulation phase, you can allocate Premiums among two types of investment options:

•         Indexed Segments.  These permit you to receive a rate of return (Index Credits) equal to the percentage change in an applicable Index over the term of the Indexed Segment (the Segment Term), up to a predetermined maximum percentage (the Cap Rate).  Index Credits may be positive or negative. Positive Index Credits are limited by a Cap Rate (e.g. a Cap Rate of 8% will limit Index Credits to 8%, even if the Index Change is greater than 8%).  If Index Credits are negative, you could lose money on your investment. Negative Index Credits will be absorbed by the Company to the extent of any Buffer (e.g. a 10% Buffer will reduce a -15% Index Credit to -5%).  The currently available Indexed Segments are listed on the inside cover to this prospectus.

•         Sub-accounts.  Sub-accounts of Variable Annuity Account B (“Separate Account B”), each which invests in an underlying mutual fund.  Currently, only the Voya Liquid Assets Portfolio Subaccount is available for investment.

Amounts not invested in the Indexed Segments or the Voya Liquid Assets Portfolio Subaccount will be allocated to the Interim Segment, which is part of our General Account and earns a guaranteed fixed rate of interest.  Unlike investments in the Sub-accounts, Index Credits in connection with the Indexed Segments and guaranteed interest in connection with the Interim Segment are obligations for the Company and subject to its claims paying ability.

The Company reserves the right to add Indexed Segments or Indexes, or to cease offering a specific Indexed Segment or Index, or to cease accepting additional Premiums or Reallocations to any Indexed Segment or to the Contract, at any time. Additionally, while there is only one Sub-account currently available, we reserve the right to add additional Sub-accounts in the future. We will provide advance Notice to You of any such change.

During the income phase, we begin to pay money to you.  The income phase begins when you elect to begin receiving Annuity Payments.

If you elect to begin receiving Annuity Payments, we use the Accumulation Value of your Contract to determine the amount of income you will receive.  Depending on the Annuity Plan you choose, you can receive payouts for life or for a specific period of time.  You select the date the payouts start, which we refer to as the Annuity Commencement Date, and how often you receive them.  See page 31 for information about Annuity Payments and Annuity Plans available to you.

What happens if I die?

The Contract has a Death Benefit that pays money to your Beneficiary if the Owner (or the Annuitant if the Owner is not a natural person) dies.  The Death Benefit is equal to the Accumulation Value. See page 30 for more information about the Death Benefit.

3

FEES AND EXPENSES

What fees and/or charges do you deduct from my Contract?

You will pay certain fees and charges while you own the Contract, and these fees and charges will be deducted from your Accumulation Value.  The amount of the fees and charges depend on how your Accumulation Value is allocated.  For specific information about these fees and charges, see page 11.

TAXES

How will payouts and withdrawals from my Contract be taxed?

The Contract is tax-deferred, which means you do not pay taxes on the Contract’s earnings until the money is paid to you.  When you make a Withdrawal, you pay ordinary income tax on the accumulated earnings.  Annuity Plan payments are taxed as Annuity Payments, which generally means that only a portion of each payment is taxed as ordinary income.  You may pay a federal income tax penalty on earnings you withdraw before age 59½.  See page 38 for more information.  Your Contract may also be subject to a premium tax, which depends on your state of residency. See page 12 for more information.

Does buying an annuity contract in a retirement plan provide extra tax benefits?

No.  Buying an annuity contract within an IRA or other tax-deferred retirement plan doesn’t give you any extra tax benefits, because amounts contributed to such plans are already tax-deferred.  Choose to purchase the Contract based on its other features and benefits as well as its risks and costs, not its tax benefits.

OTHER INFORMATION

What else do I need to know?

We may change your Contract from time to time to follow federal or state laws and regulations.  If we do, we will provide Notice to You of such changes in writing.

Compensation:  We may pay the broker-dealer for selling the Contract to you. Your broker-dealer also may have certain revenue sharing arrangements or pay its personnel more for selling the Contract than for selling other annuity contracts.  See page 35 for more information.

Right To Examine the Contract:  You may cancel the Contract by returning it within 15 days of receiving it (or a longer period if required by state law).  See page 34 for more information.

State Variations:  Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the Contract is issued.  Possible state law variations include, but are not limited to, minimum Premium and, issue age limitations, Right To Examine rights, Annuity Payment options, ownership and interests in the Contract and assignment privileges. This prospectus describes all the material features of the Contract.  To review a copy of the Contract and any Endorsements, contact Customer Service.

Synopsis – Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering the Contract.

Maximum Transaction Charges

This item shows the maximum transactional fees and charges that you will pay if you take a Withdrawal from or Surrender the Contract and upon transfers between Sub-accounts, if more than one Sub-account is available.

Surrender Charge:  A Surrender Charge will apply to certain Withdrawals or a Surrender according to the schedule below.  The rate of the Surrender Charge is a percentage of the Premium payment withdrawn or surrendered.  A separate Surrender Charge schedule will apply to each Premium and will diminish each year.  The Surrender Charge is deducted from the Contract’s Accumulation Value.

Surrender Charge Schedule:
Full years since Premium Receipt Date	1 2 3 4 5 6 7 8+
Surrender Charge (as a percentage of Premium withdrawn	8% 8% 7% 6% 5% 4% 3% 0%

4

Excess Transfer Fee1:  $50

Premium Taxes:  A charge for Premium taxes may also be deducted.  Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence.  See page 12.

Maximum Periodic Fees and Charges

This item describes the current and maximum recurring fees and charges that you will pay periodically during the time that you own the Contract, not including underlying Fund fees and expenses.

Separate Account Annual Expenses

                                                                                                                                Current Amount                 Maximum Amount

Separate Account Fee2                                                                                1.50%                                      2.00%

(as a percentage of Accumulation Value

allocated to the Separate Account)

Total Separate Account Annual Expenses                                             1.50%                                      2.00%

(as a percentage of Accumulation Value

allocated to the Separate Account)

Fund Fees and Expenses

This item shows the minimum and maximum total operating expenses charged by the Funds in which the Sub-accounts invest that you may pay periodically during the time you own the contract.  The minimum and maximum expenses listed below are based on expenses for the Funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses                                              Minimum             Maximum

(expenses that are deducted from Fund assets,                                         0.28%3                             0.28%3

including management fees, distribution (12b-1)

and/or service fees, and other expenses.)

1.  The charge is assessed on each transfer between Sub-accounts after 12 during a Contract Year (which we refer to as an Excess Transfer). Because only one Sub-account is currently available this charge is currently not applicable.

2.  This fee is accrued and deducted on Business Days as a percentage of and from the value in each variable Sub-account. The charge is not applicable to values allocated to Indexed Segments or the Interim Segment.  The Company will not assess the Separate Account Fee during the income phase. . A Contract Owner’s Separate Account Fee will not change once their Contract is issued.

3.  This is the amount for the Voya Liquid Assets Portfolio (Class I), which is the only Fund currently available.

Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction charges, administrative charges, Separate Account annual expenses and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum Fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you Surrender or annuitize your Contract at the end of the applicable time period

1 year 3 years 5 years 10 years

$1,028 $1,403 $1,704 $2,580

If you do not Surrender your Contract

1 year 3 years 5 years 10 years

$228 $703 $1,204 $2,580

5

Available Allocation Strategies

The Contract provides a means for you to allocate Premium or make Reallocations to one or more allocation strategies.  Two allocation strategies are currently available:

•      Indexed Segments – An Indexed Segment’s value depends on the performance of an Index, the Cap Rate we declare and the Buffer and Segment Term you have selected.  The Index Credit is the percentage change in the Index that is used in calculating the Indexed Segment’s value.  If the percentage change in the Index is positive, a positive Index Credit will be applied up to the Cap Rate for the Indexed Segment selected.  If the percentage change in the Index is negative, the Index Credit will be negative to the extent the percentage change in the Index exceeds the Buffer for the Indexed Segment.  For Withdrawals or a Surrender made prior to the end of a Segment Term a pro-rated Index Cap and Buffer will apply.  One or more Indexed Segments may be available.  Index Credits are recalculated and applied to the Indexed Segment’s value daily.  See page 19.

•         Sub-accounts – You may allocate Premium or make Reallocations to a Sub-account.  See page 9.  Currently, the only available Sub-account is the Sub-account that invests in the Voya Liquid Assets Portfolio.  See page 8.

Which allocation strategy is right for you depends on your investment time horizon, need for liquidity and risk tolerance.  The Contract and the allocation strategies are not designed to be short-term investments.

In addition to the allocation strategies listed above, the Interim Segment is a fixed account that is used as a “holding” account for administrative purposes.  Amounts not invested in the Indexed Segments or Sub-accounts will be held in the Interim Segment and earn a guaranteed fixed rate of interest.   See page 26.

Condensed Financial Information

As of December 31, 2014, the Separate Account B Sub-account(s) available under the contract did not have any assets attributable to the Contract.  Therefore, no condensed financial information is presented herein.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are located in the Statement of Additional Information.

Risk Factors

Purchasing the Contract involves certain risks.  Additional information about these risks appears under “Surrender Charge” on page 11, and “Surrenders and Withdrawals” on page 27.  You should carefully consider your personal tax situation, and the expected U.S. federal income tax treatment, with your  tax and/or legal adviser before you purchase a Contract.  See page 38 for a discussion of some general tax considerations.

Liquidity Risk – The Contract is designed for long-term investment and Premiums should be held for at least the length of the Surrender Charge period.  The Free Amount Percentage provides some liquidity.  However, if you withdraw or Surrender more than the Free Amount Percentage, a Surrender Charge may apply, which could result in loss of principal and earnings.  Because the Contract provides only limited liquidity during the Surrender Charge period, it is not suitable for short-term investment.

Investment Risk for Indexed Segments – The investment risk and return characteristics for Indexed Segments are expected to fall in between those typical of fixed index annuities and those typical of equity mutual funds or variable annuities.  A fixed index annuity typically guarantees principal, and provide returns based in part on the performance of an Index.  A variable annuity does not guarantee principal, and may provide for up to 100% participation in equity or other markets.  Indexed Segments may offer greater upside potential than fixed index annuities, however they will also offer less downside protection and do not provided a guaranteed minimum return (unlike most fixed or fixed index annuities) or guarantee principal.  Long-term returns under the Indexed Segments may be higher than those offered by a typical fixed index annuity, but may be more volatile than under a typical fixed indexed annuity.  The protection provided by a Buffer may make the Indexed Segments more suitable than direct equity investment or a variable annuity for risk-averse Owners but provides more risk than an indexed annuity that guarantees principal.  However, expected long-term returns of the Indexed Segments will be lower than those for equity mutual funds or variable annuities.  Past performance of an Index is not an indication of future performance.

6

Loss of Principal in the Indexed Segments – The Index Credit provided by an Indexed Segment could be negative— unlike fixed indexed annuities, which generally provide a guaranteed minimum return.  There is a substantial risk of loss of principal in an Indexed Segment, the return will be negative to the extent the Index’s negative performance during the Segment Term exceeds the Buffer.  For example, if you select an Index Buffer with a 10% Buffer and an Index returns - 40%, you will lose 30% of the value allocated to that Segment.  This means that you could lose up to 80% of the Premium invested in an Indexed Segment with a 20% Buffer and 90% of the Premium invested in an Indexed Segment with a 10% Buffer.  Each Premium invested in an Indexed Segment is subject to this loss during each Indexed Segment Term.  See page 20.  The Buffer is pro-rated with respect to the Indexed Segment’s value surrendered prior to the Segment End Date. To understand how a Buffer is pro-rated, see the “Indexed Segment’s Value prior to an Indexed Segment’s Maturity Date Illustrative Examples” beginning on page 21.  In addition, Surrender Charges may result in a loss of Premium for Withdrawals or a Surrender from an Indexed Segment prior to the end of the Surrender Charge Period.  You are assuming the risk that an investment in an Indexed Segment could offer a negative return.

Loss of Principal Due to Surrender Charge – A Surrender Charge may apply to certain Withdrawals or a Surrender.  A Separate Surrender Charge Schedule will apply to each Premium we receive.  The Surrender Charge is designed to recover the costs we incur in selling the Contract if you request a Surrender or Withdrawal during the first seven years following receipt of each Premium.  Any Surrender Charge could result in the loss of principal and earnings.  You bear the risk of loss that you may receive less than your Premium.  See page 11.

We may Add an Index, Add an Indexed Segment, or Cease to Accept Additional Premiums or Reallocations to an Indexed Segment – We may add Indexed Segments utilizing new Indexes as we deem appropriate, subject to approval by the insurance supervisory official in the jurisdiction in which the Contract is issued.  Additionally, we may cease to accept Additional Premiums to an Indexed Segment utilizing a particular Index at any time in our sole discretion.  We may also cease to accept Reallocations to an Indexed Segment (when you reallocate from one Indexed Segment to another), or cease to permit the Indexed Segment’s value from continuing to be applied to an Indexed Segment at the end of a Segment Term.  The Contract will have at least one Indexed Segment available at all times, although you may not invest in an Indexed Segment with a Segment End date later than the Contract’s Maturity Date.  You bear the risk that we may not add new Indexed Segments using new Indexes, or that Indexed Segments utilizing fewer Indexes will be available than when you bought the Contract.

We may decide to Eliminate an Index – We may eliminate an Index from use in the Indexed Segments under the following conditions: the Index is discontinued by its sponsor; its composition is substantially changed; our agreement with the sponsor of the Index is terminated or we determine that conditions in the capital markets do not permit us to effectively establish reasonable Cap Rates (see page 19) because of extraordinary market volatility or lack of a reasonable number of counterparties with which to hedge our Index Credit payment obligations.  With respect to a particular Indexed Segment, we will not eliminate an Index before the end of the Segment Term utilizing the Index (although we may Substitute it, as discussed below).  In other words, we will not eliminate an Index for an Indexed Segment to which you have made an allocation until the end of the Segment Term.  Rather, in determining to eliminate an Index, we will cease accepting Additional Premiums or Reallocations to Indexed Segments utilizing the eliminated Index, or cease to permit the Indexed Segment’s value from continuing to be applied to such Indexed Segment at the end of the Segment Term, until you no longer have any allocations to Indexed Segments utilizing the Index, at which time the Index will be eliminated.  See page 25.  The Contract will have at least one Indexed Segment available at all times.  You bear the risk that fewer Indexes will be available than when you bought the Contract.

We may need to Substitute an Index – We will substitute an Index only in the event that the Index is discontinued by its sponsor, or the circumstances under which our agreement with the sponsor is terminated do not allow sufficient time for us to eliminate the Index.  If we need to substitute an Index before the end of a Segment Term for an Indexed Segment(s) utilizing the Index, we will designate an Index that is comparable, which means the designated substitute Index would have a similar composition of underlying securities, sufficient liquidity for hedging and recognition in the marketplace.  Also, we will designate a substitute Index that has similar performance.  We will calculate the Index Credit using the performance of the designated substitute Index.  The Index Credit will reflect the Index Change of the designated substitute Index over the Segment Term, but still subject to the same Cap Rate that we declared at the beginning of the Segment Term.  The designated substitute Index may perform differently than the discontinued Index.  See page 25.  You bear the risk that the Index Credit attributable to the designated substitute Index may not be as great as the Index Credit you might have been anticipating based on the discontinued Index.

The Interim Segment is the Default when an Indexed Segment is Eliminated – We will notify you in writing at least 30 days prior to the end of a Segment Term if an Indexed Segment in which you are invested will not be available for renewal.  If we do not receive direction from you regarding that Indexed Segment, at the end of the Segment Term we will make a Reallocation from that Indexed Segment to the Interim Segment.

7

The Cap Rate for Indexed Segments is determined on the Segment Start Date – You will not know the Cap Rate for the Indexed Segments you have allocated Premium or made a Reallocation to in advance of the Segment Start Date.  Prior to the Segment Start Date, you may elect a Rate Threshold representing the minimum Cap Rate you are willing to accept.  Premium will remain in the Interim Segment earning a guaranteed fixed rate of interest until a Rate Threshold you set is met or until you provide alternate instructions.  For more information about Rate Thresholds, see page 17.  For more information about Cap Rates, see page 20.

No Ownership of the Underlying Securities in the Indexed Segments. – When you purchase the Contract and allocate Premium or make a Reallocation to an Indexed Segment you are not investing in the Index or in a mutual fund or exchange-traded fund that tracks the Index for the Indexed Segment you select.  Your Index Credit is limited by the Cap Rate which means that your Index Credit will be lower than if you had invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index and the performance is greater than the Cap Rate we declare.  In addition, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the Funds or holders of securities comprising the Indexes would have.

Limitations on Transfers from Indexed Segments – You may make allocations from one Indexed Segment to another Indexed Segment only at the end of a Segment Term.  You can make Withdrawals from the Contract out of an Indexed Segment or Surrender your Contract during the Segment Term, however such Withdrawals or Surrender may be subject to a Surrender Charge and/or positive or negative Index Credits based on pro-rated Cap Rate and Buffer.  This may limit your ability to react to market conditions.

Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Separate Account B

Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  Separate Account B is a separate investment account used for our variable annuity contracts.  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct.  Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company.  All obligations arising under the contracts are obligations of the Company.  All guarantees and benefits provided under the contract that are not related to the Separate Account are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

8

Sub-accounts

Separate Account B is divided into “Sub-accounts.”  Each Sub-account invests directly in shares of a corresponding Fund. While there is only one Sub-account currently available, we reserve the right to add additional Sub-accounts in the future.  Under certain circumstances, we may make certain changes to the Sub-accounts.  For more information, see page 9.

More information about the Sub-account(s) available under the contract is contained below.  You bear the entire investment risk for amounts allocated through a Sub-account to an underlying Fund, and you may lose your principal.  The investment results of the underlying Funds are likely to differ significantly.  There is no assurance that any Fund will achieve its investment objectives.  You should carefully consider the investment objectives, risks and charges and expenses of an underlying Fund before investing.  More information is available in the prospectus for an underlying Fund.  You may obtain a copy of the prospectus for an underlying Fund by contacting Customer Service.  Contact information for Customer Service appears on the first page of this prospectus.

Please work with your investment professional to determine if the available Sub-account(s) may be suited to your financial needs, investment time horizon and risk tolerance.

You may allocate Premium or make Reallocations to the Voya Liquid Assets Portfolio.

Voya Liquid Assets Portfolio

Investment Adviser:          Directed Services LLC

Investment Subadviser:    Voya Investment Management Co. LLC

Investment Objective:       Seeks a high level of current income consistent with the preservation of capital and liquidity.

Sub-account Value

When we allocate Premium or make Reallocations to a Sub-account as described above, we will convert it to accumulation units.  We will divide the amount of the Premium allocated or Reallocation to a particular Sub-account by the value of an accumulation unit for the Sub-account to determine the number of accumulation units of the Sub-account to be held in Separate Account B with respect to your contract.  Each Sub-account of Variable Annuity Account B has its own Accumulation Unit Value.  This value may increase or decrease from day to day based on the investment performance of the applicable underlying Fund.  Shares in an underlying Fund are valued at their net asset value.  The net investment results of each Sub-account vary with its investment performance.

On the Contract Date, the value in a Sub-account equals the amount allocated to that Sub-account, less a charge for premium tax, if applicable.  We calculate the value at the close of each Business Day thereafter as follows:

•         The value in each Sub-account at the close of the preceding Business Day; multiplied by

•         The Sub-account’s Net Return Factor for the current Valuation Period (see below); plus or minus

•         Any transfers to or from the Sub-account during the current Valuation Period; minus

•         Any Withdrawals or Surrender from the Sub-account during the current Valuation Period; minus

•         Applicable taxes, including any premium taxes, not previously deducted, allocated to the Sub-account.

A Sub-account’s Net Return Factor is an Index Number that reflects certain charges under the contract and the investment performance of the Sub-account.  The Net Return Factor is calculated for each Sub-account as follows:

•         The net asset value of the Fund in which the Sub-account invests at the close of the current Business Day; plus

•         The amount of any dividend or capital gains distribution declared for and reinvested in such Fund during the current Valuation Period; divided by

•         The net asset value of the Fund at the close of the preceding Business Day; minus

•         The daily charge (e.g. the Product Charge) for each day in the current Valuation Period.

Changes to a Sub-account and/or Separate Account B

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to Separate Account B with respect to some or all classes of contracts:

•         Offer additional Sub-accounts that will invest in Funds we find appropriate for contracts we issue;

•         Combine two or more Sub-accounts;

•         Close Sub-accounts. We will provide advance notice by a supplement to this prospectus if we close a Sub-account;

9

•         Substitute a new Fund for a Fund in which a Sub-account currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:

>      A Fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the Fund’s investment objectives or restrictions;

>      The Fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•         Stop selling the contract;

•         Limit or eliminate any voting rights for Separate Account B (as discussed more fully below); or

•         Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s) and or shareholders.

We will provide Notice to You before we make any of these changes to the Sub-accounts and/or Separate Account B that affect the contracts.

Voting Rights

We will vote the shares of an underlying Fund owned by Separate Account B according to your instructions.  However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a trust in our own right, we may decide to do so without consulting you.

We determine the number of shares that you have in a Sub-account by dividing the value in that Sub-account by the net asset value of one share of the underlying Fund in which a Sub-account invests.  We count fractional votes.  We will determine the number of shares you can instruct us to vote 180 days or less before a trust shareholder meeting.  We will ask you for voting instructions by mail at least 10 days before the meeting.  If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that Sub-account.  We will also vote shares we hold in Separate Account B that are not attributable to contract Owners in the same proportion.  The effect of proportional voting is that a small number of contract Owners may decide the outcome of a vote.

Separate Account used for Indexed Segments.

Amounts applied to the Indexed Segment will be allocated to a non-unitized separate account established under Iowa law.  A non-unitized separate account is a separate account in which the contract holder does not participate in the performance of the assets through unit values or any other interest.  Contract holders do not receive a unit value of ownership of assets accounted for in this separate account.  Interests under the Contract are registered under the Securities Act of 1933, but the non-unitized separate account is not registered under the Investment Company Act of 1940.

The risk of investment gain or loss with the assets maintained in the non-unitized separate account is borne entirely by the Company. All Company obligations due to allocations to the non-unitized separate account are contractual guarantees of the Company and are accounted for in the separate account.  All of the general assets of the Company are available to meet its contractual guarantees. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.  As part of its overall investment strategy, the Company intends to maintain assets in the separate account that reflect its obligations to Contract Owners that have made allocations to the Indexed Segments.  Accordingly, it is anticipated that assets relating to the Indexed Segments will likely consist of fixed income investments, as well as call options or other hedging instruments that relate to movements in the Indexes.

We are not obligated to invest the assets attributable to the Contract according to any particular strategy, except as required by Iowa and other state insurance laws.  Contract Owners do not participate in the investment performance of the assets of the separate account, and Index Credits, and any other benefits provided by the Company are not determined by the performance of the non-unitized separate account.

10

Product Regulation

Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities.  Specifically, U.S. federal income tax law imposes requirements relating to non-qualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code.  (See page 38 for further discussion of some of these requirements).  Failure to administer certain non-qualified contract features (for example, contractual annuity start dates in non-qualified annuities) could affect such beneficial tax treatment.  In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.  Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Fees and Expenses

We deduct the following fees and expenses to compensate us for our costs, the services we provide, and the risks we assume under the Contracts.  We incur costs for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts.  Fees and expenses expressed as a percentage are rounded to the nearest hundredth of one percent.  We expect to profit from the charges and may use the profits to finance the distribution of Contracts.  All current charges under the Contract will be determined and applied in a non-discriminatory manner.

Surrender Charge

A Surrender Charge may apply to a Withdrawal or Surrender.  A Surrender Charge may be deducted from the portion of the Accumulation Value being withdrawn or surrendered in the following events:

•         A Withdrawal while an applicable Surrender Charge schedule is in effect in an amount that is greater than 10% of the Contract’s Accumulation Value, as determined on the date of the Withdrawal, which we refer to as the Free Amount Percentage; or

•         A Surrender or Withdrawal while an applicable Surrender Charge schedule is in effect.

The Surrender Charge is designed to recover the costs we incur in selling the Contract if you request a Withdrawal or Surrender during the first seven years following receipt of each Premium.  Each Premium will be subject to its own Surrender Charge schedule, beginning on the date we receive that Premium, which is known as the Premium Receipt Date.  The rate of the Surrender Charge is a percentage of the Premium withdrawn or surrendered.  The percentage imposed at the time of a Withdrawal depends on the number of complete years that have elapsed since the Premium Receipt Date, and for purposes of calculating the Surrender Charges we consider Withdrawals to be taken from Premiums on a first in first out basis (FIFO).  This means that the Initial Premium paid for the Contract will be considered to be withdrawn first and, depending on the amount withdrawn or surrendered, subsequent Premiums will be considered to be withdrawn in the order received from the oldest to the most recent.  For more information regarding the actual order and sources from which Withdrawals will be taken, please see page 28. Surrender Charges will be assessed according to the following schedule.

Surrender Charge Schedule:
Full years since Premium Receipt Date	1 2 3 4 5 6 7 8+
Surrender Charge (as a percentage of Premium withdrawn or surrendered)	8% 8% 7% 6% 5% 4% 3% 0%

No Surrender Charge applies to:

•         The Free Amount Percentage made after the first Contract Anniversary, which is the maximum amount you may withdraw each Contract Year without incurring a Surrender Charge (i.e., 10% of the Contract’s Accumulation Value as determined the date of Withdrawal);

•         The commencement of Annuity Payments; and

•         The portion of a Surrender or Withdrawal in excess of the Free Amount Percentage that is subject to the Required Minimum Distribution (RMD) rules of the Code.

Surrender Charge will not apply to Withdrawal or Surrender for Extended Medical Care or a Terminal Condition.  Extended Medical Care means confinement in a Hospital or Nursing Home prescribed by a Qualifying Medical Professional.  Terminal Condition means an illness or injury that results in a life expectancy of 12 months or less, as measured from the date of diagnosis by a Qualifying Medical Professional.

11

For purposes of this waiver:

•         A Hospital or Nursing Home is defined as a hospital or a skilled care or intermediate care nursing facility:

>      Operating as such according to applicable law; and

>      At which medical treatment is available on a daily basis.

Important Note: A Hospital or Nursing Home does not include a rest home or other facility whose primary purpose is to provide accommodations, board or personal care services to individuals who do not need medical or nursing care.

•         A Qualifying Medical Professional is defined as a legally licensed practitioner of the healing arts who:

>      Is acting within the scope of his or her license;

>      Is not a resident of your household or that of the Annuitant; and is not related to you or the Annuitant by blood or marriage.

To qualify for a waiver as a result of Extended Medical Care:

•         You (or any Annuitant, if the Owner is a non-natural person) begin receiving Extended Medical Care on or after the first Contract Anniversary and receive such Extended Medical Care for at least 45 days during any continuous 60-day period; and

•         Your request for a Withdrawal or Surrender, together with satisfactory proof of such Extended Medical Care, must be provided by Notice to Us during the term of such Extended Medical Care or within 90 days after the last day that you received Extended Medical Care.

To qualify for a waiver as a result of a Terminal Condition:

•         You (or any Annuitant, if the Owner is a non-natural person) must first be diagnosed by a Qualifying Medical Professional as having a Terminal Condition on or after the first Contract Anniversary; and

•         Your request for a Withdrawal or Surrender, together with satisfactory proof of such Terminal Condition, must be provided by Notice to Us.

We require the proof of Extended Medical Care or a Terminal Condition to be in writing and, where applicable, attested to by a Qualifying Medical Professional.  We reserve the right in the Contract to require a secondary medical opinion by a Qualifying Medical Professional of our choosing.  We will pay for any such secondary medical opinion.

Overnight Charge

You may choose to have a $20 overnight charge deducted from the net amount of a Withdrawal or Surrender you would like it sent to you by overnight delivery service.

Premium Tax

In certain states, the Premium you pay for the Contract is subject to a premium tax.  A premium tax is generally any tax or fee imposed or levied on us by any state government or political subdivision thereof in consideration of your Premium received by us.  Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence.  We reserve the right in the Contract to recoup the amount of any premium tax from the Accumulation Value if and when:

•         The premium tax is incurred by us;

•         The Proceeds or Accumulation Value, as applicable, are applied to an Annuity Plan; or

•         You take a Withdrawal or Surrender the Contract.

We reserve the right in the Contract to change the amount we charge for the premium tax if you change your state of residence.  We do not expect to incur any other tax liability attributable to the Contract.  We also reserve the right to charge for any other taxes as a result of any changes in applicable law.

Excess Transfer Fee

Currently, only one Sub-account is available so an Excess Transfer Fee cannot be incurred.  If, however, additional Sub-accounts are available in the future, there is a maximum $50 charge for each transfer exceeding 12 during a Contract Year (which we refer to as an Excess Transfer).

12

Separate Account Fee

The Separate Account Fee is currently 1.50% of the Accumulation Value allocated to the Separate Account, and the maximum amount that we may charge is 2.00%.  The Separate Account Fee is set on the Contact Date and will not change for the life of that Contract.  The fee is not applied to Accumulation Value applied to Indexed Segments or the Interim Segment.  The fee is deducted from the value in each Sub-account on each Business Day.  This fee compensates us for ongoing administrative and risk related expenses we may incur.  If there are any profits from this fee, we may use them to finance the distribution of the Contracts.

Underlying Fund Expenses

As shown in the prospectuses for the underlying Funds, each underlying Fund deducts management fees from the amounts allocated to it.  In addition, each underlying Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the Fund.  Furthermore, certain underlying Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares.  Fees are deducted from the value of the underlying Fund shares on a daily basis, which in turn affects the value of each Sub-account that purchases Fund shares.  For a more complete description of these fees and expenses, review each prospectus for the underlying Fund.  You should evaluate the expenses associated with the underlying Fund(s) available through the contract before making a decision to invest.

The Company may receive compensation from each of the underlying Funds or their affiliates based on an annual percentage of the average net assets held in that underlying Fund by the Company.  The percentage paid may vary from one Fund company to another.  For certain underlying Funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from underlying Fund assets.  Any such fees deducted from underlying Fund assets are disclosed in the prospectuses for the underlying Fund.  The Company may also receive additional compensation from certain underlying Funds for administrative, recordkeeping or other services provided by the Company to the underlying Funds or their affiliates.  These additional payments may also be used by the Company to finance distribution.  This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our Contracts.  Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds.  For more information, please see page 35.

The Annuity Contract

The Contract described in this prospectus is a flexible premium deferred combination variable, indexed and fixed annuity contract.  The Contract is non-participating, which means that it will not pay dividends resulting from any of the surplus or earnings of the Company.  We urge you to read the Contract because it defines your rights as an investor.  The Contract consists of any attached application, amendment or Endorsements that are issued in consideration of the Initial Premium paid.  The Contract provides a means for you to allocate Premium and make Reallocations to one or more Indexed Segments and Sub-accounts.  Amounts not allocated to the Indexed Segments and/or Sub-accounts are invested in the Interim Segment, which is part of our General Account and earns a guaranteed fixed rate of interest.

Owner

The Owner is the individual (or entity) entitled to exercise the rights incident to ownership.  The Owner may be an individual or a non-natural person (e.g., a corporation or trust).  We require the Owner to have an Insurable Interest in the Annuitant.  See page 33.  Two individuals may own the Contract, which we refer to as Joint Owners.  Joint Owners must agree to any changes or exercise of the rights under the Contract.  The Death Benefit becomes payable if any Owner dies prior to the Maturity Date.  If the Owner is a non-natural person, the Death Benefit becomes payable if any Annuitant dies prior to the Maturity Date.  See page 30.  We will pay the Death Benefit to the Beneficiary (see below).

Joint Owner

For Contracts purchased with after-tax money, which we refer to as non-qualified Contracts, Joint Owners may be named in a written request to us at any time before the Contract is in effect.  A Joint Owner may not be an entity, however, and may not be named if the Owner is an entity.  In the case of Joint Owners, all Owners must agree to any change or exercise of the rights under the Contract.  All other rights of ownership must be exercised jointly by both Owners.  Joint Owners own equal shares of any benefits accruing or payments made to them.  In the case of Joint Owners, upon the death of a Joint Owner, we will designate the surviving Joint Owner as

13

the Beneficiary, and the Death Benefit is payable.  See page 30.  This Beneficiary change will override any previous Beneficiary designation.  All rights of a Joint Owner terminate upon the death of that Owner, so long as the other Joint Owner survives, and the deceased Joint Owner’s entire interest in the Contract will pass to the surviving Joint Owner.  Upon the death of any Owner, the Death Benefit is payable to the surviving Joint Owner, except in the case of a surviving Joint Owner who is the spouse of the deceased Joint Owner, the Contract may be continued and the Death Benefit will be payable if the surviving Joint Owner dies prior to the Maturity Date.  See page 31 for more information about the rights of a surviving Joint Owner.

Annuitant and Contingent Annuitant

The Annuitant is the individual upon whose life the Annuity Payments are based.  The Annuitant must be a natural person, who is designated by you at the time the Contract is issued.  There may be two Annuitants.  If you do not designate the Annuitant, the Owner will be the Annuitant.  In the case of Joint Owners, we will not issue a Contract if you have not designated the Annuitant.  If the Owner is a non-natural person, an Annuitant must be named.  We require the Owner to have an Insurable Interest in the Annuitant.  See page 33.

You may name a Contingent Annuitant.  A Contingent Annuitant is the individual who will become the Annuitant if all named Annuitants die prior to the Maturity Date.

Neither the Annuitant nor the Contingent Annuitant can be changed while he or she is still living.  Permitted changes to the Annuitant:

•         If the Owner is an individual, and the Annuitant dies before the Maturity Date, the Contingent Annuitant, if any, will become the Annuitant, if two Owners do not exist.

•         Otherwise, the Owner will become the Annuitant if the Owner is a natural person

•         If two individual Owners exist, the youngest Owner will become the Annuitant.

•         The Owner, or Joint Owners, must name an individual as the Annuitant if the Owner is age 95 or older as of the date of the Annuitant’s death.  We require the Owner to have an Insurable Interest in the Annuitant.  See page 33.

If the Owner is a non-natural person, and any Annuitant dies before the Maturity Date, we will pay the Death Benefit to the designated Beneficiary (see below).  There are different distribution requirements under the Code for paying the Death Benefit on a Contract that is owned by a non-natural person.  You should consult your tax and/or legal adviser for more information if the Owner is a non-natural person.

Beneficiary

The Beneficiary is the individual or entity designated by you to receive the Death Benefit.  The Beneficiary may become the successor Owner if the Owner, who is a spouse, as defined under U.S. federal law, dies before the Annuity Commencement Date or the Maturity Date, as applicable.  The Owner may designate a Contingent Beneficiary, who will become the Beneficiary if all primary Beneficiaries die before any Owner (or any Annuitant if the Owner is a non-natural person).  The Owner may designate one or more primary Beneficiaries and Contingent Beneficiaries.  The Owner may also designate any Beneficiary to be an Irrevocable Beneficiary.  An Irrevocable Beneficiary is a Beneficiary whose rights and interest under the Contract cannot be changed without the consent of such Irrevocable Beneficiary.

Payment of the Death Benefit to the Beneficiary:

•         We pay the Death Benefit to the primary Beneficiary (unless there are Joint Owners, in which case the Death Benefit is paid to the surviving Owner(s)).

•         If all primary Beneficiaries die before any Annuitant or any Owner, as applicable, we pay the Death Benefit to any Contingent Beneficiary.

•         If there is a sole natural Owner and no surviving Beneficiary (or no Beneficiary is designated), we pay the Death Benefit to the Owner’s estate.

•         If the Owner is not a natural person and all Beneficiaries die before the Annuitant (or no Beneficiary is designated), the Owner will be deemed to be the primary Beneficiary.

•         One or more individuals may be a Beneficiary or Contingent Beneficiary.

•         In the case of more than one Beneficiary, we will assume any Death Benefit is to be paid in equal shares to all surviving Beneficiaries in the same class (primary or contingent), unless you provide Notice to Us directing otherwise.

We will deem a Beneficiary to have predeceased the Owner if:

•         The Beneficiary died at the same time as the Owner;

•         The Beneficiary died within 24 hours after the Owner’s death; or

•         There is insufficient evidence to determine that the Beneficiary and Owner died other than at the same time.

14

The Beneficiary may decide how to receive the Death Benefit, subject to the distribution requirements under Section 72(s) of the Code.  You may restrict a Beneficiary’s right to elect an Annuity Plan or receive the Death Benefit in a single lump-sum payment.

Change of Owner or Beneficiary

You may transfer ownership of a non-qualified Contract before the Maturity Date.  The new Owner’s age may not be greater than age 85, or the age of the current Owner, at the time.  We require any new Owner to have an Insurable Interest in the Annuitant.  See page 33.  You have the right to change the Beneficiary unless you have designated such person as an Irrevocable Beneficiary at any time prior to the Maturity Date.  Notice to Us is required for any changes pursuant to the Contract.  Any such change will take effect as of the date Notice to Us is received and not affect any payment made or action taken by us before recording the change.  A change of Owner likely has tax consequences.  See page 38 for more information.

Contract Purchase Requirements

We will issue a Contract so long as the Annuitant and the Owner (if a natural person) are age 80 or younger at the time of application.  An Insurable Interest must exist at the time we issue the Contract.  In purchasing the Contract, you will represent and acknowledge that the Owner has an Insurable Interest in the Annuitant.  We require the agent/registered representative to confirm on the application that the Owner has an Insurable Interest in the Annuitant.  Insurable Interest means the Owner has a lawful and substantial economic interest in the continued life of the Annuitant.  See page 33.

The minimum initial payment (which we refer to as the Initial Premium) must be at least $5,000 for qualified Contracts and at least $25,000 for non-qualified Contracts.  We currently accept as the Initial Premium payments from multiple sources involving transfers and exchanges identified on the application and received no more than 45 days after our receipt of the application.

We accept Additional Premium, subject to our right in the Contract to limit or refuse to accept Additional Premium in our sole discretion.  Each Additional Premium must be at least $1,000.  Under certain circumstances, we may waive the minimum payment requirement for Premiums.  We will not accept Additional Premium if the Annuitant or the Owner (if a natural person) are age 85 or older when the Additional Premium is received.

If your Premium payment was transmitted by wire order from your agent/registered representative (broker-dealer), we will follow one of the following two procedures after we receive and accept the wire order and investment instructions.  Which procedure depends on whether your state or agent/registered representative (broker-dealer) requires a paper application to issue the Contract.

•         If an application is required, we will issue the Contract along with a Contract acknowledgement and delivery statement, but we reserve the right to void the Contract if we are not in receipt of a properly completed application within 5 days of receiving the Initial Premium.  We will refund the Accumulation Value plus any charges we deducted, and the Contract will be voided.  We will return the Premium when required.

•         When an application is not required, we will issue the Contract along with a Contract acknowledgement and delivery statement.  We require you to execute and return the Contract acknowledgement and delivery statement.  Until you do, we will require a signature guarantee, or notarized signature, on certain transactions prior to processing.

Our prior approval is required for Premiums that would cause the Premiums of all annuities you maintain with the Company or its affiliates to exceed $1,000,000.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that Premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy Owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

15

We may also refuse to accept certain forms of Premium payments or loan repayments (traveler’s checks, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of Premium payments or loan repayments (money orders totaling more than $5,000.00, for example).  In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it.  Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator.  We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Availability of the Contract

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  The tax-deferred feature is more attractive to people in high federal and state tax brackets.  You should not buy the Contract if:

•         You are looking for a short-term investment;

•         You cannot risk getting back an amount less than your initial investment; or

•         Your assets are in a plan that already provides for tax-deferral and you can identify no other benefits in purchasing the Contract.

When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with the Contract may not be beneficial to you.  Before purchasing the Contract, you should determine whether your existing contract will be subject to any fees or penalties upon termination of such contract.  You should also compare the fees and charges, coverage provisions and limitations, if any, of your existing contract to the Contract.

Individual Retirement Accounts, or IRAs, and other qualified plans already have the tax-deferral feature found in the Contract.  For an additional cost, the Contract provides other features and benefits, which other plans may not provide.  You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost.  See page 47.

Crediting of Premium Payments

We will process your Initial Premium within 2 Business Days of receipt and allocate it according to the instructions you specify, so long as the application and all information necessary for processing the Contract is complete.  We will process Additional Premium payments within 1 Business Day if we receive all information necessary.

In the event that your application is incomplete for any reason, we are permitted to retain your Initial Premium for up to 5 Business Days while attempting to complete it.  If the application cannot be completed during this time, we will inform you of the reasons for the delay.  We will also return the Initial Premium promptly.  Once you complete the application, we will process your Initial Premium within 2 Business Days and allocate it according to your instructions.  On Additional Premium, we will ask about any missing information.  Additional Premium will be allocated in the same proportion as the payment of Initial Premium, unless you specify otherwise.

Accumulation Value

We determine your Accumulation Value for your Contract on a daily basis beginning on the Contract Date.  On the Contract Date, the Accumulation Value equals the Initial Premium paid less any premium tax, if applicable.  At any time after the Contract Date, the Accumulation Value equals the sum of the value for Indexed Segment, the value of the Sub-accounts and the value of the Interim Segment.  The method used to determine the value for the Sub-accounts, the Indexed Segments and the Interim Segment are described on pages 16, 20 and 27 respectively.

16

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile Surrender request form), even if appropriate identifying information is provided.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts.  These products have different benefits, fees and charges, and may or may not better match your needs.  Please consult your agent/registered representative if you are interested in learning more information about these other products.

Allocations

You elect the Indexed Segments and Sub-accounts to allocate your Premium or to make Reallocations.  As discussed below, your allocation instructions must select the Sub-accounts and Indexed Segment(s) you wish to allocate to and may include a Rate Threshold for each Indexed Segment unless you select Dollar Cost Averaging as described below.  For Indexed Segments, during the time between the Premium Receipt Date and the next Segment Start Date and during periods when all the Segment Participation Requirements are not met, Premiums will be invested in the Interim Segment and earn a guaranteed fixed rate of interest.  You may make changes to your allocation instructions at any time prior to the close of business on the Segment Start Date.

Segment Participation Requirements for Indexed Segments

In order for Premium to be allocated or a Reallocation to be made to an Indexed Segment on a Segment Start date the Segment Participation Requirements must be met for the applicable Indexed Segment.  If Premium is to be allocated or a Reallocation is to be made to multiple Indexed Segments, Premium or Reallocations will be allocated only to those Indexed Segments whose Segment Participation Requirements are met.

The following Segment Participation Requirements must be met on a Segment Start Date in order for Premium or Accumulation Value to be allocated to an Indexed Segment:

•         The Indexed Segment is available;

•         The Indexed Segment does not have an Segment Term that extends beyond your Annuity Commencement Date; and

•         The declared Cap Rate for the Indexed Segment is equal to or greater than the Rate Threshold (described below), if any, which you may have set.

Rate Threshold for Indexed Segments

You may select a Rate Threshold for each Indexed Segment that you wish to allocate Premium or to make Reallocations.  For Indexed Segments, your Premium or Reallocation will not be allocated to the Indexed Segment unless the Cap Rate is greater than or equal to the Rate Threshold.  The Rate Threshold you set represents the minimum Cap Rate you find acceptable for a particular Indexed Segment, and setting a high Rate Threshold may result in amounts remaining invested in the Interim Segment for an extended period of time.  We may limit the availability of Rate Thresholds above a certain percentage, and these limits may change from time to time.

A Rate Threshold will remain in effect with respect to an Indexed Segment until changed by you.  Contact Customer Service (contact information for Customer Service appears on page 1) or your agent/registered representative for information about any limits on Rate Thresholds.  The Cap Rate is discussed more fully on page 20.  It is important to understand that you will not know the Cap Rate for an Indexed Segment prior to the allocation of Premium or Reallocation on the Segment Start Date.  Once Premium has been invested in an Indexed Segment, you will not be able to reallocate the value in that Indexed Segment to another Indexed Segment or to a Sub-account prior to the end of the Segment Term, which could be as long as seven years.  Withdrawals from an Indexed Segment or a Surrender of the Contract will be subject to any applicable Surrender Charges.

Initial Allocation to an Indexed Segment

You may make allocations of Premium or Reallocations (from the Sub-accounts, the Interim Segment or other Indexed Segments) to one or more Indexed Segments.  All allocations of Premium and Reallocations must be in whole percentages that total 100%. All Premium allocations to an Indexed Segment will be initially held in the Interim Segment until a Segment Start Date.

17

If the applicable Segment Participation Requirements for the Indexed Segment you have selected are met on the first Segment Start Date following the allocation of Premium or Reallocation, the Premium or Reallocation will be automatically allocated to that Indexed Segment.  If the Segment Participation Requirements are not met, then that portion of the Premium or amount reallocated will remain in or be transferred to the Interim Segment.  With respect to values remaining or transferred to the Interim Segment, each subsequent month on the Segment Start Date, if the Segment Participation Requirements for the Indexed Segment are met, that value will be allocated to the applicable Indexed Segment. You may change your allocation or modify or remove the Rate Threshold for values in the Interim Segment at any time up to the close of business on the day prior to the Segment Start Date.  You may set only one Rate Threshold per Indexed Segment at a time.  Setting a Rate Threshold higher that the Cap Rate currently offered by the Company will result in amounts being transferred to or remaining invested in the Interim Segment and earning a guaranteed fixed rate of interest until a subsequent Segment Start Date when a Cap Rate is declared that is equal to or exceeds your designated Rate Threshold.

Reallocations at the End of a Segment Term.

We will provide Notice to You prior to the end of a Segment Term. The notice will specify the Indexed Segments that will be available at the next Segment Start Date.  You may submit Reallocation instructions with respect to the value allocated to that Indexed Segment (including a new Rate Threshold for the current Indexed Segment or a different Indexed Segment) to us at any time up to the close of business prior on the Segment Start Date.  You may make a Reallocation to any available Indexed Segment or Sub-account provided that you may not make a Reallocation to an Indexed Segment whose Segment End Date is later than your Contract’s Maturity Date.

At the end of a Segment Term, the value in the expiring Indexed Segment will be allocated according to the Reallocation instructions you provided.  If you do not provide Reallocation instructions, the value in the Indexed Segment will be automatically reallocated to the same Indexed Segment provided the Segment Participation Requirements are met.  If the Segment Participation Requirements are not met, including the designated Rate Threshold, the value in the Indexed Segment will be reallocated to the Interim Segment and earn a guaranteed fixed rate of interest.  Unless you provide a new Rate Threshold and/or new allocation instructions, the Rate Threshold previously provided for the ending Segment Term will continue to apply.

Dollar Cost Averaging

Dollar cost averaging or DCA is available for initial allocations of Premiums and Reallocations.  The Interim Segment serves as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the Indexed Segment or Sub-account you specify.  You may participate in dollar cost averaging by providing Notice to Us of your election to participate. There is no additional charge for dollar cost averaging.  You also set the duration you would like the Premium to be invested over.  The maximum duration is 12 months. You may not set a Rate Threshold (or minimum declared Cap Rate) in connection with the DCA program. Consequently, by electing to DCA into the Indexed Segments you bear the risk that Cap Rates on amounts allocated to an Indexed Segment under the DCA program will be less than a minimum Cap Rate that you would otherwise elect through use of a Rate Threshold.

The minimum monthly transfer amount is $100. We will transfer all your money allocated to the Indexed Segments you specify in equal payments over the relevant duration.  The last payment will include earnings accrued in the Interim Segment over the duration. DCA may be subject to limited availability in connection with systematic Withdrawals.  The transfer date for each allocation into an Indexed Segment will be the Segment Start Date each month.  If, on any Segment Start Date, the value in the Interim Segment is equal to or less than the amount you have elected to allocate, the entire amount will be allocate and the program will end.  You may terminate the DCA at any time by sending Notice to Us at least 7 days before the next Segment Start Date.

DCA will allow you to invest Premium in the Indexed Segments at different Cap Rates (for Indexed Segments) and is designed to lessen the impact of Cap Rate fluctuation on your investment.  Therefore, investment in Indexed Segments with higher average Cap Rate may be achieved over the long term; however, we cannot guarantee this.  DCA does not guarantee that you will earn a profit or be protected against losses.  You should consider your ability to withstand periods of potentially significantly fluctuating Cap Rates.

We may modify, suspend or terminate DCA. We will send Notice to You in advance. Such modification, suspension or termination, however, will apply prospectively only and will not affect any DCAs in effect at the time.

If an Indexed Segment you have selected is not available on a Segment Start Date, any amount in the dollar cost averaging account destined for that Indexed Segment will remain in the Interim Segment until it becomes available or you provided different instructions.

18

The Indexed Segments

Indexed Segments

You may allocate Premium to one or more Indexed Segments.  The Contract will have at least one Indexed Segment available at all times. There is no guarantee that the same or similar Indexed Segments as those currently offered will be available for future new Premiums or for Reallocations.  We reserve the right to add Indexed Segments (Indexes, Segment Terms and/or Buffers) or to cease offering a specific Indexed Segments (Indexes, Segment Terms and/or Buffers) or accepting Additional Premiums or Reallocations to any Indexed Segment or to the Contract, at any time.

You may elect to allocate any portion of Premiums or make Reallocations to Indexed Segments.  Each Indexed Segment has a corresponding Index, Segment Term and Buffer.  Allocations to Indexed Segments do not constitute ownership in the Index or in a mutual fund or exchange-traded fund that tracks the Index for the Indexed Segment.  Each Indexed Segment will also have a Cap Rate, which is determined by us on the Segment Start Date.  Unlike other investment products that track an Index, mutual fund or exchange-traded fund, positive investment performance in the Indexed Segments are subject to Cap Rates.  The currently available Indexed Segments are listed on the inside cover of this prospectus.

We reserve the right to cease offering one or more Indexed Segments and/or to offer different Indexed Segments. Some Indexed Segments may be available only for new Premiums, only for Reallocations or only for Reallocations from the same Indexed Segment at the end of such Indexed Segment’s Segment Term.  You may allocate Premium or make Reallocations to any available Indexed Segment provided that the Segment Participation Requirements are met.

Segment Term

For the Indexed Segments, the Segment Term is the period over which the Index Credit is calculated and Cap Rate is guaranteed.  Each Indexed Segment has its own separate Segment Term.  The Segment Term begins on the Segment Start Date for such Premium in the Indexed Segment.  The Segment End Date is the 24th day of the month that the Segment Term Ends.

For example, an Index Term with a Segment Start Date of June 25, 2015 and a 1 year Segment Term would end on June 24, 2016.  Therefore, the subsequent Segment Term begins on the applicable Segment Start Date and ends on the day before the anniversary of the Segment Start Date in the final year of that Segment Term.

Index Credit

Index Credits are calculated as the Index Change, subject to the applicable the Cap Rate and Buffer.  The Index Change, Cap Rate and Buffer are described in more detail below.  The Indexed Segment’s value may increase or decrease through positive or negative Index Credits.

The following table summarizes how the Index Credit is determined based on the Index Change.

If the Index Change is:	Then the Index Credit will Equal:
• Positive and greater than or equal to the Cap Rate	• The Cap Rate
• Positive, but less than the Cap Rate	• The Index Change
• Negative but is greater than the Buffer	• 0%
• Negative and less than the Buffer	• The Index Change, offset by the Buffer

The Cap Rate, Buffer and the Index Credit are rates of return for the entire Segment Term (from the Segment Start Date to the Indexed Segment’s Maturity Date), NOT annual rates of return, even if the Segment duration is longer than one year.  Accordingly, the Index Change and the Rate Threshold are also not annual rates.

The performance of the Index, the Cap Rate and the Buffer are all measured from the Segment Start Date to the Indexed Segment’s Maturity Date, and the Cap Rate and Buffer apply if you hold the Indexed Segment until the Indexed Segment’s Maturity Date.

19

Index Change

The Index Change for an Indexed Segment is calculated using the following formula:

Index Change =           (i) – (ii)_
   (ii)

Where:

(i) Is the value of the Index (which we refer to as the Index Number) as of the date the Index Change is calculated; and

(ii) Is the Index Number as of the start of the Segment Term.

We convert the decimal to the equivalent percentage to determine the Index Change.

Cap Rate

The Cap Rate is the maximum Index Change that may be applied at the end of the Segment Term.  On each Segment Start Date, we will declare a new Cap Rate that is guaranteed for the Segment Term.  The Cap Rate may vary by Indexed Segment. Because you will not know the Cap Rate in advance of the Segment Start Date, you should set a Rate Threshold if you do not wish to invest in an Indexed Segment with a Cap Rate below a certain rate. See page 17 for more information about setting a Rate Threshold.

The Cap Rate is a declared factor and is set by us in our sole discretion.  While we have no specific formula for determining the Cap Rate for an Indexed Segment, we may consider various factors, such as the yields available on the fixed income securities we use to support our guarantees under the Contract.  An increase in the yields could have a corresponding impact on the Cap Rates and vice versa.  The Cap Rates could be similarly impacted by the costs to hedge these investments using derivatives, for example, options and futures contracts.  Also, we may consider the level of compensation we pay for the promotion and sale of the Contract and our administrative expenses, in addition to regulatory and tax requirements, and general economic trends and competitive factors. Our current business practice is to match Indexed Segment renewal Cap Rates with currently available Indexed Segment new money Cap Rates.  However, we reserve the right to change this practice at any time and do not guarantee that Indexed Segment renewal Cap Rates will match Indexed Segment new money Cap Rates.

Buffer

The Buffer is the amount of any negative Index Change that will be absorbed by the Company.  If the Index Change is negative, the Index Change is offset by the amount of the Buffer.  For example, if you have selected an Indexed Segment with a 10% Buffer and the Index Change is -30% then the Indexed Segment’s value would be reduced by 20%.

The Buffer is set by us in our sole discretion.  Not all Buffers may be available for each Index and Segment Term.  Generally, Indexed Segments with larger Buffers will tend to have lower Cap Rates than Indexed Segments with smaller Buffers using the same Index and with the same Segment Term. The currently available Buffers are listed in the Segment chart on the inside cover of this prospectus.  There is a risk of a substantial loss of your principal because you agree to absorb all losses to the extent they exceed the Buffer for any Indexed Segment you chose to invest in.  Currently, a 10% Buffer is the only Buffer available.

Indexed Segment Value on Segment Start Date and Segment End Date

On the Segment Start Date, an Indexed Segment’s value is equal to the Premium allocated or Reallocation to the Indexed Segment, less any premium tax, if applicable.

On the Segment End Date, the Indexed Segment’s value equals:

•         The Indexed Segment’s value on the Segment Start Date; multiplied by

•         (1+ the applicable Index Credit).

Important Note:  If you make a Withdrawal prior to the end of a Segment Term, for the remainder of the Segment Term, the Index Credit is proportionately reduced by the percentage amount that the Withdrawal reduced the Indexed Segment’s value on the day of the Withdrawal. See Prorate Factor below.

20

Indexed Segment Value During the Segment Term

The Prorate Factor will be used in determining an Indexed Segment’s value during the Segment Term.  We use the following formula to determine the Prorate Factor:

Prorate Factor =     Number of days elapsed in Segment Term

          Number of days in Segment Term

We then apply the Prorate Factor by multiplying the Prorate Factor by the Indexed Segment’s Cap Rate and Buffer.  The same methodology we use to determine an Index Credit at the end of the Segment Term is then used to calculate the Index Credit using the prorated Cap Rate and Buffer.  The Index Credit may be positive or negative:

Before the Segment End Date, the Indexed Segment’s value equals:

•         The Indexed Segment’s value on the Segment Start Date; multiplied by

•         (1+ the applicable Index Credit) where the Index Credit is calculated by applying the Prorate Factor to the Indexed Segment Cap Rate and Buffer.

Withdrawal Adjustments

A Withdrawal from an Indexed Segment during a Segment Term reduces the Indexed Segment’s value that is available to participate in Index Credit for the remainder of the Segment Term.

If a Withdrawal from an Indexed Segment occurs before the end of the Segment Term, for the remainder of the Segment Term, we calculate the Indexed Segment’s value using a Withdrawal Adjustment.  The Withdrawal Adjustment is determined using the following formula:

Withdrawal Adjustment = Indexed Segment’s value Before Withdrawal – Withdrawal Amount

Indexed Segment’s value Before Withdrawal

If Withdrawals have already been made during the Segment Term, the result of the above formula is multiplied by the Withdrawal Adjustment for the previous Withdrawal to determine the Withdrawal Adjustment for the current Withdrawal.

On or before the Segment End Date, after a Withdrawal, the Indexed Segment’s value equals:

•         The Indexed Segment’s value on the Segment Start Date; multiplied by

•         A Withdrawal Adjustment for any Withdrawal from the Indexed Segment during the Segment Term; plus

•         The result multiplied by (1+ the applicable Index Credit) where the Index Credit is calculated by applying the Prorate Factor to the Indexed Segment Cap Rate and Buffer.

Premium taxes are deducted from the calculation of Indexed Segment’s value, as applicable.

For days other than Business Days, Index Credits are determined using Index Values from the previous Business Day.

Indexed Segment’s Value on an Indexed Segment’s Maturity Date Illustrative Examples:

The following examples show how we calculate an Indexed Segment’s value, using the formula indicated above, on $100,000 of Premium allocated to an Indexed Segment.  The Premium is allocated until the end of the Segment Term.

Illustrative Example #1 – Negative Index Performance that is Offset by the Buffer

For purposes of this example: (ii) is the Index Number as of the Segment Start Date, which is 1,000; (i) is the Index Number as of the Segment End Date, which is 940; the Index Buffer is 10% and the Cap Rate is 15%.

Step One is to determine the Index Change: (940-1000)/1,000 = (-0.06), which, when converted to the equivalent percentage is -6%.

Because the Index Change is negative, Step Two is to compare the Index Change to the Buffer.  Because the offset provided by the Buffer (10%) is larger than the Index Change (-6%), the Index Credit is 0%.

Step Three is to apply the Index Credit to the amount allocated to the Indexed Segment: $100,000 (1 + 0%) = $100,000.

Thus, the Indexed Segment’s value remains $100,000.

21

Illustrative Example #2 – Negative Index Performance that is Partially Offset by the Buffer

For purposes of this example: (ii) is the Index Number as of the  Segment Start Date, which is 1,000; (i) is the Index Number as of the Segment End Date, which is 880; the Index Buffer is 10% and the Cap Rate is 15%.

Step One is to determine the Index Change: (880-1000)/1,000 = (-0.12), which, when converted to the equivalent percentage is -12%.

Because the Index Change is Negative, Step Two is to compare the Index Change to the Buffer.  The Index Credit is the Index Change (-12%) offset by the Buffer (10%).  In this example, the Index Credit is -2%.

Step Three is to apply the Index Credit to the amount allocated to the Indexed Segment: $100,000 x (1 + -2%) = $98,000.

Thus, the Indexed Segment’s value is reduced to $98,000.

Illustrative Example #3 – Positive Index Performance that is Greater Than the Cap Rate

For purposes of this example: (ii) is the Index Number as of the Segment Start Date, which is 1,000; (i) is the Index Number as of the Segment End Date, which is 1170; and the Cap Rate is 15%.

Step One is to determine the Index Change: (1170-1000)/1,000 = 0.17, which, when converted to the equivalent percentage is 17%.

Because the Index Change is Positive, Step Two is to compare the Index Change to the Cap Rate.  The Index Credit is the lesser of the Cap Rate (15%) or the Index Change (17%).  In this example, since Index Change is greater than the Cap Rate, the Index Credit is equal to the Cap Rate: 15%.

Step Three is to apply the Index Credit to the amount allocated to the Indexed Segment: $100,000 x (1 + 15%) = $115,000.

Thus, the Accumulation Value allocated to the Indexed Segment is increased to $115,000.

Illustrative Example #4 – Positive Index Performance that is Less than the Cap Rate

For purposes of this example: (ii) is the Index Number as of the start of the Segment Start Date, which is 1,000; (i) is the Index Number as of the Segment End Date, which is 1080; and the Cap Rate is 15%.

Step One is to determine the Index Change: (1080-1000)/1,000 = 0.08, which, when converted to the equivalent percentage is 8%.

Because the Index Change is Positive, Step Two is to compare the Index Change to the Cap Rate.  The Index Credit is the lesser of the Cap Rate (15%) or the Index Change (8%).  In this example, since the Index Change is less than the Cap Rate, the Index Credit is equal to the Index Change: 8%.

Step Three is to apply the Index Credit to the amount allocated to the Indexed Segment: $100,000 x (1 + 8%) = $108,000.

Thus, the Indexed Segment’s value is increased to $108,000.

Indexed Segment’s Value prior to an Indexed Segment’s Maturity Date Illustrative Examples:

The following examples show how we calculate an Indexed Segment’s value, using the formula indicated above, on $100,000 of Premium, after 6 months of a 1 year Segment Term.

Illustrative Example #1 – Negative Index Performance that is Offset by prorated Buffer, half of Segment Term Elapsed

For purposes of this example: (ii) is the Index Number as of the start of the Segment Start Date, which is 1,000; (i) is the Index Number after half of the Segment Term has elapsed, which is 940; the Index Buffer is 10% and the Index Cap is 15%.

Step One is to determine the Index Change: (940-1000)/1,000 = (-0.06), which, when converted to the equivalent percentage is -6%.

Because the Index Change is negative, Step Two is to calculate the Buffer,  using the Prorate Factor to reflect that 50% of the Segment Term has elapsed:  - 10% x 0.5 = - 5%

Step Three is to compare the Index Change to the prorated Buffer.  The Index Credit is the Index Change (-6%) less the Index Buffer   (-5%).  In this example, the Index Credit is -1%.

Step Four is to apply the Index Credit to the Indexed Segment’s value: $100,000 x (1 + -1%) = $99,000.

22

Illustrative Example #2 – Positive Index Performance that is Less Than the prorated Cap Rate, half of Segment Term Elapsed

For purposes of this example: (ii) is the Index Number as of the start of the Index Period, which is 1,000; (i) is the Index Number after half of the Segment Term has elapsed, which is 1170; the Index Buffer is – 10% and the Cap Rate is 15%.

Step One is to determine the Index Change: 1170/1,000 -1 = 0.17, which, when converted to the equivalent percentage is 17%.

Because the Index Change is positive, Step Two is to calculate the prorated Cap Rate, using the Prorate Factor to reflect that 50% of the  Segment Term has elapsed:   15% x 0.5 = 7.5%

Step Three is to compare the Index Change to the prorated Cap Rate.  The Index Credit is the lesser of the Index Change (17%) and the Cap Rate (7.5%).  In this example, the prorated Index Credit is 7.5%.

Step Four is to apply the Index Credit to the Indexed Segment’s value: $100,000 x (1 + 7.5%) = $107,500.

Indexed Segment’s Value on an Indexed Segment’s Maturity Date, after two Withdrawals during the Segment Term, Illustrative Examples:

The following example shows how we calculate an Indexed Segment’s value, using the formula indicated above, on $100,000 of Premium allocated to an Indexed Segment when Withdrawals have been made during the Segment Term. During the Segment Term, $10,000 is withdrawn from the Indexed Segment when the Indexed Segment’s value on the date of the Withdrawal was $105,000 and an additional $5,000 is withdrawn from the Indexed Segment when the Indexed Segment’s value was $90,000.

Illustrative Example – Positive Index Performance that is Less than the Cap

For purposes of this example: (ii) is the Index Number as of the start of the Segment Start Date, which is 1,000; (i) is the Index Number as of the Segment End Date, which is 1080; and the Cap Rate is 15%.

Step One is to determine the Index Change: (1080-1000)/1,000 = 0.08, which, when converted to the equivalent percentage is 8%.

Because the Index Change is Positive, Step Two is to compare the Index Change to the Cap Rate.  The Index Credit is the lesser of the Cap Rate (15%) or the Index Change (8%).  In this example, since the Index Change is less than the Cap Rate, the Index Credit is equal to the Index Change: 8%.

Step Three is to determine the Withdrawal Adjustment: ((105,000 – 10,000) / 105,000) x ((90,000 – 5,000) /90,000) = .8545

Step Four is to apply the Index Credit and the Withdrawal Adjustment to the Indexed Segment’s value: $100,000 x (1 + 8%) x ..8545 = $92,286.

Thus, the Indexed Segment’s value is $92,286.

The Indexes

As described above, the performance of each Indexed Segment is tied to the performance of one or more securities, bond, exchange-traded fund or other index.  We refer to all of these indexes as “Indexes” for purposes of this prospectus.  The Indexed Segments are not index funds.  While you may participate in the performance of that Index by investing in the Indexed Segment, you are not investing directly in any index, mutual fund or exchange-traded fund and you do not participate in the investment results of any assets we hold in relation to the Indexed Segments.  See page 10 for information about the separate account that holds the assets related to the Indexed Segments.  Depending upon the performance of the Index used by the Indexed Segment in which you invest, you could lose money on your investment.

We currently use four Indexes within the Indexed Segments:

•         MSCI EAFE Index

•         NASDAQ 100 Index

•         Russell 2000 Index

•         S&P 500 Index

We have permission to offer the Indexes described below pursuant to a license agreement or other arrangement with each sponsor.

23

MSCI EAFE Index:  THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY VOYA SERVICES COMPANY.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required.  Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

NASDAQ 100 Index: The Product(s) is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).  The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance.  The Corporations' only relationship to Voya Services Company (“Licensee”) is in the licensing of the Nasdaq®, OMXTM, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Product(s).  NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the NASDAQ-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

24

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of theNASDAQ-100 Index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of theNASDAQ-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Russell 2000 Index:  The Russell 2000 is a trademark of Russell Investments and have been licensed for use by Voya Insurance and Annuity Company.  The product is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in the product.

S&P 500® Index:  The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Voya Insurance and Annuity Company.  Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Voya Insurance and Annuity Company.  The product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general market performance.  S&P Dow Jones Indices’ only relationship to Voya Insurance and Annuity Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors.  The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Voya Insurance and Annuity Company or the product.  S&P Dow Jones Indices have no obligation to take the needs of Voya Insurance and Annuity Company or the owners of the product into consideration in determining, composing or calculating the S&P 500 Index.  S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the product.  There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the product currently being issued by Voya Insurance and Annuity Company, but which may be similar to and competitive with the product.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VOYA INSURANCE AND ANNUITY COMPANY, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VOYA INSURANCE AND ANNUITY COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Availability of Indexes

We may add Indexed Segments utilizing a new Index as we deem appropriate.  Alternatively, we may cease to accept initial allocations of Premiums that utilize a particular Index at any time in our sole discretion.  We may also cease, in our own discretion, to accept Reallocations to Indexed Segments that utilize a particular Index (when you reallocate from one Indexed Segment to another), or cease to permit Premiums from continuing to be applied to an Indexed Segment at the end of a Segment Term.  The Contract will have at least one Index available at all times.

25

We may also substitute an Index under the following conditions:

•         The Index is discontinued by its sponsor

•         The composition of the Index is substantially changed; or

•         Our agreement with the Index sponsor is terminated (see page 23).

We will not eliminate an Index underlying an Indexed Segment to which to which you have allocated until the end of the Segment Term.  Rather, in determining to eliminate an Index, we will cease accepting new investments in Indexed Segments utilizing the eliminated Index, or cease to permit Reallocations from continuing to be applied to Indexed Segments utilizing the eliminated Index at the end of the Segment Term, until you no longer have any allocations in Indexed Segments that utilize the eliminated Index.

We will notify you of the available Indexed Segments prior to the end of the Segment Term.  For more information on Reallocations, see page 18.

We will substitute an Index during an Indexed Segment’s Term only in the event that the Index is discontinued by its sponsor, or the circumstances under which our agreement with the sponsor do not allow sufficient time for us to eliminate the Index.  If we need to substitute an Index before the end of the Segment Term we will designate an Index that is comparable, which means the designated substitute Index would have a similar composition of underlying securities, sufficient liquidity for hedging and recognition in the marketplace.  For example, an Index that is comparable to the S&P 500 Index will have stocks of large, publicly held domestic companies.  Also, we will designate a substitute Index that has similar performance.  We will calculate the Index Credit using the performance of the designated substitute Index.  The Index Credit will reflect the Index Change of the designated substitute Index over the Segment Term, but still subject to the same Cap Rate that we declared at the beginning of the Segment Term.  We use the Index Change of the designated substitute Index to calculate the Index Credit because the Index Number of the designated substitute Index as of the start of the Segment Term may not be the same as the Index Number of the discontinued Index:

	Index Number as of Start of Index Period	Index Number as of End of Index Period	Index Change	Cap Rate	Index Credit
Discontinued Index	1,500	N/A	N/A	7%	N/A
Substitute Index	2,215	2,268	2.39%	7%	2.39%

It is possible that the Index Credit attributable to the designated substitute Index may not be as great as the Index Credit you might have been anticipating based on the discontinued Index (had the Index sponsor not discontinued the Index).  We will provide Notice to You of any change in or substitution of an Index.

Otherwise, any Additional Premium allocations or Reallocations to an Indexed Segment are subject to the terms and conditions in existence for such Indexed Segment available at that time, including the Cap Rates, which may differ from those applicable to previous allocations.

The Contract will have at least one Index available at all times.  We reserve the right to add Indexes, subject to approval by the insurance supervisory official in the jurisdiction in which the Contract is issued.

The Interim Segment

The Interim Segment is a fixed account where Contract value is held until it is transferred to an Indexed Segment or Subaccount.  Amounts allocated to the Indexed Segments are held in the Interim Segment until the Segment Start Date (provided all Segment Participation Requirements are met), and amounts to be invested using the Dollar Cost Averaging program are held in the Interim Segment until they are periodically transferred to the designated Indexed Segments and/or Subaccounts.  You may not make allocations directly to the Interim Segment although amounts will remain invested in the Interim Segment until all Segment Participation Requirements (include any applicable Rate Threshold) are met for a designated Indexed Segment.  The Interim Segment credits an annualized Fixed Interest Rate from the date Premium or Reallocation is transferred to the Interim Segment until the date amounts are reallocated to the Indexed Segments or Sub-account(s).  Currently, the Company guarantees the Fixed Interest Rate for a Segment Term of 1 year.  The Segment Term for the Interim Segment is the period over which the Fixed Interest Rate is calculated and guaranteed.  Each transfer to the Interim Segment has its own separate Segment Term, and the Segment Term begins on the date a Premium or Reallocation is transferred to the Interim Segment.

26

We credit interest daily at a rate that yields the Fixed Interest Rate for the Segment Term.  The Segment Term is the period over which the Fixed Interest Rate is calculated by the Company.  In the event of a Withdrawal, Surrender, or if the Death Benefit becomes payable or you elect to receive Annuity Payments, interest, if any, will be credited to the portion of the value in Interim Segment applied to the transaction, including the day the transaction is processed.  Your agent/registered representative should have the guaranteed rates of return currently available.  You can also find them out by contacting us.  Our contact information appears on the cover of this prospectus. The annual Fixed Interest Rate is guaranteed to be no less than 1%.

We do not use a specific formula to set these guaranteed rates of interest.  We determine the interest rates in our sole discretion.  We may, but are not required to consider, factors, including but not limited to the interest rate on the fixed income investments we use to support our guarantees (in which you have no direct or indirect interest), regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors.  We cannot predict the level of future interest rates.  The Interim Segment is part of the Company’s General Account and amounts held in the Interim Segment are an obligation of the Company and are subject to the Company’s financial strength and claims-paying ability, including claims against any other liabilities of the Company.

Interim Segment Value

On the Segment Start Date, the value of the Interim Segment is equal to the amount allocated to the Interim Segment, less any premium tax, if applicable.

On each day thereafter the value of the Interim Segment equals:

•         The amount transferred to the Interim Segment; minus

•         Any Surrender, Withdrawals withdrawn or transfers from the Interim Segment; plus

•         Interest credited daily at the Fixed Interest Rate.

Surrenders and Withdrawals

At any time prior to the Annuity Commencement Date, you may Surrender the contract for its Cash Surrender Value or Withdraw a portion of the Accumulation Value.  A Surrender or Withdrawal before the Owner or Annuitant, as applicable, reaches age 59 ½ may be subject to a U.S. federal income tax penalty equal to 10% of such amount treated as income, for which you would be responsible.  See page 38 for a general discussion of the U.S. federal income tax treatment of the Contract, which discussion is not intended to be tax advice.  You should consult a tax and/or legal adviser for advice about the effect of U.S. federal income tax laws, state laws or any other tax laws affecting the Contract, or any transaction involving the Contract.

Except under certain qualified Contracts, you may take a Surrender or Withdrawal of the Contract at any time before the earlier of:

•         The date on which Annuity Payments begin; and

•         The death of the Owner (or, if the Owner is not a natural person, the death of the Annuitant).

Cash Surrender Value

You may take the Cash Surrender Value from the Contract.  We do not guarantee a minimum Cash Surrender Value.  The Cash Surrender Value will fluctuate daily based on the investment and/or performance results of the Sub-account(s), the Interim Segment and Indexed Segments to which your Accumulation Value is allocated.  At any time prior to the Annuity Commencement Date, the Cash Surrender Value equals the greater of (1) Contract’s Accumulation Value minus any non-daily charges that have been incurred but not deducted and (2) the sum of the value of each Indexed Segment, each Sub-account and the Interim Segment’s Minimum Guaranteed Value (as calculated below) minus any non-daily charges that have been incurred but not deducted.  The Cash Surrender Value may be more or less than the Premium payment you made.

The Interim Segment Minimum Guaranteed Value equals:

•         87.5% of the portion of the value transferred to the Interim Segment, less Premium Taxes, if applicable; adjusted for

•         Any Re-elections, transfers, or Surrender or Withdrawals; plus

•         Interest credited daily at the applicable Minimum Guaranteed Surrender Value Interest Rate.

The initial Minimum Guaranteed Surrender Value Interest Rate is set on the Contract Date and will not change for the first eight Contract Years.  On the eighth Contract Anniversary and on each Contract Anniversary thereafter, the Minimum Guaranteed Surrender Value Interest Rate will be set equal to the average of the five-year Constant Maturity Treasury Rate for each day that it is reported by the Federal Reserve during the month of October in the calendar year preceding the calendar year of the Contract Anniversary, less 1.25%.  The Minimum Guaranteed Surrender Value Interest will be rounded to the nearest 0.05% and will not be greater than 3.0% or less than 1.0%.

27

To Surrender the Contract, you must provide Notice to Us.  If we receive your Notice to Us before the close of business on any Business Day, we will determine the Cash Surrender Value as of the close of business on such Business Day; otherwise, we will determine the Cash Surrender Value as of the close of the next Business Day.  We may require that the Contract be returned to us before we pay you the Cash Surrender Value.  If you have lost the Contract, we may require that you complete and return to Customer Service a lost contract form.

We will pay the Cash Surrender Value within 7 days of receipt of Notice to Us of such Surrender.  You may receive the Cash Surrender Value in a single lump sum payment.  Upon payment of the Cash Surrender Value, the contract will terminate and cease to have any further value.

Withdrawals

You may withdraw a portion of the Accumulation Value from the Contract (which we refer to as a Withdrawal).  You may specify the order of processing the Withdrawals, including whether you wish to take your Withdrawal from a particular Premium and/or from the Sub-account(s), Interim Segment or particular Indexed Segments.  Unless you specify otherwise, Withdrawals will be taken from oldest Premiums first on a first in first out basis (FIFO) regardless off the current allocation of that Premium.

With respect to a particular Premium that is invested in more than one Indexed Segment and or Sub-account, unless you specify otherwise, Withdrawals will be taken first from the portion of the Accumulation Value allocated to the Sub-account, Interim Segment, and then pro-rata from the Indexed Segments.  Withdrawals from Indexed Segments will reflect a positive or negative Index Credit.

To make a Withdrawal, you must provide Notice to Us of such Withdrawal.  If we receive your Notice to Us before the close of business on any Business Day, we will determine the amount of the Accumulation Value at the close of business on such Business Day; otherwise, we will determine the amount of the Accumulation Value as of the close of the next Business Day.  A Withdrawal may be subject to a Surrender Charge.  See page 11 for more information about Surrender Charges.

We currently offer both regular Withdrawals and Systematic Withdrawals.

Regular Withdrawals

After your Right To Examine Period has expired (see page 34), you may take one or more regular Withdrawals.  Each such regular Withdrawal must be a minimum of the lesser of:

•         $500;

•         An amount equal to 10% of the Accumulation Value (after the first Contract Year) minus any Withdrawals already taken during the Contract Year (as determined on the date of such Withdrawals(s)), which we refer to as the Free Amount Percentage (see page 11); and

•         The required minimum distribution amount (RMD) amount under the Code.

You are permitted to make regular Withdrawals regardless of whether you have previously elected, or continue to elect, to make systematic Withdrawals.  Subject to variations as to the amount under state law, a Withdrawal will be deemed a Surrender and the Cash Surrender Value will be paid if, after giving effect to the requested Withdrawal, the Cash Surrender Value remaining would be less than $2,500.

Systematic Withdrawals

You may choose to receive automatic Systematic Withdrawal payments from the Accumulation Value, provided you are not making IRA Withdrawals (see “Surrenders from Individual Retirement Annuities” below).  You may take Systematic Withdrawals monthly, quarterly or annually.  Systematic Withdrawals will incur Surrender Charges, unless you limit the amount of your Systematic Withdrawals to the maximum amount available for Surrender in a Contract Year without incurring Surrender Charges.  There is no additional charge for electing the Systematic Withdrawal option.  Only one Systematic Withdrawal option may be elected at a time.  You may begin a Systematic Withdrawal in a Contract Year in which a regular Withdrawal has been, or will be, made.

If you are eligible for Systematic Withdrawals, you must provide Notice to Us of the date on which you would like such Systematic Withdrawals to start.  This date must be at no earlier than 30 days after the Contract Date and no later than the 28th day of any calendar month.  For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the next succeeding calendar month.  Subject to these restrictions on timing, if you have not indicated a start date, your Systematic Withdrawals will begin on the first Business Day following the Contract Date (or the monthly or quarterly anniversary thereof), and the Systematic Withdrawals will be made at the frequency you have selected.  If the day on which a Systematic Withdrawal is scheduled is not a Business Day, the payment will be made on the next Business Day.

28

You may express the amount of your Systematic Withdrawal as either:

•         A fixed dollar amount; or

•         An amount that is a percentage of the Accumulation Value.

The amount of each Systematic Withdrawal must be a minimum of $100.  If your Systematic Withdrawal is a fixed dollar amount of less than $100 on any Systematic Withdrawal date, we will automatically and immediately terminate your Systematic Withdrawal election.  Fixed dollar Systematic Withdrawals that are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum amount available for Surrender in a Contract Year without incurring Surrender Charges.  However, such Withdrawals will incur Surrender Charges on any amount in excess of such applicable maximum amount.

Systematic Withdrawals of an amount based on a percentage of the Accumulation Value are subject to the applicable maximum percentage of Accumulation Value as shown below, which is used to calculate the amount of Surrender on the date of each Systematic Withdrawal:

Frequency of Systematic Withdrawals	Maximum Percentage of Accumulation Value
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If your Systematic Withdrawal of an amount that is a percentage of the Accumulation Value would be less than $100, we will automatically increase the amount to $100, provided it does not exceed the applicable maximum percentage of Accumulation Value and you have elected not to incur Surrender Charges.  Otherwise, we will only pay the portion that would not incur Surrender Charges and then automatically and immediately terminate your Systematic Withdrawal election.

You may change the fixed dollar amount, or percentage of Accumulation Value, of your Systematic Withdrawal once each Contract Year, except in a Contract Year during which you have previously made a regular Withdrawal.  You may cancel the Systematic Withdrawal option at any time by providing Notice to Us at least 7 days before the date of the next scheduled Systematic Withdrawal.  For Systematic Withdrawals based on a fixed dollar amount, we will not adjust the Systematic Withdrawal payments to account for any Additional Premium received from you.  For Systematic Withdrawals based on a percentage of your Accumulation Value, however, we will automatically incorporate into the Systematic Withdrawal calculation any Additional Premiums received from you.

Surrender Charges on Systematic Withdrawals

Systematic Withdrawals will incur Surrender Charges, unless you elect to limit the amount of your Systematic Withdrawals to the maximum amount available for Surrender in a Contract Year without incurring Surrender Charges.  In the event that a Systematic Withdrawal incurs a Surrender Charge, we will apply the Surrender Charge to the Accumulation Value.

Withdrawals from Individual Retirement Annuities

If you have an IRA Contract (other than a Roth IRA Contract) and will be at least age 70½ during the current calendar year, you may, pursuant to your IRA Contract, elect to have distributions made to you to satisfy requirements imposed by U.S. federal income tax law.  Such IRA Withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans.

If you elect to make IRA Withdrawals, we will send Notice to You before such IRA Withdrawals commence, and you may elect to make IRA Withdrawals at that time, or at a later date.  Any IRA Withdrawals will be made at the frequency you have selected (which may be monthly, quarterly or annually) and will commence on the start date you have selected, which must be no earlier than 30 days after the Contract Date and no later than the 28th day of any calendar month.  For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the succeeding month.  Subject to these restrictions on timing, if you have not indicated a start date, your IRA Withdrawals will begin on the first Business Day following your Contract Date at the frequency you have selected.

At your discretion, you may request that we calculate the amount that you are required to Surrender from your IRA Contract each year based on the information you give us and the various options under the IRA Contract that you have chosen.  This amount will be a minimum of $100 per IRA Withdrawal.  Alternatively, we will accept written instructions from you setting forth your calculation of the required amount to be surrendered from your IRA Contract each year, also subject to the $100 minimum per IRA Withdrawal.  If at any time the IRA Withdrawal amount is greater than the Accumulation Value, we will immediately terminate the IRA Contract and promptly send you an amount equal to the Cash Surrender Value.

29

You may not elect to make IRA Withdrawals if you have already elected to make Systematic Withdrawals.  Additionally, since only one Systematic Withdrawal option may be elected at a time, if you have elected to make such Systematic Withdrawals, the distributions thereunder must be sufficient to satisfy the mandatory distribution rules imposed by U.S. federal income tax law; otherwise, we may alter such distributions to comply with U.S. federal income tax law.  You are permitted to change the frequency of your IRA Withdrawals once per Contract Year, and you may cancel IRA Withdrawals altogether at any time by providing Notice to Us at least 7 days before the next scheduled IRA Withdrawal date to ensure such scheduled IRA Withdrawal and successive IRA Withdrawals are not enforced.

Sub-account Transfers

Because there is only one Sub-account currently available, Sub-account transfers are not available.  If in the future more than one Sub-account is available, you may transfer your Accumulation Value among the available Sub-accounts, and we reserve the right to assess an Excess Transfer Fee for more than 12 transfers in a Contract Year.  For purposes of assessing any Excess Transfer Fee, transfers from one Sub-account to more than one Sub-account as part of a single request or on the same day will be counted as a single transfer.  We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

Death Benefit

Death Benefit prior to the Maturity Date

The Contract provides for a Death Benefit equal to the Accumulation Value (which we refer to as the Proceeds).  The Proceeds are calculated as of the date of:

•         Our receipt of satisfactory Proof of Death; and

•         Our receipt of all required claim forms.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

•         A certified copy of a death certificate;

•         A certified copy of a statement of death from an attending physician;

•         A finding of a court of competent jurisdiction as to the cause of death; or

•         Any other proof that we deem in our sole discretion to be satisfactory to us.

Until we receive satisfactory Proof of Death and all required claim forms, or a spousal beneficiary’s election to continue the Contract, the Contract’s Accumulation Value will remain allocated to the Indexed Segments, Sub-account or Interim Segment to which the corresponding Accumulation Value was invested on the date of death and any allocations or Reallocations will continue to as if the death had not occurred.

Once we have received satisfactory Proof of Death and all required documentation necessary to process a claim, we will generally pay the Proceeds within 7 days of such date.  We will pay the Proceeds under a non-qualified Contract according to Section 72(s) of the Code.  Only one Death Benefit is payable under the Contract.  The Proceeds will be paid to the named Beneficiary, unless the Contract has Joint Owners (or if the Owner is not a natural person, two Annuitants), in which case any surviving Owner (or Annuitant, as applicable) will take the place of, and be deemed to be, the Beneficiary entitled to collect the Proceeds.  The Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan).  See page 14.

Spousal Beneficiary Contract Continuation

Any surviving spouse of a deceased Owner who is the sole primary Beneficiary (or, as the surviving Joint Owner, is designated as the Beneficiary) has the option, but is not required, to continue the Contract under the same terms existing prior to such Owner’s death.  Such election would be in lieu of payment of the Proceeds.  Our receipt of Additional Premium will be deemed to be an election to continue the Contract.  The surviving spouse’s right to continue the Contract is limited by our use of the term “spouse,” as it is defined under U.S. Federal law.  Also, the surviving spouse may not continue the Contract if he or she is age 95 or older on the date of the Owner’s death.  If the surviving spouse elects to continue the Contract, the following will apply:

•         The surviving spouse will replace the deceased Owner as the Contract Owner (and if the deceased Owner was the Annuitant, the surviving spouse will replace the deceased Owner as the Annuitant);

•         The age of the surviving spouse will be used as the Owner’s age under the continued Contract;

•         All rights of the surviving spouse as the Beneficiary under the Contract in effect prior to such continuation election will cease;

30

•         Any Surrender Charges on subsequent Withdrawals or a Surrender will be waived;

•         All rights and privileges granted by the Contract or allowed by us will belong to the surviving spouse as the Owner of the continued Contract; and

•         Upon the death of the surviving spouse as the Owner of the Contract, the Proceeds will be distributed to the Beneficiary or Beneficiaries described below, and the Contract will terminate.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restriction imposed by the Owner, the Beneficiary may decide to receive the Proceeds:

•         In one lump sum payment or installment payments; or

•         By applying the Proceeds to an Annuity Plan.

No Additional Premiums may be made following the date of the Owner’s death, except by a spousal Beneficiary that elects to Continue the Contract as described above.  The Beneficiary may receive the Proceeds in one lump sum payment or installment payments, provided the Proceeds are distributed to the Beneficiary within 5 years of the Owner’s death. During any deferral period after we receive Proof of Death and all required claim forms, the Contract will continue under the same terms, and remain invested in the Indexed Segments, Interim Segment and Subaccounts, as on the date of the Owner’s death.  A Beneficiary may subsequently allocate the Death Benefit between the available Indexed Segments and Sub-accounts pursuant to the allocation requirements.  The Beneficiary has until 1 year after the Owner’s death to decide to apply the Proceeds to an Annuity Plan.  If the Proceeds are applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•         Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and

•         Begin no later than 1 year after the date of the Owner’s death.

If we do not receive a request to apply the Proceeds to an Annuity Plan, we will make a single lump-sum payment to the Beneficiary.  Unless you elect otherwise, the payment will generally be made into an interest bearing account, backed by the Company’s General Account and will be subject to the Company’s financial strength and claims-paying ability.  This interest bearing account is not FDIC insured and can be accessed by the Beneficiary through a draftbook feature.  The Beneficiary may access Proceeds at any time without penalty.  For information on required distributions under U.S. federal income tax laws, see “Required Distributions upon Owner’s Death” below.  At the time of Death Benefit election, the Beneficiary may elect to receive the Proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service.

The Beneficiary may elect to receive the Proceeds in payments over a period of time based on his or her life expectancy.  These payments are sometimes referred to as stretch payments.  Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy.  The first stretch payment must be made by the first anniversary of the Owner’s date of death.  Each succeeding stretch payment is required to be made by December 31st of each calendar year.  Stretch payments are subject to the same conditions and limitations as Systematic Withdrawals.  See page 28.  The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus.  You should consult a tax and/or legal adviser for advice about the effect of U.S. federal income tax laws, state laws or any other tax laws affecting the Contract, or any transactions involving the Contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments (see below).  In the event the Owner dies (or, in the event that the Owner is not a natural person, the Annuitant dies) before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made.  The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Annuity Payments and Annuity Plans

Annuity Payments

Subject to State variations noted below, the Contract provides for Annuity Payments, so long as the Annuitant is then living, in one of the two following ways:

•         You can apply the Accumulation Value to an Annuity Plan on any date following the first Contract Anniversary; or

•         We will automatically apply the Accumulation Value to an Annuity Plan on the Contract Anniversary following the oldest Annuitant’s 95th birthday which we refer to as the Maturity Date.

Important Note:  We will not waive any applicable Surrender Charges when you annuitize your Contract.

31

Subject to the State variations noted below, the Annuity Payments cannot begin later than the Contract Anniversary on or following the oldest Annuitant’s 95th birthday, unless:

•         We agree to a later date; or

•         The Internal Revenue Service publishes a final regulation or a revenue ruling concluding that an annuity contract with a Maturity Date that is later than the Contract Anniversary following the oldest Annuitant’s 95th birthday  will be treated as an annuity for U.S. federal tax purposes.

Notice to Us is required at least 30 days in advance of the date you wish to begin receiving Annuity Payments after we issue the Contract.  If the Accumulation Value is less than $2,500 on the Maturity Date, we will pay such amount in a single lump-sum payment.  Each Annuity Payment must be at least $20.  We will make the Annuity Payments in monthly installments (although you can direct us to make the Annuity Payments annually instead).  We reserve the right in the Contract to make the Annuity Payments less frequently, as necessary, to make the Annuity Payment equal to at least $20.  We may also change the $2,500 and $20 minimums based upon increases reflected in the Consumer Price Index for All Urban Consumers (CPI-U) since January 1, 2005.  There is no Death Benefit once you begin to receive Annuity Payments under an Annuity Plan.

Calculation of Annuity Payments

If you elect to annuitize your Contract prior to the Maturity Date we will determine the Annuity Payments by multiplying the Accumulation Value by the applicable payment factor and dividing that amount by 1,000.  If you have not previously elected to annuitize your Contract, on the Maturity Date, we will determine the amount of Annuity Payments by multiplying the Proceeds by the applicable payment factor and dividing that amount by 1,000.

The applicable payment factor depends on:

•         The Annuity Plan;

•         The frequency of Annuity Payments;

•         The age of the Annuitant (and sex, where appropriate under applicable law); and

•         A net investment return of 1.0% is assumed (we may pay a higher return at our discretion).

Annuity Plans

You may elect one of the Annuity Plans described below, which provide for Annuity Payments of a fixed dollar amount only, using the Annuity 2000 Mortality Tables.  In addition, you may elect any other Annuity Plan we may be offering at the time Annuity Payments begin.  The Annuity Plan may be changed at any time before the Maturity Date, upon 30 days prior Notice to Us.  If you do not elect an Annuity Plan, Annuity Payments will be made automatically each month for a minimum of 120 months and as long thereafter as the Annuitant is living, based on the oldest Annuitant’s life, unless otherwise limited by applicable law.

Your election of an Annuity Plan is subject to the following additional terms and conditions:

•         Annuity Payments will be made to the Owner, unless you provide Notice to Us directing otherwise;

•         You must obtain our consent if the payee is not a natural person; and

•         Any change in the payee will take effect as of the date we receive Notice to Us.

Payments for a Period Certain

Annuity Payments are made in equal installments for a fixed number of years.  The number of years cannot be less than 10 nor more than 30, unless otherwise required by applicable law.

        Payments for Life with a Period Certain

Annuity Payments are made for a fixed number of years and as long thereafter as the Annuitant is living.  The number of years cannot be less than 10 nor more than 30, unless otherwise required by applicable law.

        Life Only Payments

Annuity Payments are made for as long as the Annuitant is living.

Death of the Annuitant who is not an Owner

In the event the Annuitant dies on or after the Maturity Date, but before all Annuity Payments have been made pursuant to the Annuity Plan elected, we will continue the Annuity Payments until all guaranteed Annuity Payments have been made.  The Annuity Payments will be paid at least as frequently as before the Annuitant’s death until the end of any guaranteed period certain.  We may require satisfactory Proof of Death in regard to the Annuitant before continuing the Annuity Payments.

32

Other Important Information

Annual Report to Owners

We will confirm purchase, transfer and Withdrawal or Surrender transactions usually within 5 Business Days of processing any such transaction.  At least once a year, we will send you, without charge, a report showing the current Accumulation Value and the Cash Surrender Value.  This report will also show the amounts deducted from, or added to, the Accumulation Value since the last report.  This report will include any other information that is required by law or regulation.

In addition, we will provide you with any other reports, notices or documents that we are required by applicable law to furnish to you.  We will send this report to you at your last known address within 60 days after the report date.  Upon your request, we will provide additional reports, but we reserve the right in the Contract to assess a reasonable charge for each such additional report.

Suspension of Payments

We reserve the right to suspend or postpone the date of any payment or determination of any value (including the Accumulation Value) under the Contract, beyond the 7 permitted days, on any Business Day that:

•         The New York Stock Exchange is closed;

•         Trading on the New York Stock Exchange is restricted;

•         An emergency exists as determined by the SEC; or

•         The SEC so permits for the protection of security holders.

We have the right to delay payment for up to 6 months, contingent upon written approval by the insurance supervisory official in the jurisdiction in which the Contract is issued.

Misstatement Made by Owner in Connection with Purchase of the Contract

We may require proof of the age and sex of the person upon whose life certain benefit payments are determined (i.e., the Death Benefit or Annuity Payments).  If the Owner misstates the age or sex of a person in connection with the purchase of the Contract, we reserve the right in the Contract to adjust (either upward or downward) these payments based on the correct age or sex.  If an upward adjustment to your benefit payment is required, we will include an amount in your next benefit payment representing the past underpayments by us, with interest credited at the rate of 1.5% annually (where permitted).  If a downward adjustment to your benefit payment is required, we will make a deduction from future benefit payments until the past overpayments by us, plus interest at 1.5% annually (where permitted), has been repaid in full by you.

We reserve the right in the Contract (where permitted) to void the Contract and return the Cash Surrender Value in the event of any fraudulent material misrepresentation made by the Owner in connection with the purchase of the Contract.

Insurable Interest

We require the Owner of the Contract to have an Insurable Interest in the Annuitant.  Insurable Interest means the Owner has a lawful and substantial economic interest in the continued life of the Annuitant.  An Insurable Interest does not exist if the Owner’s sole economic interest in the Annuitant arises as a result of the Annuitant’s death.  A natural person is presumed to have an Insurable Interest in his or her own life.  A natural person is also generally considered to have an Insurable Interest in his or her spouse and family members.  State statutory and case law have established guidelines for circumstances in which an Insurable Interest is generally considered to exist:

•         Relationships between parent and child, brother and sister, and grandparent and grandchild; and

•         Certain business relationships and financial dependency situations (e.g., uncle has Insurable Interest in nephew who runs the uncle’s business and makes money for the uncle).

The above list is not comprehensive, but instead contains some common examples to help illustrate what it means for the Owner to have an Insurable Interest in the Annuitant.  You should consult your agent/registered representative for advice on whether the Owner of the Contract would have an Insurable Interest in the Annuitant to be designated.

An Insurable Interest must exist at the time we issue the Contract.  In purchasing the Contract, you will represent and acknowledge that you, as the Owner, have an Insurable Interest in the Annuitant.  We require the agent/registered representative to confirm on the application that the Owner has an Insurable Interest in the Annuitant.  We also require that any new Owner after issuance of the Contract to have an Insurable Interest in the Annuitant.  We will seek to void the Contract if we discover it was applied for and issued (or ownership was transferred) based on misinformation, or information that was omitted, in order to evade state Insurable Interest and other laws enacted to prevent an Owner from using the Contract to profit from the death of a person in whom such Owner does not have an Insurable Interest.

33

Assignment

You may assign a non-qualified Contract as collateral security for a loan or other obligation.  This kind of assignment is not a change of ownership.  But you should understand that your rights, and those of any Beneficiary, are subject to the terms of the assignment.  To make, modify or release an assignment, you must provide Notice to Us.  Your instructions will take effect as of the date we receive Notice to Us.  We require written consent of any Irrevocable Beneficiary before your instructions will take effect.  An assignment likely has U.S. federal income tax consequences.  You should consult a tax and/or legal adviser for tax advice.  We are not responsible for the validity, tax consequences or other effects of any assignment you choose to make.

Contract Changes — Applicable Tax Law

We have the right to make changes to the Contract so that it continues to qualify as an annuity under applicable U.S. federal income tax law.  If we deem it necessary to make such changes for tax reasons, we will give you advance notice of how and when your Contract will likely change.

Right To Examine and Return The Contract

For a prescribed period, you may return the Contract for any reason or no reason at all, which we refer to as the Right To Examine Period.  Subject to individual state requirements, you may return the Contract within 15 days of your receipt of it (or 30 days if your Contract is a replacement contract) and receive your Accumulation Value, which may be more or less than your investment.  Certain states have different requirements, and those states with different requirements that have approved the Contract for sale as of the date of this prospectus are shown below.

State Where the Contract is Issued:	Right to Examine Period for New Contracts and the Amount Returned	Right to Examine Period for Replacement Contracts and the Amount Returned
DC	15 days – Initial Premium less Withdrawals.	15 days – Initial Premium less Withdrawals.
UT, WA, GA, NV, TN	15 days – Initial Premium less Withdrawals.	30 days – Initial Premium less Withdrawals.
KY, LA, OK, SC, WV, OH, NC, NE, MD, NM	15 days – Initial Premium less Withdrawals.	30 days – Accumulation Value plus fees and charges we have deducted.
ID	20 days – Initial Premium less Withdrawals.	30 days – Initial Premium less Withdrawals.
DE	15 days – Accumulation Value plus fees and charges we have deducted.	20 days – Initial Premium less Withdrawals.
IL	15 days – Accumulation Value plus fees and charges we have deducted.	15 days – Accumulation Value plus fees and charges we have deducted.
MI, ME, MA, AZ[1], MT, NJ, WY, VA	15 days – Accumulation Value plus fees and charges we have deducted.	30 days – Accumulation Value plus fees and charges we have deducted.
ND, TX	20 days – Accumulation Value plus fees and charges we have deducted.	30 days – Accumulation Value plus fees and charges we have deducted.
RI	20 days – Initial Premium less Withdrawals.	30 days – Accumulation Value plus fees and charges we have deducted.
FL	21 days – Accumulation Value plus fees and charges we have deducted.	21 days – Accumulation Value plus fees and charges we have deducted.
PA	15 days – Accumulation Value plus fees and charges we have deducted.

45 days (if replacing a contract issued by the Company or an affiliated company) – Accumulation Value plus fees and charges we have deducted.

30 days (if replacing a contract issued by an insurer other than the Company) – Accumulation Value plus fees and charges we have deducted.

[1] In AZ, the Right to Examine Period is 30 days if you are age 65 or older on the date of your application for the Contract.

34

State Where the Contract is Issued:	Right to Examine Period for New Contracts and the Amount Returned	Right to Examine Period for Replacement Contracts and the Amount Returned
CA

If you are 59 or younger:

15 days – Accumulation Value plus fees and charges we have deducted.

If you are 60 or older:

•   30 days – Premium and any fees and charges paid if you do not direct where your Premium is to be invested during the Right to Examine Period and it is placed in the Interim Segment or a money-market Subaccount.

•   30 days – Accumulation Value plus fees and charges we have deducted if you direct where your premium is to be invested during the Right to Examine Period.

If you are 59 or younger:

30 days – Accumulation Value plus fees and charges we have deducted.

If you are 60 or older:

•   30 days – Premium and any fees and charges paid if you do not direct where your Premium is to be invested during the Right to Examine Period and it is placed in the Interim Segment or a money-market Subaccount.

•   30 days – Accumulation Value plus fees and charges we have deducted if you direct where your premium is to be invested during the Right to Examine Period.

If you decide to return the Contract, you must deliver it:

•         To us at Customer Service (the address is specified on the front cover); or

•         To your agent/registered representative.

Non-Waiver

We may, in our discretion, elect not to exercise a right, privilege or option under the Contract.  Such election will not constitute our waiver of the right to exercise such right, privilege or option at a later date, nor will it constitute a waiver of any provision of the Contract.

Special Arrangements

We may reduce or waive any Contract charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, CT 06095 is the principal underwriter and distributor of the Contract as well as for our other contracts.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc., or FINRA.

Directed Services LLC does not retain any commissions or compensation paid to it by us for Contract sales.  Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Advisors, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts.  Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by the Contract Owners or Separate Account B.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

35

Directed Services LLC pays selling firms for Contract sales according to one or more schedules.  This compensation is generally based on a percentage of Premium payments.  Selling firms may receive commissions of up to 8% of Premium payments.  In addition, selling firms may receive ongoing annual compensation of up to 2% of all, or a portion, of values of Contracts sold through the firm.  Individual representatives may receive all or a portion of the compensation paid to their selling firm, depending on the firm’s practices.  Commissions and annual compensation, when combined, could exceed 9% of total Premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on such firms’ aggregate or anticipated sales of the Contracts or other specified criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers.  These amounts may include:

•         Marketing/distribution allowances, which may be based on the percentages of Premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the calendar year;

•         Loans or advances of commissions in anticipation of future receipt of Premiums (i.e., a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•         Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•         Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of the Contract;

•         Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of Contracts; and

•         Additional cash or non-cash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2014, received the most total dollars of compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked from greatest compensation to least compensation:

1.	Wells Fargo Advisors, LLC	14.	Commonwealth Equity Services, Inc.
2.	LPL Financial Corporation	15.	Woodbury Financial Services Inc.
3.	Morgan Stanley Smith Barney LLC	16.	Lincoln Financial Advisors Corporation
4.	Voya Financial Advisors, Inc.	17.	Stifel Nicolaus and Company Incorporated
5.	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18.	S I I Investments Inc.
6.	Cetera Advisors LLC	19.	Edward D. Jones & Co., L.P. dba Edward Jones
7.	Raymond James and Associates Inc.	20.	Royal Alliance Associates Inc.
8.	UBS Financial Services	21.	NFP Advisor Services, LLC
9.	National Planning Corporation	22.	RBC Capital Markets LLC
10.	Securities America, Inc.	23.	Centaurus Financial Inc.
11.	Ameriprise Financial Services, Inc.	24.	J.P. Morgan Securities LLC
12.	First Allied Securities Inc.	25.	MML Investors Services Inc.
13.	Cambridge Investment Research Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of Premiums and/or a percentage of Accumulation Value.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

36

This is a general discussion of the types and levels of compensation paid by us for sale of our registered annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide such selling firm or registered representative a financial incentive to promote our products, such as the Contract, over those of another company, and may also provide a financial incentive to promote one of our contracts over another, such as the Contract.

State Regulation

We are regulated by the Insurance Department of the State of Iowa.  We are also subject to the insurance laws and regulations of all jurisdictions where we do business.  The Contract offered by this prospectus has been approved where required by those jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC’s ability to distribute the contract or upon the separate account.

Litigation.  Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise.  In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages.  Certain claims are asserted as class actions.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief.  The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Legal Matters

The Company’s organization and authority, and the Contract’s legality and validity, have been passed on by the Company’s legal department.

Experts

The financial statements of the Company on Form 10-K for the year ended December 31, 2014, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon, included therein, and incorporated by reference or included herein. Such financial statements are incorporated by reference or included herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

Further Information

This prospectus does not reflect all of the information contained in the registration statement, of which this prospectus is part.  Portions of the registration statement have been omitted from this prospectus as allowed by the SEC.  You may obtain the omitted information from the offices of the SEC, as described below.  We are required by the Securities Exchange Act of 1934 (the “Exchange Act”), as amended, to file periodic reports and other information with the SEC.  You may inspect or copy information concerning the Company at the Public Reference Room of the SEC at:

Securities and Exchange Commission

100 F Street NE, Room 1580

Washington, DC 20549

37

You may also obtain copies of these materials at prescribed rates from the Public Reference Room of the above office.  You may obtain information on the operation of the Public Reference Room by calling the SEC at either 1‑800-SEC-0330 or 1-202-942-8090.

Our filings are available to the public on the SEC’s website at www.sec.gov.  (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus.)  When looking for more information about the Contract, you may find it useful to use the numbers assigned to the registration statement under the Securities Act of 1933.  These numbers are 333-196391 and 333-196392.

Incorporation of Certain Documents by Reference

The SEC allows us to “incorporate by reference” information that we file with the SEC into this prospectus, which means that the incorporated document is considered part of this prospectus.  We can disclose important information to you by referring you to thise document.  This prospectus incorporates by reference the Annual Report on Form 10-K for the year ended December 31, 2014.  Form 10-K contains additional information about the Company and includes certified financial statements as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014.  We were not required to file any other reports pursuant to Sections 13(a) or 15(d) of the Exchange Act since December 31, 2014.  All documents subsequently filed by the Company pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, prior to the termination of the offering shall be deemed to be incorporated by reference into the prospectus.

You may request a free copy of any document incorporated by reference in this prospectus (including any exhibits that are specifically incorporated by reference in them).  Please direct your request to:

Voya Insurance and Annuity Company

Customer Service

P.O. Box 9271

Des Moines, Iowa 50306-9271

(800) 366-0066

Inquiries

You may contact us directly by writing or calling us at the address or phone number shown above.

Federal Tax Considerations

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

38

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your Purchase Payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive Annuity Payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans entitled to special favorable income tax treatment under Sections 408 or 408(A) of the Tax Code.  Individuals intending to use the Contract with such plans should seek tax and/or legal advice.

Roth Accounts. Tax Code Section 408A allows individuals to contribute after-tax contributions to a Roth IRA account.  Roth IRA accounts provide for tax-free distribution subject to certain conditions and restrictions.

Taxation of Nonqualified Contracts

Premiums. You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuity contracts in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the Contract’s accumulation value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a Subaccount’s underlying fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts generally are not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over such assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts, such as the Contract described in this prospectus. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a pro rata share of the assets of the separate account;

•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Non-Qualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the Contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable Withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the Contract Owner is not a natural person, a change in the Annuitant is treated as the death of the Contract Owner; and

39

•      Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an Annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a Withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to federal income tax up to an amount equal to the excess (if any) of the Contact Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract (cost basis).

10% Penalty. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a Contract Owner (the Annuitant if the Contract Owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary; or

•      The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial Withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial Withdrawal or surrender of the original contract will be treated as a Withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

40

Annuity Contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity provided that annuity Payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain the Contract value and receive payments.

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the Contract; or

•      Before you begin receiving such distributions.

If the your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before he or she begins receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed by August 31, 2020. However, if distributions begin within one year of your death, then payments may be made over either of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, your Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-natural person and the primary Annuitant dies, the same rules apply on the death of the primary Annuitant as outlined above for the death of the Contract Owner.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the Contract Value.  Certain charges are imposed with respect to these death benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Nonqualified Contract, the selection of certain annuity dates, or the designation of an Annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the Contract Value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•      That is purchased with a single purchase payment;

•      With annuity payments starting within one year from the date of purchase; and

•      That provides a series of substantially equal periodic payments made annually or more frequently.

While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to Contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

41

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated Beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

  Individual Retirement Annuities (“IRA”).  Section 408 of the Tax Code permits eligible individuals to contribute to an Individual Retirement Annuity (“IRA”).  Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees;
  Roth IRA. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. The IRS has not reviewed the Contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding one-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from an IRA other than the IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Sales of the Contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP IRA, or a SIMPLE IRA to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over a distribution during the preceding one-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from a Roth IRA other than the Roth IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

42

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as Roth IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract Owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with Proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

Distributions - General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

43

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your Beneficiary;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth IRAs. A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

•         The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

•         If a rollover contribution was made from a designated Roth account previously established for your under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

•         The first taxable year in which you made an in-plan Roth rollover or non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Distributions - Eligibility

Lifetime Required Minimum Distributions (IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your Contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later.

Time Period. We must pay out distributions from the Contract over a period not extending beyond one of the following time periods:

•         Over your life or the joint lives of you and your designated Beneficiary; or

•         Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

44

Required Distributions upon Death (IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated Beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•         December 31 of the calendar year following the calendar year of your death; or

•         December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the Contract Owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the Contract Owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state level. Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the Contract described in this Prospectus and your particular tax situation.

45

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your Contract Value invested in the subaccounts.

46

Statement of Additional Information

Table of Contents

        Item

•         General Information and History

•         Separate Account B of Voya Insurance and Annuity Company

•         Offering and Purchase of Contracts

•         Accumulation Unit Value

•         Sales Material and Advertising

•         Experts

•         Financial Statements of Voya Insurance and Annuity Company

•         Financial Statements of the Separate Account B of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to request, free of charge, a Statement of Additional Information for the contract offered under this prospectus.  Send the completed form to Customer Service at P.O. Box 10450, Des Moines, IA, 50306-0450.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, Voya PotentialPlus Annuity (333-196391 and 333-196392).

Please Print or Type:

_________________________________________________

Name

_________________________________________________

Street Address

_________________________________________________

City, State, Zip

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

47

SEPARATE ACCOUNT B

of

VOYA INSURANCE AND ANNUITY COMPANY

Voya PotentialPLUS Variable Annuity

Statement of Additional Information

Dated

May 1, 2015

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Separate Account B (the “Separate Account”) dated May 1, 2015.

A free prospectus is available upon request from the local Voya Insurance and Annuity Company office or by writing to or calling:

Voya Insurance and Annuity Company

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya.  Voya also indirectly owns Voya Investments, LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

SEPARATE ACCOUNT B

Of VOYA INSURANCE AND ANNUITY COMPANY

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts.  Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.  The availability of the funds is subject to applicable regulatory authorization.  Not all funds are available in all jurisdictions or under all contracts.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Directed Services LLC serves as the principal underwriter for contracts. Directed Services LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Directed Services LLC is also a member of the Financial Industry Regulatory Authority, Inc., or FINRA. Directed Services LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. Directed Services LLC offers the securities under the Contracts on a continuous basis. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “The Annuity Contract” and “Contract Purchase Requirements.”

2

Compensation paid to the principal underwriter, Directed Services LLC, reflects compensation paid to Directed Services LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account B of Voya Insurance and Annuity Company.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the fees and expenses for the Contract and are for illustration purposes only.  For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

3

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the sub-accounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the sub-account being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life sub-accounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Separate Account B as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2014

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Insurance and Annuity Company

We have audited the accompanying financial statements of Voya Insurance and Annuity Company Separate Account B (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Voya Insurance and Annuity Company Separate Account B at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 7 , 2015

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Asset Allocation Fund, Variable Series - Class A Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Columbia Small Company Growth Fund, Variable Series - Class A Shares
Assets
Investments in mutual funds
at fair value	$15,741	$1,011,854	$333	$123,452	$29
Total assets	15,741	1,011,854	333	123,452	29
Net assets	$15,741	$1,011,854	$333	$123,452	$29

Total number of mutual fund shares	286,820	71,408,193	21,076	6,734,991	1,700

Cost of mutual fund shares	$10,735	$1,008,051	$271	$111,246	$29

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Variable High Income Portfolio
Assets
Investments in mutual funds
at fair value	$366	$152,112	$11,568	$90	$69
Total assets	366	152,112	11,568	90	69
Net assets	$366	$152,112	$11,568	$90	$69

Total number of mutual fund shares	30,885	6,383,224	518,262	4,617	12,364

Cost of mutual fund shares	$233	$140,305	$6,813	$75	$70

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30
Assets
Investments in mutual funds
at fair value	$2,206	$6,846	$14,829	$10,274	$4,439
Total assets	2,206	6,846	14,829	10,274	4,439
Net assets	$2,206	$6,846	$14,829	$10,274	$4,439

Total number of mutual fund shares	84,006	534,396	496,452	249,239	190,106

Cost of mutual fund shares	$1,718	$7,544	$8,976	$7,731	$4,193

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$3,592	$4,179	$3,376,542	$195,095	$76,594
Total assets	3,592	4,179	3,376,542	195,095	76,594
Net assets	$3,592	$4,179	$3,376,542	$195,095	$76,594

Total number of mutual fund shares	633,496	287,207	263,175,519	17,882,230	4,288,597

Cost of mutual fund shares	$8,037	$3,199	$3,336,464	$188,420	$86,790

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$281,022	$14,637	$446,912	$2,047,691	$87
Total assets	281,022	14,637	446,912	2,047,691	87
Net assets	$281,022	$14,637	$446,912	$2,047,691	$87

Total number of mutual fund shares	15,264,647	800,263	44,248,701	107,546,789	4,336

Cost of mutual fund shares	$266,278	$17,169	$457,183	$1,494,634	$81

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,810,256	$18,447	$1,004,251	$41,765	$558,683
Total assets	1,810,256	18,447	1,004,251	41,765	558,683
Net assets	$1,810,256	$18,447	$1,004,251	$41,765	$558,683

Total number of mutual fund shares	91,797,991	940,194	81,184,421	4,098,650	558,682,816

Cost of mutual fund shares	$1,632,580	$17,293	$937,198	$42,688	$558,683

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$7,703	$65,012	$433,936	$4,103,107	$2,763,243
Total assets	7,703	65,012	433,936	4,103,107	2,763,243
Net assets	$7,703	$65,012	$433,936	$4,103,107	$2,763,243

Total number of mutual fund shares	7,703,491	4,156,776	46,360,701	301,034,991	204,079,991

Cost of mutual fund shares	$7,703	$51,396	$429,315	$2,841,790	$1,994,129

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,486,439	$226,662	$234,867	$114,698	$1,505
Total assets	1,486,439	226,662	234,867	114,698	1,505
Net assets	$1,486,439	$226,662	$234,867	$114,698	$1,505

Total number of mutual fund shares	117,227,071	21,124,166	24,774,969	9,340,266	121,956

Cost of mutual fund shares	$1,179,515	$227,877	$263,533	$77,086	$1,016

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$250,745	$19,323	$172,930	$619,013	$31,292
Total assets	250,745	19,323	172,930	619,013	31,292
Net assets	$250,745	$19,323	$172,930	$619,013	$31,292

Total number of mutual fund shares	7,151,873	554,456	16,012,016	33,532,676	1,709,013

Cost of mutual fund shares	$131,435	$10,587	$127,930	$477,949	$24,779
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$522,208	$10,974	$198,021	$865,054	$428,723
Total assets	522,208	10,974	198,021	865,054	428,723
Net assets	$522,208	$10,974	$198,021	$865,054	$428,723

Total number of mutual fund shares	45,969,036	969,440	17,085,544	78,784,479	13,469,148

Cost of mutual fund shares	$440,508	$10,051	$129,457	$652,975	$301,480

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$44,565	$425,807	$18,782	$294,822	$34,126
Total assets	44,565	425,807	18,782	294,822	34,126
Net assets	$44,565	$425,807	$18,782	$294,822	$34,126

Total number of mutual fund shares	1,408,956	24,641,591	1,099,021	14,388,578	1,679,450

Cost of mutual fund shares	$33,344	$440,494	$21,373	$228,119	$22,929

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$329,736	$53,341	$2,815,358	$78,024	$671,155
Total assets	329,736	53,341	2,815,358	78,024	671,155
Net assets	$329,736	$53,341	$2,815,358	$78,024	$671,155

Total number of mutual fund shares	19,137,300	3,115,717	97,721,567	2,722,412	40,700,704

Cost of mutual fund shares	$286,957	$44,298	$2,267,096	$63,874	$482,288

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Diversified International Fund - Class R
Assets
Investments in mutual funds
at fair value	$24,490	$160,492	$243,688	$4,879	$79
Total assets	24,490	160,492	243,688	4,879	79
Net assets	$24,490	$160,492	$243,688	$4,879	$79

Total number of mutual fund shares	1,497,859	12,402,802	15,762,459	318,026	8,340

Cost of mutual fund shares	$19,000	$146,342	$195,038	$4,031	$84

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,889	$5,526	$13,183	$18,263	$9,463
Total assets	3,889	5,526	13,183	18,263	9,463
Net assets	$3,889	$5,526	$13,183	$18,263	$9,463

Total number of mutual fund shares	328,177	529,286	1,074,444	1,404,844	706,685

Cost of mutual fund shares	$3,703	$6,034	$10,544	$13,261	$7,166

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$989	$5,899	$2,219	$423,203	$298,555
Total assets	989	5,899	2,219	423,203	298,555
Net assets	$989	$5,899	$2,219	$423,203	$298,555

Total number of mutual fund shares	71,899	501,645	155,711	13,482,108	12,210,849

Cost of mutual fund shares	$731	$5,151	$1,942	$286,357	$205,241

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$130,648	$274,735	$1,668	$798,096	$505,717
Total assets	130,648	274,735	1,668	798,096	505,717
Net assets	$130,648	$274,735	$1,668	$798,096	$505,717

Total number of mutual fund shares	7,879,877	16,620,411	35,546	17,130,206	10,986,678

Cost of mutual fund shares	$56,697	$199,860	$1,209	$772,904	$489,882

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$197,781	$4,222	$144,433	$8,177	$245,087
Total assets	197,781	4,222	144,433	8,177	245,087
Net assets	$197,781	$4,222	$144,433	$8,177	$245,087

Total number of mutual fund shares	8,712,812	224,081	7,901,148	688,858	2,774,670

Cost of mutual fund shares	$150,077	$3,154	$108,107	$5,159	$204,835

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$548,594	$2,167	$669	$1,189	$1,250,813
Total assets	548,594	2,167	669	1,189	1,250,813
Net assets	$548,594	$2,167	$669	$1,189	$1,250,813

Total number of mutual fund shares	45,907,450	172,947	48,893	90,977	41,308,210

Cost of mutual fund shares	$455,849	$1,868	$540	$957	$969,320

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$852	$706,996	$26,452	$5,743	$164,912
Total assets	852	706,996	26,452	5,743	164,912
Net assets	$852	$706,996	$26,452	$5,743	$164,912

Total number of mutual fund shares	27,818	23,325,497	2,545,898	508,678	17,925,228

Cost of mutual fund shares	$755	$528,499	$29,512	$6,452	$129,943

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$33,527	$123,551	$112,860	$86,929	$882,816
Total assets	33,527	123,551	112,860	86,929	882,816
Net assets	$33,527	$123,551	$112,860	$86,929	$882,816

Total number of mutual fund shares	2,344,575	5,542,880	4,646,372	3,836,214	96,062,672

Cost of mutual fund shares	$33,444	$82,143	$74,991	$55,341	$924,555

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$44,815	$9,380	$229,161	$434,879	$115,903
Total assets	44,815	9,380	229,161	434,879	115,903
Net assets	$44,815	$9,380	$229,161	$434,879	$115,903

Total number of mutual fund shares	4,818,847	950,315	9,457,737	27,489,188	5,815,526

Cost of mutual fund shares	$42,159	$10,078	$177,856	$303,336	$97,539

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$278,933	$226,480	$205,770	$94,403	$6,084
Total assets	278,933	226,480	205,770	94,403	6,084
Net assets	$278,933	$226,480	$205,770	$94,403	$6,084

Total number of mutual fund shares	10,258,646	13,221,238	12,569,947	4,133,221	670,800

Cost of mutual fund shares	$161,683	$188,044	$178,426	$83,483	$5,745

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Assets
Investments in mutual funds
at fair value	$489,948	$56,360	$1,131	$1,373	$693
Total assets	489,948	56,360	1,131	1,373	693
Net assets	$489,948	$56,360	$1,131	$1,373	$693

Total number of mutual fund shares	33,420,736	2,102,990	42,071	74,525	33,563

Cost of mutual fund shares	$435,515	$42,052	$920	$931	$392

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Wells Fargo Advantage VT Total Return Bond Fund
Assets
Investments in mutual funds
at fair value	$229	$541
Total assets	229	541
Net assets	$229	$541

Total number of mutual fund shares	22,961	51,499

Cost of mutual fund shares	$155	$527

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Asset Allocation Fund, Variable Series - Class A Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Columbia Small Company Growth Fund, Variable Series - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$7	$22,801	$8	$619	$—
Expenses:
Mortality, expense risk and other charges	306	18,545	5	2,394	—
Total expenses	306	18,545	5	2,394	—
Net investment income (loss)	(299)	4,256	3	(1,775)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,368	27,850	—	(489)	—
Capital gains distributions	—	88,465	7	16,320	1
Total realized gain (loss) on investments
and capital gains distributions	1,368	116,315	7	15,831	1
Net unrealized appreciation
(depreciation) of investments	9	(118,210)	16	(12,581)	(2)
Net realized and unrealized gain (loss)
on investments	1,377	(1,895)	23	3,250	(1)
Net increase (decrease) in net assets
resulting from operations	$1,078	$2,361	$26	$1,475	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Variable High Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$3,995	$75	$2	$5
Expenses:
Mortality, expense risk and other charges	5	2,746	131	1	1
Total expenses	5	2,746	131	1	1
Net investment income (loss)	(5)	1,249	(56)	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(2,850)	1,012	1	1
Capital gains distributions	—	2,207	904	7	—
Total realized gain (loss) on investments
and capital gains distributions	5	(643)	1,916	8	1
Net unrealized appreciation
(depreciation) of investments	41	10,012	(1,942)	1	(6)
Net realized and unrealized gain (loss)
on investments	46	9,369	(26)	9	(5)
Net increase (decrease) in net assets
resulting from operations	$41	$10,618	$(82)	$10	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30
Net investment income (loss)
Investment income:
Dividends	$13	$111	$392	$—	$69
Expenses:
Mortality, expense risk and other charges	21	80	153	196	99
Total expenses	21	80	153	196	99
Net investment income (loss)	(8)	31	239	(196)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	267	(48)	462	673	(411)
Capital gains distributions	292	—	—	263	—
Total realized gain (loss) on investments
and capital gains distributions	559	(48)	462	936	(411)
Net unrealized appreciation
(depreciation) of investments	(335)	213	909	219	(93)
Net realized and unrealized gain (loss)
on investments	224	165	1,371	1,155	(504)
Net increase (decrease) in net assets
resulting from operations	$216	$196	$1,610	$959	$(534)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$64	$103,437	$4,613	$655
Expenses:
Mortality, expense risk and other charges	75	52	50,547	1,699	40
Total expenses	75	52	50,547	1,699	40
Net investment income (loss)	(75)	12	52,890	2,914	615

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,718)	99	61,410	(17,827)	(500)
Capital gains distributions	—	—	—	189,655	3,072
Total realized gain (loss) on investments
and capital gains distributions	(1,718)	99	61,410	171,828	2,572
Net unrealized appreciation
(depreciation) of investments	185	98	6,506	(180,834)	(3,787)
Net realized and unrealized gain (loss)
on investments	(1,533)	197	67,916	(9,006)	(1,215)
Net increase (decrease) in net assets
resulting from operations	$(1,608)	$209	$120,806	$(6,092)	$(600)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Bond Portfolio	ING Total Return Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	416	8,384	2,787	15,520	70,861
Expenses:
Mortality, expense risk and other charges	31	3,644	660	1,277	8,164
Total expenses	31	3,644	660	1,277	8,164
Net investment income (loss)	385	4,740	2,127	14,243	62,697

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	71,660	(22,258)	(37,079)	(204,125)
Capital gains distributions	1,392	14,336	32,301	—	53,940
Total realized gain (loss) on investments
and capital gains distributions	1,408	85,996	10,043	(37,079)	(150,185)
Net unrealized appreciation
(depreciation) of investments	(2,385)	(136,296)	(13,537)	30,595	111,071
Net realized and unrealized gain (loss)
on investments	(977)	(50,300)	(3,494)	(6,484)	(39,114)
Net increase (decrease) in net assets
resulting from operations	$(592)	$(45,560)	$(1,367)	$7,759	$23,583

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING Total Return Bond Portfolio - Service 2 Class	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$1,536	$43	$689	$3,605	$156
Expenses:
Mortality, expense risk and other charges	201	2,877	1,496	6,337	343
Total expenses	201	2,877	1,496	6,337	343
Net investment income (loss)	1,335	(2,834)	(807)	(2,732)	(187)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,903)	1,373	551	(6,987)	(243)
Capital gains distributions	1,248	31	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2,655)	1,404	551	(6,987)	(243)
Net unrealized appreciation
(depreciation) of investments	1,889	6,242	(14,271)	(30,344)	(1,634)
Net realized and unrealized gain (loss)
on investments	(766)	7,646	(13,720)	(37,331)	(1,877)
Net increase (decrease) in net assets
resulting from operations	$569	$4,812	$(14,527)	$(40,063)	$(2,064)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$30,861	$1,504	$—	$3,103	$2
Expenses:
Mortality, expense risk and other charges	8,989	35,900	—	23,143	162
Total expenses	8,989	35,900	—	23,143	162
Net investment income (loss)	21,872	(34,396)	—	(20,040)	(160)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7,566	100,577	—	64,660	431
Capital gains distributions	—	156,988	—	68,107	71
Total realized gain (loss) on investments
and capital gains distributions	7,566	257,565	—	132,767	502
Net unrealized appreciation
(depreciation) of investments	(31,137)	(5,419)	6	39,413	742
Net realized and unrealized gain (loss)
on investments	(23,571)	252,146	6	172,180	1,244
Net increase (decrease) in net assets
resulting from operations	$(1,699)	$217,750	$6	$152,140	$1,084

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$16,297	$312	$—	$—	$618
Expenses:
Mortality, expense risk and other charges	13,496	755	10,700	185	930
Total expenses	13,496	755	10,700	185	930
Net investment income (loss)	2,801	(443)	(10,700)	(185)	(312)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25,922	(386)	—	—	2,674
Capital gains distributions	10,097	—	81	1	3,794
Total realized gain (loss) on investments
and capital gains distributions	36,019	(386)	81	1	6,468
Net unrealized appreciation
(depreciation) of investments	9,674	406	—	—	451
Net realized and unrealized gain (loss)
on investments	45,693	20	81	1	6,919
Net increase (decrease) in net assets
resulting from operations	$48,494	$(423)	$(10,619)	$(184)	$6,607

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$13,945	$71,217	$47,272	$45,703	$3,647
Expenses:
Mortality, expense risk and other charges	8,033	76,133	50,600	27,220	3,584
Total expenses	8,033	76,133	50,600	27,220	3,584
Net investment income (loss)	5,912	(4,916)	(3,328)	18,483	63

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,366	205,178	118,840	56,854	(1,660)
Capital gains distributions	16,646	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	26,012	205,178	118,840	56,854	(1,660)
Net unrealized appreciation
(depreciation) of investments	(13,060)	(47,806)	(4,169)	(20,872)	8,776
Net realized and unrealized gain (loss)
on investments	12,952	157,372	114,671	35,982	7,116
Net increase (decrease) in net assets
resulting from operations	$18,864	$152,456	$111,343	$54,465	$7,179

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,270	$3,519	$1	$1,223	$1,293
Expenses:
Mortality, expense risk and other charges	3,430	4,613	—	1,625	1,996
Total expenses	3,430	4,613	—	1,625	1,996
Net investment income (loss)	(2,160)	(1,094)	1	(402)	(703)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,098	(11,949)	9	24,126	1,538
Capital gains distributions	131,871	—	15	33,153	—
Total realized gain (loss) on investments
and capital gains distributions	137,969	(11,949)	24	57,279	1,538
Net unrealized appreciation
(depreciation) of investments	(103,996)	15,700	(20)	(47,689)	12,590
Net realized and unrealized gain (loss)
on investments	33,973	3,751	4	9,590	14,128
Net increase (decrease) in net assets
resulting from operations	$31,813	$2,657	$5	$9,188	$13,425
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$16	$3,427	$236	$2,813	$1,482
Expenses:
Mortality, expense risk and other charges	31	4,462	354	3,040	11,192
Total expenses	31	4,462	354	3,040	11,192
Net investment income (loss)	(15)	(1,035)	(118)	(227)	(9,710)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	12,952	(182)	11,023	27,944
Capital gains distributions	—	—	—	—	104,698
Total realized gain (loss) on investments
and capital gains distributions	8	12,952	(182)	11,023	132,642
Net unrealized appreciation
(depreciation) of investments	191	50,472	5,038	(11,274)	(97,091)
Net realized and unrealized gain (loss)
on investments	199	63,424	4,856	(251)	35,551
Net increase (decrease) in net assets
resulting from operations	$184	$62,389	$4,738	$(478)	$25,841

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$59	$20,811	$410	$2,047	$20,751
Expenses:
Mortality, expense risk and other charges	602	9,536	202	3,493	15,483
Total expenses	602	9,536	202	3,493	15,483
Net investment income (loss)	(543)	11,275	208	(1,446)	5,268

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,105	7,508	471	5,738	17,558
Capital gains distributions	5,489	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7,594	7,508	471	5,738	17,558
Net unrealized appreciation
(depreciation) of investments	(5,811)	(2,344)	(388)	6,645	(8,861)
Net realized and unrealized gain (loss)
on investments	1,783	5,164	83	12,383	8,697
Net increase (decrease) in net assets
resulting from operations	$1,240	$16,439	$291	$10,937	$13,965

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,132	$465	$4,372	$163	$1,087
Expenses:
Mortality, expense risk and other charges	7,543	862	8,257	385	5,401
Total expenses	7,543	862	8,257	385	5,401
Net investment income (loss)	(2,411)	(397)	(3,885)	(222)	(4,314)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,566	1,302	(7,170)	538	38,310
Capital gains distributions	27,942	2,975	45,979	2,027	24,670
Total realized gain (loss) on investments
and capital gains distributions	39,508	4,277	38,809	2,565	62,980
Net unrealized appreciation
(depreciation) of investments	(2,380)	(304)	(40,096)	(2,391)	(41,346)
Net realized and unrealized gain (loss)
on investments	37,128	3,973	(1,287)	174	21,634
Net increase (decrease) in net assets
resulting from operations	$34,717	$3,576	$(5,172)	$(48)	$17,320

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Marsico Growth Portfolio - Service Class	VY® Marsico Growth Portfolio - Service 2 Class	VY® MFS Total Return Portfolio - Service Class	VY® MFS Total Return Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$66	$—	$—	$19,023	$852
Expenses:
Mortality, expense risk and other charges	644	4,356	175	5,883	306
Total expenses	644	4,356	175	5,883	306
Net investment income (loss)	(578)	(4,356)	(175)	13,140	546

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,737	62,573	2,554	49,305	1,297
Capital gains distributions	2,861	132,425	5,302	80,818	3,923
Total realized gain (loss) on investments
and capital gains distributions	5,598	194,998	7,856	130,123	5,220
Net unrealized appreciation
(depreciation) of investments	(2,954)	(175,396)	(7,090)	(114,016)	(4,419)
Net realized and unrealized gain (loss)
on investments	2,644	19,602	766	16,107	801
Net increase (decrease) in net assets
resulting from operations	$2,066	$15,246	$591	$29,247	$1,347

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$10,239	$6,005	$894	$36,073	$891
Expenses:
Mortality, expense risk and other charges	4,672	6,278	1,056	48,463	1,435
Total expenses	4,672	6,278	1,056	48,463	1,435
Net investment income (loss)	5,567	(273)	(162)	(12,390)	(544)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26,680	29,476	2,456	49,683	1,934
Capital gains distributions	145,661	27,112	4,437	237,160	6,679
Total realized gain (loss) on investments
and capital gains distributions	172,341	56,588	6,893	286,843	8,613
Net unrealized appreciation
(depreciation) of investments	(110,969)	(47,683)	(5,388)	482	(459)
Net realized and unrealized gain (loss)
on investments	61,372	8,905	1,505	287,325	8,154
Net increase (decrease) in net assets
resulting from operations	$66,939	$8,632	$1,343	$274,935	$7,610

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$12,703	$432	$1,835	$3,204	$60
Expenses:
Mortality, expense risk and other charges	12,071	455	2,676	4,766	102
Total expenses	12,071	455	2,676	4,766	102
Net investment income (loss)	632	(23)	(841)	(1,562)	(42)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,710	655	(4,290)	10,132	266
Capital gains distributions	49,779	1,788	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	61,489	2,443	(4,290)	10,132	266
Net unrealized appreciation
(depreciation) of investments	(23,817)	(1,111)	(243)	(20,183)	(464)
Net realized and unrealized gain (loss)
on investments	37,672	1,332	(4,533)	(10,051)	(198)
Net increase (decrease) in net assets
resulting from operations	$38,304	$1,309	$(5,374)	$(11,613)	$(240)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$3	$75	$33	$353	$362
Expenses:
Mortality, expense risk and other charges	1	41	61	147	188
Total expenses	1	41	61	147	188
Net investment income (loss)	2	34	(28)	206	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	52	84	142	111
Capital gains distributions	—	3	—	87	878
Total realized gain (loss) on investments
and capital gains distributions	(7)	55	84	229	989
Net unrealized appreciation
(depreciation) of investments	(2)	83	(73)	199	(377)
Net realized and unrealized gain (loss)
on investments	(9)	138	11	428	612
Net increase (decrease) in net assets
resulting from operations	$(7)	$172	$(17)	$634	$786

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$189	$20	$155	$27	$331
Expenses:
Mortality, expense risk and other charges	102	13	62	21	7,735
Total expenses	102	13	62	21	7,735
Net investment income (loss)	87	7	93	6	(7,404)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	125	50	40	109	61,819
Capital gains distributions	786	123	—	313	6,848
Total realized gain (loss) on investments
and capital gains distributions	911	173	40	422	68,667
Net unrealized appreciation
(depreciation) of investments	(580)	(120)	145	(205)	(53,090)
Net realized and unrealized gain (loss)
on investments	331	53	185	217	15,577
Net increase (decrease) in net assets
resulting from operations	$418	$60	$278	$223	$8,173

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2,336	$240	$5,129	$26	$11,176
Expenses:
Mortality, expense risk and other charges	5,198	2,384	4,795	13	8,603
Total expenses	5,198	2,384	4,795	13	8,603
Net investment income (loss)	(2,862)	(2,144)	334	13	2,573

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,579	8,997	33,541	48	36,017
Capital gains distributions	36,203	—	—	44	22,433
Total realized gain (loss) on investments
and capital gains distributions	50,782	8,997	33,541	92	58,450
Net unrealized appreciation
(depreciation) of investments	(16,834)	(3,651)	(14,387)	25	(39,068)
Net realized and unrealized gain (loss)
on investments	33,948	5,346	19,154	117	19,382
Net increase (decrease) in net assets
resulting from operations	$31,086	$3,202	$19,488	$130	$21,955

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6,375	$1,598	$51	$1,508	$3
Expenses:
Mortality, expense risk and other charges	6,865	3,759	52	2,650	87
Total expenses	6,865	3,759	52	2,650	87
Net investment income (loss)	(490)	(2,161)	(1)	(1,142)	(84)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,060	26,104	264	5,911	862
Capital gains distributions	13,825	12,537	59	2,170	564
Total realized gain (loss) on investments
and capital gains distributions	15,885	38,641	323	8,081	1,426
Net unrealized appreciation
(depreciation) of investments	15,835	(10,725)	(266)	(5,937)	(545)
Net realized and unrealized gain (loss)
on investments	31,720	27,916	57	2,144	881
Net increase (decrease) in net assets
resulting from operations	$31,230	$25,755	$56	$1,002	$797

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$13,705	$58	$11	$27
Expenses:
Mortality, expense risk and other charges	4,280	10,853	23	7	13
Total expenses	4,280	10,853	23	7	13
Net investment income (loss)	(4,280)	2,852	35	4	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25,037	23,006	12	(2)	58
Capital gains distributions	16,739	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	41,776	23,006	12	(2)	58
Net unrealized appreciation
(depreciation) of investments	(23,607)	(77,375)	77	27	(4)
Net realized and unrealized gain (loss)
on investments	18,169	(54,369)	89	25	54
Net increase (decrease) in net assets
resulting from operations	$13,889	$(51,517)	$124	$29	$68

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya GET U.S. Core Portfolio - Series 14	Voya Euro STOXX 50® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$19,058	$17	$12,168	$617	$943
Expenses:
Mortality, expense risk and other charges	22,523	12	12,903	146	531
Total expenses	22,523	12	12,903	146	531
Net investment income (loss)	(3,465)	5	(735)	471	412

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73,301	32	63,225	(1,540)	1,636
Capital gains distributions	138,754	93	78,191	—	—
Total realized gain (loss) on investments
and capital gains distributions	212,055	125	141,416	(1,540)	1,636
Net unrealized appreciation
(depreciation) of investments	(105,058)	(55)	(80,321)	886	(6,228)
Net realized and unrealized gain (loss)
on investments	106,997	70	61,095	(654)	(4,592)
Net increase (decrease) in net assets
resulting from operations	$103,532	$75	$60,360	$(183)	$(4,180)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$202	$4,985	$825	$1,641	$644
Expenses:
Mortality, expense risk and other charges	106	2,933	641	1,997	1,966
Total expenses	106	2,933	641	1,997	1,966
Net investment income (loss)	96	2,052	184	(356)	(1,322)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	9,130	1,556	6,042	3,774
Capital gains distributions	449	—	—	—	5,070
Total realized gain (loss) on investments
and capital gains distributions	435	9,130	1,556	6,042	8,844
Net unrealized appreciation
(depreciation) of investments	(1,112)	(5,869)	(1,602)	8,333	921
Net realized and unrealized gain (loss)
on investments	(677)	3,261	(46)	14,375	9,765
Net increase (decrease) in net assets
resulting from operations	$(581)	$5,313	$138	$14,019	$8,443

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$380	$8,334	$371	$115	$2,027
Expenses:
Mortality, expense risk and other charges	1,555	13,574	985	212	3,485
Total expenses	1,555	13,574	985	212	3,485
Net investment income (loss)	(1,175)	(5,240)	(614)	(97)	(1,458)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,845	2,326	3,500	(563)	24,144
Capital gains distributions	—	—	—	845	—
Total realized gain (loss) on investments
and capital gains distributions	3,845	2,326	3,500	282	24,144
Net unrealized appreciation
(depreciation) of investments	79	(41,739)	(6,566)	(1,203)	(2,031)
Net realized and unrealized gain (loss)
on investments	3,924	(39,413)	(3,066)	(921)	22,113
Net increase (decrease) in net assets
resulting from operations	$2,749	$(44,653)	$(3,680)	$(1,018)	$20,655

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$5,646	$1,421	$640	$1,787	$1,794
Expenses:
Mortality, expense risk and other charges	6,947	1,815	4,939	3,594	3,839
Total expenses	6,947	1,815	4,939	3,594	3,839
Net investment income (loss)	(1,301)	(394)	(4,299)	(1,807)	(2,045)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35,555	6,075	32,724	15,609	19,764
Capital gains distributions	—	1,554	—	6,438	13,266
Total realized gain (loss) on investments
and capital gains distributions	35,555	7,629	32,724	22,047	33,030
Net unrealized appreciation
(depreciation) of investments	7,558	2,847	(3,963)	(276)	(26,372)
Net realized and unrealized gain (loss)
on investments	43,113	10,476	28,761	21,771	6,658
Net increase (decrease) in net assets
resulting from operations	$41,812	$10,082	$24,462	$19,964	$4,613

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$94	$198	$1,715	$—	$—
Expenses:
Mortality, expense risk and other charges	1,575	69	8,755	1,021	24
Total expenses	1,575	69	8,755	1,021	24
Net investment income (loss)	(1,481)	129	(7,040)	(1,021)	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,486	(267)	47,845	4,808	122
Capital gains distributions	10,585	—	76,735	5,299	233
Total realized gain (loss) on investments
and capital gains distributions	14,071	(267)	124,580	10,107	355
Net unrealized appreciation
(depreciation) of investments	(8,755)	(245)	(86,453)	(7,289)	(310)
Net realized and unrealized gain (loss)
on investments	5,316	(512)	38,127	2,818	45
Net increase (decrease) in net assets
resulting from operations	$3,835	$(383)	$31,087	$1,797	$21

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Wells Fargo Advantage VT Total Return Bond Fund
Net investment income (loss)
Investment income:
Dividends	$22	$5	$—	$8
Expenses:
Mortality, expense risk and other charges	27	14	5	10
Total expenses	27	14	5	10
Net investment income (loss)	(5)	(9)	(5)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	107	11	30	7
Capital gains distributions	—	—	22	—
Total realized gain (loss) on investments
and capital gains distributions	107	11	52	7
Net unrealized appreciation
(depreciation) of investments	118	56	(66)	17
Net realized and unrealized gain (loss)
on investments	225	67	(14)	24
Net increase (decrease) in net assets
resulting from operations	$220	$58	$(19)	$22

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Asset Allocation Fund, Variable Series - Class A Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares
Net assets at January 1, 2013	$16,725	$993,413	$325	$128,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	(7,215)	3	(1,071)
Total realized gain (loss) on investments
and capital gains distributions	457	75,709	(15)	(60)
Net unrealized appreciation (depreciation)
of investments	5,425	56,710	61	39,074
Net increase (decrease) in net assets resulting from
operations	5,650	125,204	49	37,943
Changes from principal transactions:
Premiums	1	9,630	—	338
Death benefits	(241)	(9,652)	—	(1,515)
Surrenders and withdrawals	(2,402)	(68,066)	(63)	(11,654)
Contract charges	(131)	(9,061)	—	(1,175)
Transfers between Divisions
(including fixed account), net	(524)	61,675	4	(4,952)
Increase (decrease) in net assets derived from
principal transactions	(3,297)	(15,474)	(59)	(18,958)
Total increase (decrease) in net assets	2,353	109,730	(10)	18,985
Net assets at December 31, 2013	19,078	1,103,143	315	147,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	4,256	3	(1,775)
Total realized gain (loss) on investments
and capital gains distributions	1,368	116,315	7	15,831
Net unrealized appreciation (depreciation)
of investments	9	(118,210)	16	(12,581)
Net increase (decrease) in net assets resulting from
operations	1,078	2,361	26	1,475
Changes from principal transactions:
Premiums	(1)	6,493	—	20
Death benefits	(325)	(9,401)	—	(1,560)
Surrenders and withdrawals	(3,394)	(91,617)	(8)	(20,537)
Contract charges	(117)	(9,097)	—	(1,054)
Cost of insurance and administrative charges	(5)	(141)	—	(39)
Transfers between Divisions
(including fixed account), net	(573)	10,113	—	(2,705)
Increase (decrease) in net assets derived from
principal transactions	(4,415)	(93,650)	(8)	(25,875)
Total increase (decrease) in net assets	(3,337)	(91,289)	18	(24,400)
Net assets at December 31, 2014	$15,741	$1,011,854	$333	$123,452
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class A Shares	Columbia VP Large Cap Growth Fund - Class 1	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2013	$13	$299	$159,095	$11,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	859	29
Total realized gain (loss) on investments
and capital gains distributions	4	11	5,291	820
Net unrealized appreciation (depreciation)
of investments	1	76	32,091	2,787
Net increase (decrease) in net assets resulting from
operations	5	82	38,241	3,636
Changes from principal transactions:
Premiums	4	—	253	22
Death benefits	—	(2)	(1,951)	(113)
Surrenders and withdrawals	(17)	(43)	(19,098)	(1,129)
Contract charges	—	—	(1,166)	(60)
Transfers between Divisions
(including fixed account), net	27	—	(4,383)	(484)
Increase (decrease) in net assets derived from
principal transactions	14	(45)	(26,345)	(1,764)
Total increase (decrease) in net assets	19	37	11,896	1,872
Net assets at December 31, 2013	32	336	170,991	12,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	1,249	(56)
Total realized gain (loss) on investments
and capital gains distributions	1	5	(643)	1,916
Net unrealized appreciation (depreciation)
of investments	(2)	41	10,012	(1,942)
Net increase (decrease) in net assets resulting from
operations	(1)	41	10,618	(82)
Changes from principal transactions:
Premiums	—	—	49	49
Death benefits	—	—	(2,073)	(62)
Surrenders and withdrawals	(1)	(11)	(23,160)	(992)
Contract charges	—	—	(1,046)	(57)
Cost of insurance and administrative charges	—	—	(37)	(1)
Transfers between Divisions
(including fixed account), net	(1)	—	(3,230)	(219)
Increase (decrease) in net assets derived from
principal transactions	(2)	(11)	(29,497)	(1,282)
Total increase (decrease) in net assets	(3)	30	(18,879)	(1,364)
Net assets at December 31, 2014	$29	$366	$152,112	$11,568

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Variable High Income Portfolio	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2013	$73	$65	$1,478	$14,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	(6)	36
Total realized gain (loss) on investments
and capital gains distributions	4	(3)	230	508
Net unrealized appreciation (depreciation)
of investments	17	4	348	(1,778)
Net increase (decrease) in net assets resulting from
operations	21	5	572	(1,234)
Changes from principal transactions:
Premiums	—	—	1	66
Death benefits	—	—	—	(27)
Surrenders and withdrawals	(4)	—	(173)	(2,430)
Contract charges	—	—	(9)	(36)
Transfers between Divisions
(including fixed account), net	(2)	—	281	(2,791)
Increase (decrease) in net assets derived from
principal transactions	(6)	—	100	(5,218)
Total increase (decrease) in net assets	15	5	672	(6,452)
Net assets at December 31, 2013	88	70	2,150	8,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	(8)	31
Total realized gain (loss) on investments
and capital gains distributions	8	1	559	(48)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(335)	213
Net increase (decrease) in net assets resulting from
operations	10	(1)	216	196
Changes from principal transactions:
Premiums	—	—	6	12
Death benefits	—	—	(2)	(22)
Surrenders and withdrawals	(6)	—	(289)	(1,152)
Contract charges	—	—	(11)	(24)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(2)	—	136	(526)
Increase (decrease) in net assets derived from
principal transactions	(8)	—	(160)	(1,712)
Total increase (decrease) in net assets	2	(1)	56	(1,516)
Net assets at December 31, 2014	$90	$69	$2,206	$6,846

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Net assets at January 1, 2013	$13,428	$11,201	$6,719	$5,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	183	(80)	(17)	(90)
Total realized gain (loss) on investments
and capital gains distributions	114	230	(561)	(1,718)
Net unrealized appreciation (depreciation)
of investments	3,220	2,731	1,692	2,510
Net increase (decrease) in net assets resulting from
operations	3,517	2,881	1,114	702
Changes from principal transactions:
Premiums	76	19	4	4
Death benefits	(101)	(179)	(131)	(129)
Surrenders and withdrawals	(1,551)	(1,313)	(865)	(390)
Contract charges	(59)	(94)	(49)	(35)
Transfers between Divisions
(including fixed account), net	(496)	(164)	(334)	18
Increase (decrease) in net assets derived from
principal transactions	(2,131)	(1,731)	(1,375)	(532)
Total increase (decrease) in net assets	1,386	1,150	(261)	170
Net assets at December 31, 2013	14,814	12,351	6,458	5,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	239	(196)	(30)	(75)
Total realized gain (loss) on investments
and capital gains distributions	462	936	(411)	(1,718)
Net unrealized appreciation (depreciation)
of investments	909	219	(93)	185
Net increase (decrease) in net assets resulting from
operations	1,610	959	(534)	(1,608)
Changes from principal transactions:
Premiums	128	(1)	1	2
Death benefits	(3)	(155)	(80)	(104)
Surrenders and withdrawals	(1,409)	(2,449)	(1,296)	(623)
Contract charges	(59)	(76)	(40)	(27)
Cost of insurance and administrative charges	(1)	(5)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(251)	(350)	(68)	606
Increase (decrease) in net assets derived from
principal transactions	(1,595)	(3,036)	(1,485)	(147)
Total increase (decrease) in net assets	15	(2,077)	(2,019)	(1,755)
Net assets at December 31, 2014	$14,829	$10,274	$4,439	$3,592

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio
Net assets at January 1, 2013	$4,876	$1,185,574	$392,917	$14,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	15,997	(2,168)	(78)
Total realized gain (loss) on investments
and capital gains distributions	(84)	3,136	14,024	1,036
Net unrealized appreciation (depreciation)
of investments	720	(42,523)	74,002	2,652
Net increase (decrease) in net assets resulting from
operations	672	(23,390)	85,858	3,610
Changes from principal transactions:
Premiums	9	7,823	4,336	152
Death benefits	(48)	(15,652)	(4,351)	(118)
Surrenders and withdrawals	(695)	(102,304)	(37,320)	(1,479)
Contract charges	(7)	(8,189)	(3,734)	(154)
Transfers between Divisions
(including fixed account), net	—	62,979	70,025	9,261
Increase (decrease) in net assets derived from
principal transactions	(741)	(55,343)	28,956	7,662
Total increase (decrease) in net assets	(69)	(78,733)	114,814	11,272
Net assets at December 31, 2013	4,807	1,106,841	507,731	26,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	52,890	2,914	615
Total realized gain (loss) on investments
and capital gains distributions	99	61,410	171,828	2,572
Net unrealized appreciation (depreciation)
of investments	98	6,506	(180,834)	(3,787)
Net increase (decrease) in net assets resulting from
operations	209	120,806	(6,092)	(600)
Changes from principal transactions:
Premiums	4	16,523	665	16
Death benefits	(22)	(38,922)	(1,255)	(48)
Surrenders and withdrawals	(856)	(316,938)	(9,543)	(273)
Contract charges	(8)	(22,577)	(815)	(15)
Cost of insurance and administrative charges	(1)	(514)	(14)	—
Transfers between Divisions
(including fixed account), net	46	2,511,323	(490,677)	(25,141)
Increase (decrease) in net assets derived from
principal transactions	(837)	2,148,895	(501,639)	(25,461)
Total increase (decrease) in net assets	(628)	2,269,701	(507,731)	(26,061)
Net assets at December 31, 2014	$4,179	$3,376,542	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Bond Portfolio
Net assets at January 1, 2013	$11,029	$1,009,047	$185,967	$446,283

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	(8,579)	(314)	(2,117)
Total realized gain (loss) on investments
and capital gains distributions	434	(56,945)	3,405	44,486
Net unrealized appreciation (depreciation)
of investments	1,898	246,406	19,709	(54,163)
Net increase (decrease) in net assets resulting from
operations	2,263	180,882	22,800	(11,794)
Changes from principal transactions:
Premiums	116	5,845	2,777	4,164
Death benefits	(98)	(11,441)	(923)	(4,182)
Surrenders and withdrawals	(771)	(71,390)	(12,182)	(34,643)
Contract charges	(126)	(7,802)	(1,681)	(3,429)
Transfers between Divisions
(including fixed account), net	7,144	(11,188)	(2,138)	(10,967)
Increase (decrease) in net assets derived from
principal transactions	6,265	(95,976)	(14,147)	(49,057)
Total increase (decrease) in net assets	8,528	84,906	8,653	(60,851)
Net assets at December 31, 2013	19,557	1,093,953	194,620	385,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	385	4,740	2,127	14,243
Total realized gain (loss) on investments
and capital gains distributions	1,408	85,996	10,043	(37,079)
Net unrealized appreciation (depreciation)
of investments	(2,385)	(136,296)	(13,537)	30,595
Net increase (decrease) in net assets resulting from
operations	(592)	(45,560)	(1,367)	7,759
Changes from principal transactions:
Premiums	6	1,212	436	430
Death benefits	(45)	(2,726)	(251)	(529)
Surrenders and withdrawals	(287)	(18,895)	(4,182)	(6,750)
Contract charges	(14)	(1,547)	(340)	(653)
Cost of insurance and administrative charges	—	(38)	(8)	(11)
Transfers between Divisions
(including fixed account), net	(18,625)	(1,026,399)	(188,908)	(385,678)
Increase (decrease) in net assets derived from
principal transactions	(18,965)	(1,048,393)	(193,253)	(393,191)
Total increase (decrease) in net assets	(19,557)	(1,093,953)	(194,620)	(385,432)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ING Total Return Bond Portfolio - Service Class	ING Total Return Bond Portfolio - Service 2 Class	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class
Net assets at January 1, 2013	$2,929,962	$64,889	$—	$72,214

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,241	822	(37)	(851)
Total realized gain (loss) on investments
and capital gains distributions	43,116	1,225	1	(3,353)
Net unrealized appreciation (depreciation)
of investments	(173,917)	(4,218)	433	11,669
Net increase (decrease) in net assets resulting from
operations	(90,560)	(2,171)	397	7,465
Changes from principal transactions:
Premiums	18,854	65	2	835
Death benefits	(31,190)	(811)	—	(957)
Surrenders and withdrawals	(228,274)	(7,116)	(111)	(5,248)
Contract charges	(19,804)	(482)	(22)	(644)
Transfers between Divisions
(including fixed account), net	(385,548)	(1,986)	24,085	910
Increase (decrease) in net assets derived from
principal transactions	(645,962)	(10,330)	23,954	(5,104)
Total increase (decrease) in net assets	(736,522)	(12,501)	24,351	2,361
Net assets at December 31, 2013	2,193,440	52,388	24,351	74,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62,697	1,335	(2,834)	(807)
Total realized gain (loss) on investments
and capital gains distributions	(150,185)	(2,655)	1,404	551
Net unrealized appreciation (depreciation)
of investments	111,071	1,889	6,242	(14,271)
Net increase (decrease) in net assets resulting from
operations	23,583	569	4,812	(14,527)
Changes from principal transactions:
Premiums	3,202	10	872	627
Death benefits	(4,919)	(115)	(1,702)	(348)
Surrenders and withdrawals	(47,852)	(1,555)	(19,745)	(9,293)
Contract charges	(3,650)	(91)	(1,619)	(717)
Cost of insurance and administrative charges	(87)	(2)	(24)	(14)
Transfers between Divisions
(including fixed account), net	(2,163,717)	(51,204)	188,150	26,291
Increase (decrease) in net assets derived from
principal transactions	(2,217,023)	(52,957)	165,932	16,546
Total increase (decrease) in net assets	(2,193,440)	(52,388)	170,744	2,019
Net assets at December 31, 2014	$—	$—	$195,095	$76,594

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2013	$410,662	$21,585	$590,727	$1,901,279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,135)	(206)	22,756	(27,885)
Total realized gain (loss) on investments
and capital gains distributions	(36,268)	(232)	21,871	70,906
Net unrealized appreciation (depreciation)
of investments	82,098	2,653	(24,049)	460,868
Net increase (decrease) in net assets resulting from
operations	42,695	2,215	20,578	503,889
Changes from principal transactions:
Premiums	243	1	3,734	9,242
Death benefits	(4,308)	(153)	(10,807)	(22,852)
Surrenders and withdrawals	(29,890)	(1,955)	(60,146)	(149,105)
Contract charges	(3,169)	(192)	(3,584)	(15,900)
Transfers between Divisions
(including fixed account), net	(36,138)	(1,312)	(9,245)	(68,219)
Increase (decrease) in net assets derived from
principal transactions	(73,262)	(3,611)	(80,048)	(246,834)
Total increase (decrease) in net assets	(30,567)	(1,396)	(59,470)	257,055
Net assets at December 31, 2013	380,095	20,189	531,257	2,158,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,732)	(187)	21,872	(34,396)
Total realized gain (loss) on investments
and capital gains distributions	(6,987)	(243)	7,566	257,565
Net unrealized appreciation (depreciation)
of investments	(30,344)	(1,634)	(31,137)	(5,419)
Net increase (decrease) in net assets resulting from
operations	(40,063)	(2,064)	(1,699)	217,750
Changes from principal transactions:
Premiums	108	1	2,621	9,950
Death benefits	(3,951)	(132)	(11,198)	(23,812)
Surrenders and withdrawals	(42,865)	(3,152)	(66,542)	(248,518)
Contract charges	(2,797)	(169)	(3,125)	(15,551)
Cost of insurance and administrative charges	(94)	(4)	(108)	(371)
Transfers between Divisions
(including fixed account), net	(9,411)	(32)	(4,294)	(50,091)
Increase (decrease) in net assets derived from
principal transactions	(59,010)	(3,488)	(82,646)	(328,393)
Total increase (decrease) in net assets	(99,073)	(5,552)	(84,345)	(110,643)
Net assets at December 31, 2014	$281,022	$14,637	$446,912	$2,047,691

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2013	$—	$214,540	$856	$76,880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5,982)	(15)	(1,398)
Total realized gain (loss) on investments
and capital gains distributions	—	36,945	34	17,016
Net unrealized appreciation (depreciation)
of investments	—	121,135	210	50,611
Net increase (decrease) in net assets resulting from
operations	—	152,098	229	66,229
Changes from principal transactions:
Premiums	—	1,144	—	908
Death benefits	—	(7,139)	—	(3,872)
Surrenders and withdrawals	—	(42,326)	(53)	(24,464)
Contract charges	—	(4,524)	(10)	(1,589)
Transfers between Divisions
(including fixed account), net	—	653,104	(5)	465,174
Increase (decrease) in net assets derived from
principal transactions	—	600,259	(68)	436,157
Total increase (decrease) in net assets	—	752,357	161	502,386
Net assets at December 31, 2013	—	966,897	1,017	579,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20,040)	(160)	2,801
Total realized gain (loss) on investments
and capital gains distributions	—	132,767	502	36,019
Net unrealized appreciation (depreciation)
of investments	6	39,413	742	9,674
Net increase (decrease) in net assets resulting from
operations	6	152,140	1,084	48,494
Changes from principal transactions:
Premiums	82	188	(1)	4,358
Death benefits	—	(17,044)	(147)	(11,945)
Surrenders and withdrawals	—	(159,291)	(1,002)	(106,422)
Contract charges	—	(9,318)	(75)	(5,235)
Cost of insurance and administrative charges	—	(268)	(2)	(190)
Transfers between Divisions
(including fixed account), net	(1)	876,952	17,573	495,925
Increase (decrease) in net assets derived from
principal transactions	81	691,219	16,346	376,491
Total increase (decrease) in net assets	87	843,359	17,430	424,985
Net assets at December 31, 2014	$87	$1,810,256	$18,447	$1,004,251

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2013	$62,727	$822,755	$15,419	$45,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(415)	(12,374)	(248)	(539)
Total realized gain (loss) on investments
and capital gains distributions	(946)	123	2	445
Net unrealized appreciation (depreciation)
of investments	840	—	—	12,782
Net increase (decrease) in net assets resulting from
operations	(521)	(12,251)	(246)	12,688
Changes from principal transactions:
Premiums	15	11,622	81	378
Death benefits	(3,669)	(22,758)	(252)	(799)
Surrenders and withdrawals	(7,090)	(317,888)	(7,922)	(5,633)
Contract charges	(97)	(5,788)	(109)	(375)
Transfers between Divisions
(including fixed account), net	(819)	209,767	4,721	2,064
Increase (decrease) in net assets derived from
principal transactions	(11,660)	(125,045)	(3,481)	(4,365)
Total increase (decrease) in net assets	(12,181)	(137,296)	(3,727)	8,323
Net assets at December 31, 2013	50,546	685,459	11,692	53,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(443)	(10,700)	(185)	(312)
Total realized gain (loss) on investments
and capital gains distributions	(386)	81	1	6,468
Net unrealized appreciation (depreciation)
of investments	406	—	—	451
Net increase (decrease) in net assets resulting from
operations	(423)	(10,619)	(184)	6,607
Changes from principal transactions:
Premiums	1	10,211	247	256
Death benefits	(2,138)	(16,023)	(43)	(702)
Surrenders and withdrawals	(5,860)	(299,351)	(7,529)	(7,384)
Contract charges	(65)	(4,642)	(84)	(377)
Cost of insurance and administrative charges	(21)	(240)	(3)	(12)
Transfers between Divisions
(including fixed account), net	(275)	193,888	3,607	12,919
Increase (decrease) in net assets derived from
principal transactions	(8,358)	(116,157)	(3,805)	4,700
Total increase (decrease) in net assets	(8,781)	(126,776)	(3,989)	11,307
Net assets at December 31, 2014	$41,765	$558,683	$7,703	$65,012

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2013	$584,925	$4,208,491	$2,852,881	$1,668,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,513	4,300	10,001	16,183
Total realized gain (loss) on investments
and capital gains distributions	28,786	109,720	71,271	36,554
Net unrealized appreciation (depreciation)
of investments	(22,880)	557,838	295,611	78,023
Net increase (decrease) in net assets resulting from
operations	14,419	671,858	376,883	130,760
Changes from principal transactions:
Premiums	3,790	28,506	17,650	10,389
Death benefits	(7,011)	(41,552)	(42,769)	(26,177)
Surrenders and withdrawals	(51,064)	(259,484)	(204,399)	(120,494)
Contract charges	(4,685)	(40,082)	(23,379)	(12,802)
Transfers between Divisions
(including fixed account), net	(49,358)	(45,354)	35,238	(3,695)
Increase (decrease) in net assets derived from
principal transactions	(108,328)	(357,966)	(217,659)	(152,779)
Total increase (decrease) in net assets	(93,909)	313,892	159,224	(22,019)
Net assets at December 31, 2013	491,016	4,522,383	3,012,105	1,646,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,912	(4,916)	(3,328)	18,483
Total realized gain (loss) on investments
and capital gains distributions	26,012	205,178	118,840	56,854
Net unrealized appreciation (depreciation)
of investments	(13,060)	(47,806)	(4,169)	(20,872)
Net increase (decrease) in net assets resulting from
operations	18,864	152,456	111,343	54,465
Changes from principal transactions:
Premiums	2,816	24,139	16,583	9,440
Death benefits	(9,106)	(47,293)	(44,365)	(28,350)
Surrenders and withdrawals	(64,835)	(458,265)	(305,555)	(175,469)
Contract charges	(3,923)	(38,792)	(22,732)	(12,256)
Cost of insurance and administrative charges	(85)	(1,110)	(608)	(321)
Transfers between Divisions
(including fixed account), net	(811)	(50,411)	(3,528)	(7,515)
Increase (decrease) in net assets derived from
principal transactions	(75,944)	(571,732)	(360,205)	(214,471)
Total increase (decrease) in net assets	(57,080)	(419,276)	(248,862)	(160,006)
Net assets at December 31, 2014	$433,936	$4,103,107	$2,763,243	$1,486,439

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2013	$241,724	$198,630	$568,856	$69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(4,597)	(7,113)	—
Total realized gain (loss) on investments
and capital gains distributions	1,137	27,789	16,121	—
Net unrealized appreciation (depreciation)
of investments	(10,464)	66,724	(54,116)	21
Net increase (decrease) in net assets resulting from
operations	(9,386)	89,916	(45,108)	21
Changes from principal transactions:
Premiums	2,086	2,188	4,215	—
Death benefits	(3,255)	(3,395)	(5,616)	—
Surrenders and withdrawals	(18,732)	(24,567)	(41,040)	(7)
Contract charges	(1,647)	(2,180)	(3,523)	—
Transfers between Divisions
(including fixed account), net	(27,218)	66,273	(186,753)	1
Increase (decrease) in net assets derived from
principal transactions	(48,766)	38,319	(232,717)	(6)
Total increase (decrease) in net assets	(58,152)	128,235	(277,825)	15
Net assets at December 31, 2013	183,572	326,865	291,031	84

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	(2,160)	(1,094)	1
Total realized gain (loss) on investments
and capital gains distributions	(1,660)	137,969	(11,949)	24
Net unrealized appreciation (depreciation)
of investments	8,776	(103,996)	15,700	(20)
Net increase (decrease) in net assets resulting from
operations	7,179	31,813	2,657	5
Changes from principal transactions:
Premiums	1,248	1,144	1,889	—
Death benefits	(2,300)	(1,786)	(3,205)	—
Surrenders and withdrawals	(27,260)	(22,286)	(33,425)	(6)
Contract charges	(1,775)	(1,519)	(2,154)	—
Cost of insurance and administrative charges	(38)	(43)	(46)	—
Transfers between Divisions
(including fixed account), net	66,036	(334,188)	(21,880)	(83)
Increase (decrease) in net assets derived from
principal transactions	35,911	(358,678)	(58,821)	(89)
Total increase (decrease) in net assets	43,090	(326,865)	(56,164)	(84)
Net assets at December 31, 2014	$226,662	$—	$234,867	$—
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$146,114	$130,676	$1,935	$283,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(954)	4,752	65	(1,191)
Total realized gain (loss) on investments
and capital gains distributions	12,855	(2,280)	(18)	(9,617)
Net unrealized appreciation (depreciation)
of investments	28,981	249	(10)	13,571
Net increase (decrease) in net assets resulting from
operations	40,882	2,721	37	2,763
Changes from principal transactions:
Premiums	792	121	—	130
Death benefits	(2,837)	(947)	(16)	(4,339)
Surrenders and withdrawals	(14,326)	(8,380)	(179)	(31,885)
Contract charges	(1,154)	(989)	(18)	(1,844)
Transfers between Divisions
(including fixed account), net	(3,091)	(4,163)	(10)	(1,233)
Increase (decrease) in net assets derived from
principal transactions	(20,616)	(14,358)	(223)	(39,171)
Total increase (decrease) in net assets	20,266	(11,637)	(186)	(36,408)
Net assets at December 31, 2013	166,380	119,039	1,749	246,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(402)	(703)	(15)	(1,035)
Total realized gain (loss) on investments
and capital gains distributions	57,279	1,538	8	12,952
Net unrealized appreciation (depreciation)
of investments	(47,689)	12,590	191	50,472
Net increase (decrease) in net assets resulting from
operations	9,188	13,425	184	62,389
Changes from principal transactions:
Premiums	537	119	—	78
Death benefits	(822)	(927)	(11)	(4,273)
Surrenders and withdrawals	(10,392)	(10,826)	(247)	(37,016)
Contract charges	(677)	(912)	(16)	(1,583)
Cost of insurance and administrative charges	(21)	(20)	—	(85)
Transfers between Divisions
(including fixed account), net	(164,193)	(5,200)	(154)	(15,616)
Increase (decrease) in net assets derived from
principal transactions	(175,568)	(17,766)	(428)	(58,495)
Total increase (decrease) in net assets	(166,380)	(4,341)	(244)	3,894
Net assets at December 31, 2014	$—	$114,698	$1,505	$250,745

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Net assets at January 1, 2013	$20,237	$160,718	$596,317	$30,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	517	(8,187)	(486)
Total realized gain (loss) on investments
and capital gains distributions	(835)	8,370	24,772	1,335
Net unrealized appreciation (depreciation)
of investments	1,048	26,202	170,712	8,653
Net increase (decrease) in net assets resulting from
operations	95	35,089	187,297	9,502
Changes from principal transactions:
Premiums	4	1,873	4,174	12
Death benefits	(228)	(1,882)	(10,932)	(313)
Surrenders and withdrawals	(1,718)	(9,895)	(58,844)	(3,057)
Contract charges	(178)	(1,453)	(4,013)	(286)
Transfers between Divisions
(including fixed account), net	417	(2,446)	(27,006)	(532)
Increase (decrease) in net assets derived from
principal transactions	(1,703)	(13,803)	(96,621)	(4,176)
Total increase (decrease) in net assets	(1,608)	21,286	90,676	5,326
Net assets at December 31, 2013	18,629	182,004	686,993	35,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	(227)	(9,710)	(543)
Total realized gain (loss) on investments
and capital gains distributions	(182)	11,023	132,642	7,594
Net unrealized appreciation (depreciation)
of investments	5,038	(11,274)	(97,091)	(5,811)
Net increase (decrease) in net assets resulting from
operations	4,738	(478)	25,841	1,240
Changes from principal transactions:
Premiums	(2)	862	3,209	16
Death benefits	(157)	(1,020)	(11,158)	(283)
Surrenders and withdrawals	(2,971)	(14,406)	(77,093)	(4,313)
Contract charges	(168)	(1,517)	(3,736)	(273)
Cost of insurance and administrative charges	(4)	(26)	(175)	(7)
Transfers between Divisions
(including fixed account), net	(742)	7,511	(4,868)	(592)
Increase (decrease) in net assets derived from
principal transactions	(4,044)	(8,596)	(93,821)	(5,452)
Total increase (decrease) in net assets	694	(9,074)	(67,980)	(4,212)
Net assets at December 31, 2014	$19,323	$172,930	$619,013	$31,292

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Net assets at January 1, 2013	$483,680	$10,259	$176,567	$768,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,613	296	(1,220)	8,272
Total realized gain (loss) on investments
and capital gains distributions	(368)	678	497	1,566
Net unrealized appreciation (depreciation)
of investments	44,241	220	44,486	157,379
Net increase (decrease) in net assets resulting from
operations	60,486	1,194	43,763	167,217
Changes from principal transactions:
Premiums	3,483	5	1,883	5,959
Death benefits	(7,728)	(29)	(2,415)	(8,266)
Surrenders and withdrawals	(48,861)	(979)	(14,048)	(55,655)
Contract charges	(3,584)	(87)	(1,412)	(6,982)
Transfers between Divisions
(including fixed account), net	36,815	184	(1,361)	47,953
Increase (decrease) in net assets derived from
principal transactions	(19,875)	(906)	(17,353)	(16,991)
Total increase (decrease) in net assets	40,611	288	26,410	150,226
Net assets at December 31, 2013	524,291	10,547	202,977	918,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,275	208	(1,446)	5,268
Total realized gain (loss) on investments
and capital gains distributions	7,508	471	5,738	17,558
Net unrealized appreciation (depreciation)
of investments	(2,344)	(388)	6,645	(8,861)
Net increase (decrease) in net assets resulting from
operations	16,439	291	10,937	13,965
Changes from principal transactions:
Premiums	3,600	2	1,602	5,991
Death benefits	(8,546)	(74)	(2,136)	(9,799)
Surrenders and withdrawals	(64,891)	(1,173)	(19,899)	(71,338)
Contract charges	(3,738)	(94)	(1,435)	(7,360)
Cost of insurance and administrative charges	(94)	(2)	(33)	(147)
Transfers between Divisions
(including fixed account), net	55,147	1,477	6,008	15,250
Increase (decrease) in net assets derived from
principal transactions	(18,522)	136	(15,893)	(67,403)
Total increase (decrease) in net assets	(2,083)	427	(4,956)	(53,438)
Net assets at December 31, 2014	$522,208	$10,974	$198,021	$865,054

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Net assets at January 1, 2013	$373,644	$44,647	$565,548	$26,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,759)	(329)	(4,501)	(254)
Total realized gain (loss) on investments
and capital gains distributions	5,535	836	(16,596)	1,194
Net unrealized appreciation (depreciation)
of investments	111,988	12,705	(20,243)	(2,891)
Net increase (decrease) in net assets resulting from
operations	115,764	13,212	(41,340)	(1,951)
Changes from principal transactions:
Premiums	2,217	127	3,714	(5)
Death benefits	(12,159)	(559)	(4,876)	(102)
Surrenders and withdrawals	(42,158)	(6,537)	(37,099)	(1,962)
Contract charges	(1,964)	(398)	(4,119)	(214)
Transfers between Divisions
(including fixed account), net	24,232	(1,002)	14,758	34
Increase (decrease) in net assets derived from
principal transactions	(29,832)	(8,369)	(27,622)	(2,249)
Total increase (decrease) in net assets	85,932	4,843	(68,962)	(4,200)
Net assets at December 31, 2013	459,576	49,490	496,586	22,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,411)	(397)	(3,885)	(222)
Total realized gain (loss) on investments
and capital gains distributions	39,508	4,277	38,809	2,565
Net unrealized appreciation (depreciation)
of investments	(2,380)	(304)	(40,096)	(2,391)
Net increase (decrease) in net assets resulting from
operations	34,717	3,576	(5,172)	(48)
Changes from principal transactions:
Premiums	2,432	(4)	2,563	—
Death benefits	(12,739)	(878)	(4,603)	(197)
Surrenders and withdrawals	(51,136)	(6,477)	(51,269)	(3,220)
Contract charges	(1,957)	(356)	(3,709)	(182)
Cost of insurance and administrative charges	(124)	(8)	(96)	(4)
Transfers between Divisions
(including fixed account), net	(2,046)	(778)	(8,493)	(310)
Increase (decrease) in net assets derived from
principal transactions	(65,570)	(8,501)	(65,607)	(3,913)
Total increase (decrease) in net assets	(30,853)	(4,925)	(70,779)	(3,961)
Net assets at December 31, 2014	$428,723	$44,565	$425,807	$18,782

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Marsico Growth Portfolio - Service Class	VY® Marsico Growth Portfolio - Service 2 Class
Net assets at January 1, 2013	$223,964	$33,170	$405,242	$16,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,813)	(434)	(4,168)	(201)
Total realized gain (loss) on investments
and capital gains distributions	21,148	3,307	30,373	1,239
Net unrealized appreciation (depreciation)
of investments	68,454	8,267	100,341	3,921
Net increase (decrease) in net assets resulting from
operations	86,789	11,140	126,546	4,959
Changes from principal transactions:
Premiums	1,547	31	3,716	17
Death benefits	(3,110)	(292)	(10,164)	(146)
Surrenders and withdrawals	(24,088)	(4,380)	(40,183)	(2,473)
Contract charges	(2,210)	(328)	(2,361)	(155)
Transfers between Divisions
(including fixed account), net	57,965	(973)	(4,914)	(531)
Increase (decrease) in net assets derived from
principal transactions	30,104	(5,942)	(53,906)	(3,288)
Total increase (decrease) in net assets	116,893	5,198	72,640	1,671
Net assets at December 31, 2013	340,857	38,368	477,882	18,209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,314)	(578)	(4,356)	(175)
Total realized gain (loss) on investments
and capital gains distributions	62,980	5,598	194,998	7,856
Net unrealized appreciation (depreciation)
of investments	(41,346)	(2,954)	(175,396)	(7,090)
Net increase (decrease) in net assets resulting from
operations	17,320	2,066	15,246	591
Changes from principal transactions:
Premiums	2,240	(7)	1,181	1
Death benefits	(3,099)	(367)	(5,030)	(75)
Surrenders and withdrawals	(39,493)	(4,953)	(25,312)	(807)
Contract charges	(2,329)	(297)	(1,261)	(79)
Cost of insurance and administrative charges	(49)	(8)	(89)	(2)
Transfers between Divisions
(including fixed account), net	(20,625)	(676)	(462,617)	(17,838)
Increase (decrease) in net assets derived from
principal transactions	(63,355)	(6,308)	(493,128)	(18,800)
Total increase (decrease) in net assets	(46,035)	(4,242)	(477,882)	(18,209)
Net assets at December 31, 2014	$294,822	$34,126	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Total Return Portfolio - Service Class	VY® MFS Total Return Portfolio - Service 2 Class	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Net assets at January 1, 2013	$614,072	$30,932	$460,175	$357,517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,522	48	813	1,127
Total realized gain (loss) on investments
and capital gains distributions	(1,529)	(258)	(2,349)	31,033
Net unrealized appreciation (depreciation)
of investments	96,443	4,958	80,110	27,385
Net increase (decrease) in net assets resulting from
operations	97,436	4,748	78,574	59,545
Changes from principal transactions:
Premiums	3,589	20	3,781	2,085
Death benefits	(14,423)	(465)	(5,267)	(3,489)
Surrenders and withdrawals	(65,345)	(3,635)	(42,316)	(29,981)
Contract charges	(3,307)	(271)	(3,881)	(2,922)
Transfers between Divisions
(including fixed account), net	11,313	(367)	(23,874)	(4,391)
Increase (decrease) in net assets derived from
principal transactions	(68,173)	(4,718)	(71,557)	(38,698)
Total increase (decrease) in net assets	29,263	30	7,017	20,847
Net assets at December 31, 2013	643,335	30,962	467,192	378,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,140	546	5,567	(273)
Total realized gain (loss) on investments
and capital gains distributions	130,123	5,220	172,341	56,588
Net unrealized appreciation (depreciation)
of investments	(114,016)	(4,419)	(110,969)	(47,683)
Net increase (decrease) in net assets resulting from
operations	29,247	1,347	66,939	8,632
Changes from principal transactions:
Premiums	2,604	28	1,761	1,635
Death benefits	(9,462)	(377)	(2,986)	(3,552)
Surrenders and withdrawals	(42,033)	(1,858)	(26,092)	(42,165)
Contract charges	(1,716)	(135)	(2,048)	(2,680)
Cost of insurance and administrative charges	(102)	(3)	(67)	(67)
Transfers between Divisions
(including fixed account), net	(621,873)	(29,964)	(504,699)	(10,431)
Increase (decrease) in net assets derived from
principal transactions	(672,582)	(32,309)	(534,131)	(57,260)
Total increase (decrease) in net assets	(643,335)	(30,962)	(467,192)	(48,628)
Net assets at December 31, 2014	$—	$—	$—	$329,736

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2013	$59,526	$2,461,428	$77,162	$645,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	(16,349)	(719)	(937)
Total realized gain (loss) on investments
and capital gains distributions	5,756	202,380	6,192	14,900
Net unrealized appreciation (depreciation)
of investments	3,873	299,394	9,112	157,817
Net increase (decrease) in net assets resulting from
operations	9,677	485,425	14,585	171,780
Changes from principal transactions:
Premiums	44	22,158	34	3,235
Death benefits	(771)	(36,867)	(408)	(10,446)
Surrenders and withdrawals	(6,181)	(231,370)	(8,521)	(67,417)
Contract charges	(518)	(18,257)	(685)	(4,747)
Transfers between Divisions
(including fixed account), net	(225)	128,904	(1,037)	6,949
Increase (decrease) in net assets derived from
principal transactions	(7,651)	(135,432)	(10,617)	(72,426)
Total increase (decrease) in net assets	2,026	349,993	3,968	99,354
Net assets at December 31, 2013	61,552	2,811,421	81,130	744,561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(162)	(12,390)	(544)	632
Total realized gain (loss) on investments
and capital gains distributions	6,893	286,843	8,613	61,489
Net unrealized appreciation (depreciation)
of investments	(5,388)	482	(459)	(23,817)
Net increase (decrease) in net assets resulting from
operations	1,343	274,935	7,610	38,304
Changes from principal transactions:
Premiums	75	20,124	131	3,761
Death benefits	(769)	(35,374)	(379)	(12,574)
Surrenders and withdrawals	(8,613)	(345,703)	(9,843)	(91,538)
Contract charges	(464)	(18,820)	(640)	(4,524)
Cost of insurance and administrative charges	(11)	(554)	(14)	(159)
Transfers between Divisions
(including fixed account), net	228	109,329	29	(6,676)
Increase (decrease) in net assets derived from
principal transactions	(9,554)	(270,998)	(10,716)	(111,710)
Total increase (decrease) in net assets	(8,211)	3,937	(3,106)	(73,406)
Net assets at December 31, 2014	$53,341	$2,815,358	$78,024	$671,155

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net assets at January 1, 2013	$24,314	$144,821	$243,263	$4,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(958)	(386)	(15)
Total realized gain (loss) on investments
and capital gains distributions	652	(7,559)	3,434	100
Net unrealized appreciation (depreciation)
of investments	5,704	25,374	63,123	1,255
Net increase (decrease) in net assets resulting from
operations	6,265	16,857	66,171	1,340
Changes from principal transactions:
Premiums	(6)	739	1,445	(10)
Death benefits	(187)	(1,844)	(4,226)	(20)
Surrenders and withdrawals	(3,411)	(11,477)	(23,617)	(524)
Contract charges	(228)	(1,128)	(1,615)	(48)
Transfers between Divisions
(including fixed account), net	(170)	(1,741)	9,085	538
Increase (decrease) in net assets derived from
principal transactions	(4,002)	(15,451)	(18,928)	(64)
Total increase (decrease) in net assets	2,263	1,406	47,243	1,276
Net assets at December 31, 2013	26,577	146,227	290,506	5,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(841)	(1,562)	(42)
Total realized gain (loss) on investments
and capital gains distributions	2,443	(4,290)	10,132	266
Net unrealized appreciation (depreciation)
of investments	(1,111)	(243)	(20,183)	(464)
Net increase (decrease) in net assets resulting from
operations	1,309	(5,374)	(11,613)	(240)
Changes from principal transactions:
Premiums	22	770	1,665	—
Death benefits	(317)	(1,592)	(5,644)	(67)
Surrenders and withdrawals	(2,996)	(15,774)	(31,095)	(670)
Contract charges	(207)	(1,128)	(1,604)	(49)
Cost of insurance and administrative charges	(6)	(28)	(63)	(1)
Transfers between Divisions
(including fixed account), net	108	37,391	1,536	3
Increase (decrease) in net assets derived from
principal transactions	(3,396)	19,639	(35,205)	(784)
Total increase (decrease) in net assets	(2,087)	14,265	(46,818)	(1,024)
Net assets at December 31, 2014	$24,490	$160,492	$243,688	$4,879

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class
Net assets at January 1, 2013	$100	$5,259	$8,567	$15,403

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	105	66	315
Total realized gain (loss) on investments
and capital gains distributions	(1)	126	134	(72)
Net unrealized appreciation (depreciation)
of investments	17	(370)	(639)	907
Net increase (decrease) in net assets resulting from
operations	15	(139)	(439)	1,150
Changes from principal transactions:
Premiums	—	1	9	9
Death benefits	—	(14)	(54)	—
Surrenders and withdrawals	(3)	(549)	(958)	(1,529)
Contract charges	—	(12)	(21)	(86)
Transfers between Divisions
(including fixed account), net	—	(120)	(460)	(41)
Increase (decrease) in net assets derived from
principal transactions	(3)	(694)	(1,484)	(1,647)
Total increase (decrease) in net assets	12	(833)	(1,923)	(497)
Net assets at December 31, 2013	112	4,426	6,644	14,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	34	(28)	206
Total realized gain (loss) on investments
and capital gains distributions	(7)	55	84	229
Net unrealized appreciation (depreciation)
of investments	(2)	83	(73)	199
Net increase (decrease) in net assets resulting from
operations	(7)	172	(17)	634
Changes from principal transactions:
Premiums	—	—	22	9
Death benefits	—	—	(61)	(546)
Surrenders and withdrawals	(25)	(551)	(942)	(778)
Contract charges	—	(11)	(18)	(82)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	(1)	(147)	(102)	(959)
Increase (decrease) in net assets derived from
principal transactions	(26)	(709)	(1,101)	(2,357)
Total increase (decrease) in net assets	(33)	(537)	(1,118)	(1,723)
Net assets at December 31, 2014	$79	$3,889	$5,526	$13,183

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2013	$16,392	$9,408	$1,283	$5,875

Increase (decrease) in net assets
Operations:
Net investment income (loss)	200	76	5	136
Total realized gain (loss) on investments
and capital gains distributions	61	52	20	(17)
Net unrealized appreciation (depreciation)
of investments	2,127	1,539	235	227
Net increase (decrease) in net assets resulting from
operations	2,388	1,667	260	346
Changes from principal transactions:
Premiums	213	187	2	5
Death benefits	—	—	(42)	(22)
Surrenders and withdrawals	(1,285)	(822)	(221)	(596)
Contract charges	(106)	(60)	(8)	(24)
Transfers between Divisions
(including fixed account), net	(23)	(708)	4	637
Increase (decrease) in net assets derived from
principal transactions	(1,201)	(1,403)	(265)	—
Total increase (decrease) in net assets	1,187	264	(5)	346
Net assets at December 31, 2013	17,579	9,672	1,278	6,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	87	7	93
Total realized gain (loss) on investments
and capital gains distributions	989	911	173	40
Net unrealized appreciation (depreciation)
of investments	(377)	(580)	(120)	145
Net increase (decrease) in net assets resulting from
operations	786	418	60	278
Changes from principal transactions:
Premiums	278	40	2	16
Death benefits	—	—	—	(174)
Surrenders and withdrawals	(424)	(601)	(341)	(602)
Contract charges	(100)	(58)	(7)	(22)
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions
(including fixed account), net	145	(7)	(3)	182
Increase (decrease) in net assets derived from
principal transactions	(102)	(627)	(349)	(600)
Total increase (decrease) in net assets	684	(209)	(289)	(322)
Net assets at December 31, 2014	$18,263	$9,463	$989	$5,899

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2013	$1,828	$351,077	$244,764	$124,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1,893)	(1,039)	(1,340)
Total realized gain (loss) on investments
and capital gains distributions	248	45,060	5,625	8,405
Net unrealized appreciation (depreciation)
of investments	269	88,983	71,837	36,661
Net increase (decrease) in net assets resulting from
operations	519	132,150	76,423	43,726
Changes from principal transactions:
Premiums	17	7,466	2,962	179
Death benefits	(43)	(4,947)	(3,077)	(1,037)
Surrenders and withdrawals	(132)	(38,918)	(17,302)	(8,301)
Contract charges	(10)	(3,360)	(2,018)	(1,101)
Transfers between Divisions
(including fixed account), net	(211)	63,622	(7,146)	(11,914)
Increase (decrease) in net assets derived from
principal transactions	(379)	23,863	(26,581)	(22,174)
Total increase (decrease) in net assets	140	156,013	49,842	21,552
Net assets at December 31, 2013	1,968	507,090	294,606	146,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(7,404)	(2,862)	(2,144)
Total realized gain (loss) on investments
and capital gains distributions	422	68,667	50,782	8,997
Net unrealized appreciation (depreciation)
of investments	(205)	(53,090)	(16,834)	(3,651)
Net increase (decrease) in net assets resulting from
operations	223	8,173	31,086	3,202
Changes from principal transactions:
Premiums	149	7,841	2,322	41
Death benefits	(14)	(4,187)	(4,154)	(1,529)
Surrenders and withdrawals	(202)	(51,985)	(26,733)	(12,234)
Contract charges	(9)	(3,417)	(2,152)	(1,047)
Cost of insurance and administrative charges	—	(68)	(37)	(20)
Transfers between Divisions
(including fixed account), net	104	(40,244)	3,617	(4,316)
Increase (decrease) in net assets derived from
principal transactions	28	(92,060)	(27,137)	(19,105)
Total increase (decrease) in net assets	251	(83,887)	3,949	(15,903)
Net assets at December 31, 2014	$2,219	$423,203	$298,555	$130,648
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Net assets at January 1, 2013	$189,072	$1,502	$176,309	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,232)	9	(799)	—
Total realized gain (loss) on investments
and capital gains distributions	3,764	38	1,387	—
Net unrealized appreciation (depreciation)
of investments	63,432	301	40,704	—
Net increase (decrease) in net assets resulting from
operations	64,964	348	41,292	—
Changes from principal transactions:
Premiums	1,557	—	1,868	—
Death benefits	(2,526)	—	(2,646)	—
Surrenders and withdrawals	(24,407)	(175)	(18,013)	—
Contract charges	(1,938)	19	(1,486)	—
Transfers between Divisions
(including fixed account), net	41,429	2	45,458	—
Increase (decrease) in net assets derived from
principal transactions	14,115	(154)	25,181	—
Total increase (decrease) in net assets	79,079	194	66,473	—
Net assets at December 31, 2013	268,151	1,696	242,782	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	334	13	2,573	(490)
Total realized gain (loss) on investments
and capital gains distributions	33,541	92	58,450	15,885
Net unrealized appreciation (depreciation)
of investments	(14,387)	25	(39,068)	15,835
Net increase (decrease) in net assets resulting from
operations	19,488	130	21,955	31,230
Changes from principal transactions:
Premiums	1,442	—	211	474,485
Death benefits	(3,369)	—	(9,817)	—
Surrenders and withdrawals	(32,611)	(158)	(62,177)	—
Contract charges	(2,044)	—	(3,008)	—
Cost of insurance and administrative charges	(44)	—	(113)	—
Transfers between Divisions
(including fixed account), net	23,722	—	608,263	2
Increase (decrease) in net assets derived from
principal transactions	(12,904)	(158)	533,359	474,487
Total increase (decrease) in net assets	6,584	(28)	555,314	505,717
Net assets at December 31, 2014	$274,735	$1,668	$798,096	$505,717

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2013	$168,040	$4,775	$130,891	$8,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,456)	7	(723)	(77)
Total realized gain (loss) on investments
and capital gains distributions	23,920	304	(381)	1,684
Net unrealized appreciation (depreciation)
of investments	32,787	794	34,374	892
Net increase (decrease) in net assets resulting from
operations	54,251	1,105	33,270	2,499
Changes from principal transactions:
Premiums	2,622	—	1,299	101
Death benefits	(2,288)	(193)	(1,366)	(29)
Surrenders and withdrawals	(19,720)	(610)	(11,613)	(1,880)
Contract charges	(1,774)	(2)	(1,060)	(51)
Transfers between Divisions
(including fixed account), net	43,119	(146)	18,085	(603)
Increase (decrease) in net assets derived from
principal transactions	21,959	(951)	5,345	(2,462)
Total increase (decrease) in net assets	76,210	154	38,615	37
Net assets at December 31, 2013	244,250	4,929	169,506	8,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,161)	(1)	(1,142)	(84)
Total realized gain (loss) on investments
and capital gains distributions	38,641	323	8,081	1,426
Net unrealized appreciation (depreciation)
of investments	(10,725)	(266)	(5,937)	(545)
Net increase (decrease) in net assets resulting from
operations	25,755	56	1,002	797
Changes from principal transactions:
Premiums	198	—	444	91
Death benefits	(1,812)	(33)	(1,277)	(45)
Surrenders and withdrawals	(23,316)	(469)	(25,026)	(738)
Contract charges	(1,642)	(1)	(1,114)	(44)
Cost of insurance and administrative charges	(30)	(1)	(25)	(1)
Transfers between Divisions
(including fixed account), net	(45,622)	(259)	923	(421)
Increase (decrease) in net assets derived from
principal transactions	(72,224)	(763)	(26,075)	(1,158)
Total increase (decrease) in net assets	(46,469)	(707)	(25,073)	(361)
Net assets at December 31, 2014	$197,781	$4,222	$144,433	$8,177

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S
Net assets at January 1, 2013	$158,174	$609,649	$1,560	$505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,100)	(2,511)	19	2
Total realized gain (loss) on investments
and capital gains distributions	9,460	13,009	(36)	(22)
Net unrealized appreciation (depreciation)
of investments	52,362	92,520	203	122
Net increase (decrease) in net assets resulting from
operations	58,722	103,018	186	102
Changes from principal transactions:
Premiums	1,396	4,230	504	(31)
Death benefits	(1,839)	(6,779)	—	—
Surrenders and withdrawals	(14,508)	(42,823)	—	(8)
Contract charges	(1,448)	(4,752)	—	(1)
Transfers between Divisions
(including fixed account), net	57,847	5,234	—	(1)
Increase (decrease) in net assets derived from
principal transactions	41,448	(44,890)	504	(41)
Total increase (decrease) in net assets	100,170	58,128	690	61
Net assets at December 31, 2013	258,344	667,777	2,250	566

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,280)	2,852	35	4
Total realized gain (loss) on investments
and capital gains distributions	41,776	23,006	12	(2)
Net unrealized appreciation (depreciation)
of investments	(23,607)	(77,375)	77	27
Net increase (decrease) in net assets resulting from
operations	13,889	(51,517)	124	29
Changes from principal transactions:
Premiums	2,037	3,078	(207)	76
Death benefits	(2,354)	(7,284)	—	—
Surrenders and withdrawals	(26,655)	(69,227)	—	—
Contract charges	(1,930)	(4,588)	—	—
Cost of insurance and administrative charges	(34)	(121)	—	—
Transfers between Divisions
(including fixed account), net	1,790	10,476	—	(2)
Increase (decrease) in net assets derived from
principal transactions	(27,146)	(67,666)	(207)	74
Total increase (decrease) in net assets	(13,257)	(119,183)	(83)	103
Net assets at December 31, 2014	$245,087	$548,594	$2,167	$669

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2013	$1,042	$1,198,252	$65	$701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(10,986)	1	(5,109)
Total realized gain (loss) on investments
and capital gains distributions	(20)	38,674	14	49,218
Net unrealized appreciation (depreciation)
of investments	181	286,976	150	138,714
Net increase (decrease) in net assets resulting from
operations	170	314,664	165	182,823
Changes from principal transactions:
Premiums	—	7,763	3	617
Death benefits	—	(16,106)	—	(12,734)
Surrenders and withdrawals	(15)	(94,199)	(57)	(77,286)
Contract charges	(4)	(9,609)	—	(4,774)
Transfers between Divisions
(including fixed account), net	210	(50,917)	761	(19,438)
Increase (decrease) in net assets derived from
principal transactions	191	(163,068)	707	(113,615)
Total increase (decrease) in net assets	361	151,596	872	69,208
Net assets at December 31, 2013	1,403	1,349,848	937	770,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(3,465)	5	(735)
Total realized gain (loss) on investments
and capital gains distributions	58	212,055	125	141,416
Net unrealized appreciation (depreciation)
of investments	(4)	(105,058)	(55)	(80,321)
Net increase (decrease) in net assets resulting from
operations	68	103,532	75	60,360
Changes from principal transactions:
Premiums	—	6,337	2	61
Death benefits	—	(17,571)	(1)	(12,901)
Surrenders and withdrawals	(281)	(157,425)	(156)	(86,418)
Contract charges	(4)	(9,342)	—	(4,386)
Cost of insurance and administrative charges	—	(234)	—	(205)
Transfers between Divisions
(including fixed account), net	3	(24,332)	(5)	(19,944)
Increase (decrease) in net assets derived from
principal transactions	(282)	(202,567)	(160)	(123,793)
Total increase (decrease) in net assets	(214)	(99,035)	(85)	(63,433)
Net assets at December 31, 2014	$1,189	$1,250,813	$852	$706,996

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya GET U.S. Core Portfolio - Series 14	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S
Net assets at January 1, 2013	$23,800	$8,828	$2,261	$176,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	266	160	89	3,255
Total realized gain (loss) on investments
and capital gains distributions	(236)	839	219	7,830
Net unrealized appreciation (depreciation)
of investments	(475)	2,467	346	8,092
Net increase (decrease) in net assets resulting from
operations	(445)	3,466	654	19,177
Changes from principal transactions:
Premiums	1	143	(4,823)	1,701
Death benefits	(368)	(167)	(63)	(1,263)
Surrenders and withdrawals	(3,748)	(1,161)	(1,082)	(12,269)
Contract charges	(5)	(130)	(100)	(1,518)
Transfers between Divisions
(including fixed account), net	(15)	24,435	8,323	(6,690)
Increase (decrease) in net assets derived from
principal transactions	(4,135)	23,120	2,255	(20,039)
Total increase (decrease) in net assets	(4,580)	26,586	2,909	(862)
Net assets at December 31, 2013	19,220	35,414	5,170	175,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	471	412	96	2,052
Total realized gain (loss) on investments
and capital gains distributions	(1,540)	1,636	435	9,130
Net unrealized appreciation (depreciation)
of investments	886	(6,228)	(1,112)	(5,869)
Net increase (decrease) in net assets resulting from
operations	(183)	(4,180)	(581)	5,313
Changes from principal transactions:
Premiums	—	159	4,094	1,201
Death benefits	(15)	(171)	(138)	(1,685)
Surrenders and withdrawals	(2,928)	(2,301)	(1,324)	(12,771)
Contract charges	—	(228)	(94)	(1,473)
Cost of insurance and administrative charges	(9)	(3)	(2)	(28)
Transfers between Divisions
(including fixed account), net	(16,085)	(2,238)	(1,382)	(1,111)
Increase (decrease) in net assets derived from
principal transactions	(19,037)	(4,782)	1,154	(15,867)
Total increase (decrease) in net assets	(19,220)	(8,962)	573	(10,554)
Net assets at December 31, 2014	$—	$26,452	$5,743	$164,912

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2013	$52,710	$120,472	$108,177	$81,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,116	45	(876)	(860)
Total realized gain (loss) on investments
and capital gains distributions	(1,325)	1,926	1,667	1,453
Net unrealized appreciation (depreciation)
of investments	51	31,548	31,727	29,806
Net increase (decrease) in net assets resulting from
operations	(158)	33,519	32,518	30,399
Changes from principal transactions:
Premiums	251	132	176	127
Death benefits	(299)	(1,886)	(1,696)	(1,065)
Surrenders and withdrawals	(3,382)	(16,225)	(8,815)	(5,858)
Contract charges	(437)	(659)	(803)	(640)
Transfers between Divisions
(including fixed account), net	(9,304)	(4,604)	(5,268)	(5,018)
Increase (decrease) in net assets derived from
principal transactions	(13,171)	(23,242)	(16,406)	(12,454)
Total increase (decrease) in net assets	(13,329)	10,277	16,112	17,945
Net assets at December 31, 2013	39,381	130,749	124,289	99,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(356)	(1,322)	(1,175)
Total realized gain (loss) on investments
and capital gains distributions	1,556	6,042	8,844	3,845
Net unrealized appreciation (depreciation)
of investments	(1,602)	8,333	921	79
Net increase (decrease) in net assets resulting from
operations	138	14,019	8,443	2,749
Changes from principal transactions:
Premiums	122	2	71	39
Death benefits	(281)	(2,052)	(1,303)	(842)
Surrenders and withdrawals	(5,226)	(15,584)	(13,890)	(11,279)
Contract charges	(324)	(612)	(750)	(599)
Cost of insurance and administrative charges	(6)	(35)	(23)	(17)
Transfers between Divisions
(including fixed account), net	(277)	(2,936)	(3,977)	(2,487)
Increase (decrease) in net assets derived from
principal transactions	(5,992)	(21,217)	(19,872)	(15,185)
Total increase (decrease) in net assets	(5,854)	(7,198)	(11,429)	(12,436)
Net assets at December 31, 2014	$33,527	$123,551	$112,860	$86,929

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$—	$45,019	$4,664	$152,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	187	11	(827)
Total realized gain (loss) on investments
and capital gains distributions	—	2,639	777	16,310
Net unrealized appreciation (depreciation)
of investments	—	7,265	685	27,707
Net increase (decrease) in net assets resulting from
operations	—	10,091	1,473	43,190
Changes from principal transactions:
Premiums	—	339	4,966	841
Death benefits	—	(610)	(8)	(1,668)
Surrenders and withdrawals	—	(4,348)	(347)	(18,715)
Contract charges	—	(420)	(37)	(1,280)
Transfers between Divisions
(including fixed account), net	—	15,964	2,601	12,599
Increase (decrease) in net assets derived from
principal transactions	—	10,925	7,175	(8,223)
Total increase (decrease) in net assets	—	21,016	8,648	34,967
Net assets at December 31, 2013	—	66,035	13,312	187,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,240)	(614)	(97)	(1,458)
Total realized gain (loss) on investments
and capital gains distributions	2,326	3,500	282	24,144
Net unrealized appreciation (depreciation)
of investments	(41,739)	(6,566)	(1,203)	(2,031)
Net increase (decrease) in net assets resulting from
operations	(44,653)	(3,680)	(1,018)	20,655
Changes from principal transactions:
Premiums	4,282	31	(3,915)	2,148
Death benefits	(8,109)	(368)	(7)	(2,263)
Surrenders and withdrawals	(89,674)	(5,593)	(848)	(25,343)
Contract charges	(5,789)	(405)	(47)	(1,430)
Cost of insurance and administrative charges	(136)	(9)	(1)	(44)
Transfers between Divisions
(including fixed account), net	1,026,895	(11,196)	1,904	47,611
Increase (decrease) in net assets derived from
principal transactions	927,469	(17,540)	(2,914)	20,679
Total increase (decrease) in net assets	882,816	(21,220)	(3,932)	41,334
Net assets at December 31, 2014	$882,816	$44,815	$9,380	$229,161

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net assets at January 1, 2013	$330,009	$61,922	$246,554	$123,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,240)	(354)	(2,760)	(1,293)
Total realized gain (loss) on investments
and capital gains distributions	35,114	8,819	25,095	13,212
Net unrealized appreciation (depreciation)
of investments	62,921	11,365	55,301	31,278
Net increase (decrease) in net assets resulting from
operations	96,795	19,830	77,636	43,197
Changes from principal transactions:
Premiums	1,884	532	1,360	1,543
Death benefits	(9,166)	(826)	(5,511)	(1,244)
Surrenders and withdrawals	(38,596)	(6,460)	(25,934)	(12,321)
Contract charges	(1,977)	(581)	(1,532)	(1,219)
Transfers between Divisions
(including fixed account), net	18,507	11,357	2,619	36,304
Increase (decrease) in net assets derived from
principal transactions	(29,348)	4,022	(28,998)	23,063
Total increase (decrease) in net assets	67,447	23,852	48,638	66,260
Net assets at December 31, 2013	397,456	85,774	295,192	189,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,301)	(394)	(4,299)	(1,807)
Total realized gain (loss) on investments
and capital gains distributions	35,555	7,629	32,724	22,047
Net unrealized appreciation (depreciation)
of investments	7,558	2,847	(3,963)	(276)
Net increase (decrease) in net assets resulting from
operations	41,812	10,082	24,462	19,964
Changes from principal transactions:
Premiums	1,762	1,312	1,642	1,938
Death benefits	(8,333)	(595)	(5,439)	(1,086)
Surrenders and withdrawals	(47,359)	(9,945)	(34,970)	(21,197)
Contract charges	(2,042)	(694)	(1,527)	(1,569)
Cost of insurance and administrative charges	(109)	(14)	(80)	(25)
Transfers between Divisions
(including fixed account), net	51,692	29,983	(347)	38,653
Increase (decrease) in net assets derived from
principal transactions	(4,389)	20,047	(40,721)	16,714
Total increase (decrease) in net assets	37,423	30,129	(16,259)	36,678
Net assets at December 31, 2014	$434,879	$115,903	$278,933	$226,480

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S
Net assets at January 1, 2013	$151,300	$82,209	$6,905	$349,367

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,298)	(1,423)	91	(8,612)
Total realized gain (loss) on investments
and capital gains distributions	13,392	21,709	(563)	56,044
Net unrealized appreciation (depreciation)
of investments	47,208	9,336	1,729	77,217
Net increase (decrease) in net assets resulting from
operations	59,302	29,622	1,257	124,649
Changes from principal transactions:
Premiums	1,447	901	68	2,558
Death benefits	(1,567)	(1,177)	(26)	(7,495)
Surrenders and withdrawals	(15,946)	(8,651)	(652)	(49,810)
Contract charges	(1,531)	(793)	(33)	(3,260)
Transfers between Divisions
(including fixed account), net	60,633	459	(360)	144,422
Increase (decrease) in net assets derived from
principal transactions	43,036	(9,261)	(1,003)	86,415
Total increase (decrease) in net assets	102,338	20,361	254	211,064
Net assets at December 31, 2013	253,638	102,570	7,159	560,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,045)	(1,481)	129	(7,040)
Total realized gain (loss) on investments
and capital gains distributions	33,030	14,071	(267)	124,580
Net unrealized appreciation (depreciation)
of investments	(26,372)	(8,755)	(245)	(86,453)
Net increase (decrease) in net assets resulting from
operations	4,613	3,835	(383)	31,087
Changes from principal transactions:
Premiums	1,746	983	—	2,423
Death benefits	(1,889)	(724)	(8)	(8,728)
Surrenders and withdrawals	(27,117)	(10,996)	(626)	(63,128)
Contract charges	(1,677)	(714)	(32)	(3,173)
Cost of insurance and administrative charges	(33)	(13)	(1)	(149)
Transfers between Divisions
(including fixed account), net	(23,511)	(538)	(25)	(28,815)
Increase (decrease) in net assets derived from
principal transactions	(52,481)	(12,002)	(692)	(101,570)
Total increase (decrease) in net assets	(47,868)	(8,167)	(1,075)	(70,483)
Net assets at December 31, 2014	$205,770	$94,403	$6,084	$489,948

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Net assets at January 1, 2013	58,278	1,122	1,443	747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	(22)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	8,247	146	18	1
Net unrealized appreciation (depreciation)
of investments	12,438	270	227	193
Net increase (decrease) in net assets resulting from
operations	19,609	394	243	187
Changes from principal transactions:
Premiums	118	(62)	—	(164)
Death benefits	(643)	(38)	—	—
Surrenders and withdrawals	(7,670)	(12)	(113)	(3)
Contract charges	(448)	(2)	(11)	(1)
Transfers between Divisions
(including fixed account), net	(1,605)	(1)	(2)	—
Increase (decrease) in net assets derived from
principal transactions	(10,248)	(115)	(126)	(168)
Total increase (decrease) in net assets	9,361	279	117	19
Net assets at December 31, 2013	67,639	1,401	1,560	766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,021)	(24)	(5)	(9)
Total realized gain (loss) on investments
and capital gains distributions	10,107	355	107	11
Net unrealized appreciation (depreciation)
of investments	(7,289)	(310)	118	56
Net increase (decrease) in net assets resulting from
operations	1,797	21	220	58
Changes from principal transactions:
Premiums	73	(290)	—	(130)
Death benefits	(501)	—	—	—
Surrenders and withdrawals	(10,261)	—	(392)	—
Contract charges	(392)	—	(11)	—
Cost of insurance and administrative charges	(18)	—	—	—
Transfers between Divisions
(including fixed account), net	(1,977)	(1)	(4)	(1)
Increase (decrease) in net assets derived from
principal transactions	(13,076)	(291)	(407)	(131)
Total increase (decrease) in net assets	(11,279)	(270)	(187)	(73)
Net assets at December 31, 2014	56,360	1,131	1,373	693

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Wells Fargo Advantage VT Total Return Bond Fund
Net assets at January 1, 2013	$233	$712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	24	28
Net unrealized appreciation (depreciation)
of investments	86	(52)
Net increase (decrease) in net assets resulting from
operations	105	(27)
Changes from principal transactions:
Premiums	—	—
Death benefits	—	(25)
Surrenders and withdrawals	(6)	(58)
Contract charges	(2)	(5)
Transfers between Divisions
(including fixed account), net	(15)	36
Increase (decrease) in net assets derived from
principal transactions	(23)	(52)
Total increase (decrease) in net assets	82	(79)
Net assets at December 31, 2013	315	633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2)
Total realized gain (loss) on investments
and capital gains distributions	52	7
Net unrealized appreciation (depreciation)
of investments	(66)	17
Net increase (decrease) in net assets resulting from
operations	(19)	22
Changes from principal transactions:
Premiums	—	—
Death benefits	—	—
Surrenders and withdrawals	(69)	(114)
Contract charges	(1)	(4)
Cost of insurance and administrative charges	—	—
Transfers between Divisions
(including fixed account), net	3	4
Increase (decrease) in net assets derived from
principal transactions	(67)	(114)
Total increase (decrease) in net assets	(86)	(92)
Net assets at December 31, 2014	$229	$541
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization
Voya Insurance and Annuity Company Separate Account B (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”), which changed its name from ING USA Annuity and Life Insurance Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014, Offering”). Also on March 25, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering (the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account includes Voya Architect Contracts, Voya GoldenSelect Contracts, Voya Retirement Solutions Rollover Choice Contracts and Voya SmartDesign Contracts (collectively, the “Contracts”), that ceased being available to new contract owners. These Contracts were, however, still available to existing contract owners. Voya GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ES II and Landmark. Voya SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
   Access One (September 2003)
   DVA and DVA Series 100 (May 2000)
   DVA 80 (May 1991)
   DVA Plus (January 2004)
   Generations (October 2008)
   Granite PrimElite (May 2001)
   Opportunities and Legends (March 2007)
   Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
   Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
   Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

At December 31, 2014, the Account had 117 investment divisions (the “Divisions”), 21 of which invest in independently managed mutual funds and 96 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds, excluding the “ING” branded Funds listed in the closed Divisions table, were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with assets balances at December 31, 2014 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A Shares
Columbia Small Cap Value Fund, Variable Series - Class B Shares
Columbia Small Company Growth Fund, Variable Series - Class A Shares
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S

Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya Global Resources Portfolio - Adviser Class
Voya Global Resources Portfolio - Service Class
Voya Global Resources Portfolio - Service 2 Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Service Class
Voya Liquid Assets Portfolio - Service 2 Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® DFA World Equity Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Income Portfolio - Service 2 Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service 2 Class
Voya Mutual Funds:
Voya Diversified International Fund - Class R
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class

Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Value Advantage Portfolio - Class S
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya International Value Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class S
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
Wells Fargo Advantage VT Total Return Bond Fund

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2014. The following is a summary of current and former names for those Trusts and Divisions excluding any name changes associated with rebranding from the “ING” brand to new Voya brand:

Current Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Voya Investors Trust:
ING Total Return Bond Portfolio - Service Class
ING Total Return Bond Portfolio - Service 2 Class
Voya High Yield Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
ING PIMCO Total Return Bond Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
ING American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Bond Portfolio
ING Total Return Bond Portfolio - Service Class
ING Total Return Bond Portfolio - Service 2 Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® Marsico Growth Portfolio - Service Class
VY® Marsico Growth Portfolio - Service 2 Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Total Return Portfolio - Service 2 Class
VY® MFS Utilities Portfolio - Service Class
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.  These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the Voya GET U.S. Core Portfolio Funds. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to the Voya Investors Trust and Voya Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Mutual Funds, Voya Strategic Allocation Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.05% to 0.80% of the average net assets of each respective Fund.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$8	$4,723
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares	133,336	134,265
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A Shares	15	13
Columbia Small Cap Value Fund, Variable Series - Class B Shares	17,658	28,988
Columbia Small Company Growth Fund, Variable Series - Class A Shares	1	2
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	16
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	6,243	32,283
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,418	1,852
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	8	9
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	6	2
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	598	474
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	634	2,316
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	723	2,079
ProFunds:
ProFund VP Bull	274	3,243
ProFund VP Europe 30	128	1,643
ProFund VP Rising Rates Opportunity	635	857
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	138	962
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	2,723,646	521,861
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	198,404	507,475
ING American Funds Global Growth and Income Portfolio	3,815	25,589
ING American Funds International Growth and Income Portfolio	2,184	19,372
ING American Funds International Portfolio	24,090	1,053,407
ING American Funds World Allocation Portfolio	36,935	195,760
ING Bond Portfolio	18,622	397,570
ING Total Return Bond Portfolio - Service Class	135,103	2,235,488
ING Total Return Bond Portfolio - Service 2 Class	2,961	53,335
Voya Global Perspectives Portfolio - Class A	196,505	33,376
Voya Global Resources Portfolio - Adviser Class	41,043	25,304
Voya Global Resources Portfolio - Service Class	14,881	76,624
Voya Global Resources Portfolio - Service 2 Class	590	4,265

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
Voya High Yield Portfolio - Service Class	$84,080	$144,853
Voya Large Cap Growth Portfolio - Adviser Class	165,429	371,230
Voya Large Cap Growth Portfolio - Institutional Class	82	1
Voya Large Cap Growth Portfolio - Service Class	1,070,573	331,287
Voya Large Cap Growth Portfolio - Service 2 Class	18,210	1,954
Voya Large Cap Value Portfolio - Service Class	557,911	168,522
Voya Limited Maturity Bond Portfolio - Service Class	642	9,443
Voya Liquid Assets Portfolio - Service Class	149,298	276,074
Voya Liquid Assets Portfolio - Service 2 Class	8,081	12,070
Voya Multi-Manager Large Cap Core Portfolio - Service Class	20,977	12,794
Voya Retirement Conservative Portfolio - Adviser Class	59,523	112,909
Voya Retirement Growth Portfolio - Adviser Class	73,319	649,967
Voya Retirement Moderate Growth Portfolio - Adviser Class	48,487	412,021
Voya Retirement Moderate Portfolio - Adviser Class	54,783	250,771
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	163,533	392,501
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	33,037	92,953
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	16	89
VY® BlackRock Large Cap Growth Portfolio - Service Class	50,918	193,735
VY® Clarion Global Real Estate Portfolio - Service Class	2,227	20,695
VY® Clarion Global Real Estate Portfolio - Service 2 Class	23	465
VY® Clarion Real Estate Portfolio - Service Class	3,588	63,119
VY® Clarion Real Estate Portfolio - Service 2 Class	281	4,443
VY® DFA World Equity Portfolio - Service Class	14,436	23,258
VY® FMR Diversified Mid Cap Portfolio - Service Class	111,976	110,808
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	5,891	6,397
VY® Franklin Income Portfolio - Service Class	65,976	73,223
VY® Franklin Income Portfolio - Service 2 Class	2,290	1,946
VY® Franklin Mutual Shares Portfolio - Service Class	14,199	31,537
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	38,277	100,412
VY® Invesco Growth and Income Portfolio - Service Class	45,605	85,645
VY® Invesco Growth and Income Portfolio - Service 2 Class	3,648	9,571
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	87,768	111,281
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	2,337	4,445
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	48,032	91,031
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	3,102	7,126
VY® Marsico Growth Portfolio - Service Class	142,557	507,615
VY® Marsico Growth Portfolio - Service 2 Class	5,789	19,462
VY® MFS Total Return Portfolio - Service Class	101,995	680,619
VY® MFS Total Return Portfolio - Service 2 Class	5,112	32,952
VY® MFS Utilities Portfolio - Service Class	169,395	552,298
VY® Morgan Stanley Global Franchise Portfolio - Service Class	46,357	76,779
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	6,211	11,491
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	303,476	349,704
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	8,386	12,966
VY® T. Rowe Price Equity Income Portfolio - Service Class	71,048	132,347
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	2,671	4,303
VY® T. Rowe Price International Stock Portfolio - Service Class	38,877	20,079
VY® Templeton Global Growth Portfolio - Service Class	16,357	53,124

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Service 2 Class	$756	$1,582
Voya Mutual Funds:
Voya Diversified International Fund - Class R	3	26
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	90	763
Voya Global Bond Portfolio - Service Class	389	1,519
Voya Solution 2015 Portfolio - Service Class	945	3,009
Voya Solution 2025 Portfolio - Service Class	1,686	736
Voya Solution 2035 Portfolio - Service Class	1,040	794
Voya Solution 2045 Portfolio - Service Class	149	367
Voya Solution Income Portfolio - Service Class	524	1,031
VY® American Century Small-Mid Cap Value Portfolio - Service Class	709	363
VY® Baron Growth Portfolio - Service Class	18,899	111,513
VY® Columbia Contrarian Core Portfolio - Service Class	65,888	59,684
VY® Columbia Small Cap Value II Portfolio - Service Class	841	22,089
VY® Invesco Comstock Portfolio - Service Class	56,264	68,833
VY® Invesco Equity and Income Portfolio - Initial Class	70	171
VY® Invesco Equity and Income Portfolio - Service Class	663,333	104,968
VY® Invesco Equity and Income Portfolio - Service 2 Class	560,424	72,603
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14,368	76,216
VY® Oppenheimer Global Portfolio - Initial Class	118	823
VY® Oppenheimer Global Portfolio - Service Class	9,594	34,641
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	799	1,477
VY® T. Rowe Price Growth Equity Portfolio - Service Class	61,334	76,021
VY® Templeton Foreign Equity Portfolio - Service Class	45,903	110,717
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	419	591
Voya Strategic Allocation Growth Portfolio - Class S	98	19
Voya Strategic Allocation Moderate Portfolio - Class S	118	387
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	160,582	227,861
Voya Growth and Income Portfolio - Class I	110	172
Voya Growth and Income Portfolio - Class S	90,358	136,696
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14	640	19,206
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	15,449	19,819
Voya FTSE 100® Index Portfolio - Class A	3,663	1,965
Voya Global Value Advantage Portfolio - Class S	12,251	26,066
Voya Hang Seng Index Portfolio - Class S	13,373	19,181
Voya Index Plus LargeCap Portfolio - Class S	2,101	23,674
Voya Index Plus MidCap Portfolio - Class S	5,775	21,899
Voya Index Plus SmallCap Portfolio - Class S	1,013	17,374
Voya International Index Portfolio - Class A	1,068,131	145,902
Voya International Index Portfolio - Class S	3,716	21,870
Voya Japan TOPIX® Index Portfolio - Class A	8,335	10,501
Voya Russell™ Large Cap Growth Index Portfolio - Class S	80,468	61,247
Voya Russell™ Large Cap Index Portfolio - Class S	67,644	73,334
Voya Russell™ Large Cap Value Index Portfolio - Class S	43,569	22,361

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	$15,245	$60,265
Voya Russell™ Mid Cap Index Portfolio - Class S	80,474	59,129
Voya Russell™ Small Cap Index Portfolio - Class S	43,458	84,718
Voya Small Company Portfolio - Class S	19,708	22,606
Voya U.S. Bond Index Portfolio - Class S	90,442	54,467
Voya Variable Products Trust:
Voya International Value Portfolio - Class S	479	1,043
Voya MidCap Opportunities Portfolio - Class S	81,468	113,343
Voya SmallCap Opportunities Portfolio - Class S	5,657	14,454
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	242	323
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	22	434
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	5	145
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	27	78
Wells Fargo Advantage VT Total Return Bond Fund	13	129

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding for the years ended December 31, 2014 and 2013 are shown in the following table.

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	6,155	321,439	(315,284)	108,471	398,420	(289,949)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares	8,224,669	16,150,765	(7,926,096)	20,956,025	22,103,381	(1,147,356)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A Shares	6	402	(396)	260	3,486	(3,226)
Columbia Small Cap Value Fund, Variable Series - Class B Shares	90,778	1,034,614	(943,836)	888,950	1,695,603	(806,653)
Columbia Small Company Growth Fund, Variable Series - Class A Shares	—	39	(39)	1,213	686	527
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	1,038	(1,038)	1	4,871	(4,870)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	97,784	1,916,525	(1,818,741)	1,453,570	3,310,753	(1,857,183)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	19,034	64,028	(44,994)	27,286	95,616	(68,330)
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	—	537	(537)	10	586	(576)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	13	12	1	22	17	5
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	9,895	15,076	(5,181)	18,004	14,858	3,146
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	52,902	175,527	(122,625)	50,678	416,872	(366,194)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	18,693	90,780	(72,087)	25,060	133,821	(108,761)
ProFunds:
ProFund VP Bull	18,822	271,740	(252,918)	2,462,232	2,627,593	(165,361)
ProFund VP Europe 30	8,740	142,012	(133,272)	1,232,927	1,372,224	(139,297)
ProFund VP Rising Rates Opportunity	337,661	370,221	(32,560)	4,225,533	4,405,654	(180,121)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	5,276	59,730	(54,454)	13,877	66,455	(52,578)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	205,632,451	54,296,049	151,336,402	27,221,617	31,168,764	(3,947,147)
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	—	38,854,627	(38,854,627)	9,924,681	7,453,978	2,470,703
ING American Funds Global Growth and Income Portfolio	—	2,041,047	(2,041,047)	1,607,009	950,663	656,346
ING American Funds International Growth and Income Portfolio	—	1,681,616	(1,681,616)	1,279,880	701,770	578,110
ING American Funds International Portfolio	—	55,332,268	(55,332,268)	7,398,728	12,668,430	(5,269,702)
ING American Funds World Allocation Portfolio	—	12,604,885	(12,604,885)	1,933,640	2,904,399	(970,759)
ING Bond Portfolio	—	35,805,133	(35,805,133)	11,122,462	15,659,190	(4,536,728)
ING Total Return Bond Portfolio - Service Class	—	122,369,814	(122,369,814)	40,970,087	76,926,920	(35,956,833)
ING Total Return Bond Portfolio - Service 2 Class	—	3,560,308	(3,560,308)	882,174	1,573,054	(690,880)
Voya Global Perspectives Portfolio - Class A	20,690,783	4,637,454	16,053,329	2,644,266	304,514	2,339,752
Voya Global Resources Portfolio - Adviser Class	6,351,450	4,843,839	1,507,611	4,170,253	4,785,162	(614,909)
Voya Global Resources Portfolio - Service Class	523,748	2,040,874	(1,517,126)	2,043,323	4,193,713	(2,150,390)
Voya Global Resources Portfolio - Service 2 Class	21,898	148,428	(126,530)	69,500	216,649	(147,149)
Voya High Yield Portfolio - Service Class	6,887,773	11,431,763	(4,543,990)	14,385,054	18,994,786	(4,609,732)
Voya Large Cap Growth Portfolio - Adviser Class	7,290,886	31,177,955	(23,887,069)	12,685,554	33,663,707	(20,978,153)
Voya Large Cap Growth Portfolio - Institutional Class	8,199	58	8,141	—	—	—
Voya Large Cap Growth Portfolio - Service Class	47,543,829	14,966,167	32,577,662	42,191,806	8,451,709	33,740,097
Voya Large Cap Growth Portfolio - Service 2 Class	872,281	87,448	784,833	1,146	4,980	(3,834)
Voya Large Cap Value Portfolio - Service Class	37,839,059	13,426,385	24,412,674	39,917,278	6,594,045	33,323,233
Voya Limited Maturity Bond Portfolio - Service Class	59,492	452,134	(392,642)	1,946,085	2,474,171	(528,086)
Voya Liquid Assets Portfolio - Service Class	34,130,732	42,481,038	(8,350,306)	87,970,851	97,482,923	(9,512,072)
Voya Liquid Assets Portfolio - Service 2 Class	968,025	1,366,964	(398,939)	2,674,163	3,030,695	(356,532)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	1,385,295	1,128,285	257,010	1,673,076	1,964,689	(291,613)
Voya Retirement Conservative Portfolio - Adviser Class	8,160,027	15,620,720	(7,460,693)	19,464,606	30,484,142	(11,019,536)
Voya Retirement Growth Portfolio - Adviser Class	8,400,115	51,654,801	(43,254,686)	17,024,825	46,877,846	(29,853,021)
Voya Retirement Moderate Growth Portfolio - Adviser Class	7,635,583	34,931,925	(27,296,342)	19,105,209	37,160,224	(18,055,015)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Retirement Moderate Portfolio - Adviser Class	6,303,968	23,097,104	(16,793,136)	14,208,751	26,897,446	(12,688,695)
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	17,270,017	(17,270,017)	8,766,148	6,387,551	2,378,597
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	5,896,052	11,019,027	(5,122,975)	10,589,859	29,980,362	(19,390,503)
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	6,597	(6,597)	—	575	(575)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	10,667,858	(10,667,858)	3,721,159	5,310,881	(1,589,722)
VY® Clarion Global Real Estate Portfolio - Service Class	216,124	1,550,019	(1,333,895)	1,554,359	2,696,195	(1,141,836)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	638	32,832	(32,194)	22,795	40,493	(17,698)
VY® Clarion Real Estate Portfolio - Service Class	29,093	836,605	(807,512)	892,339	1,425,188	(532,849)
VY® Clarion Real Estate Portfolio - Service 2 Class	4,723	143,887	(139,164)	88,190	152,505	(64,315)
VY® DFA World Equity Portfolio - Service Class	2,116,962	2,899,551	(782,589)	2,818,109	4,205,300	(1,387,191)
VY® FMR Diversified Mid Cap Portfolio - Service Class	1,654,180	5,835,827	(4,181,647)	5,250,899	10,239,736	(4,988,837)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	25,583	231,070	(205,487)	124,868	297,242	(172,374)
VY® Franklin Income Portfolio - Service Class	8,554,305	9,843,487	(1,289,182)	11,666,796	13,154,426	(1,487,630)
VY® Franklin Income Portfolio - Service 2 Class	143,323	133,736	9,587	175,138	246,648	(71,510)
VY® Franklin Mutual Shares Portfolio - Service Class	2,013,375	3,155,170	(1,141,795)	2,811,676	4,192,718	(1,381,042)
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	6,086,614	11,853,383	(5,766,769)	9,814,926	11,413,988	(1,599,062)
VY® Invesco Growth and Income Portfolio - Service Class	1,050,668	2,735,832	(1,685,164)	3,976,758	4,778,673	(801,915)
VY® Invesco Growth and Income Portfolio - Service 2 Class	32,798	436,022	(403,224)	176,125	615,964	(439,839)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,020,472	7,339,060	(3,318,588)	8,138,332	9,520,810	(1,382,478)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	9,320	140,522	(131,202)	115,276	190,351	(75,075)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	2,646,318	5,432,206	(2,785,888)	7,594,153	5,979,366	1,614,787
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	8,997	248,187	(239,190)	74,403	335,412	(261,009)
VY® Marsico Growth Portfolio - Service Class	—	21,521,362	(21,521,362)	7,043,260	9,786,052	(2,742,792)
VY® Marsico Growth Portfolio - Service 2 Class	—	936,562	(936,562)	44,510	232,738	(188,228)
VY® MFS Total Return Portfolio - Service Class	—	21,493,544	(21,493,544)	3,798,744	5,996,629	(2,197,885)
VY® MFS Total Return Portfolio - Service 2 Class	—	1,961,742	(1,961,742)	204,988	509,588	(304,600)
VY® MFS Utilities Portfolio - Service Class	—	21,110,536	(21,110,536)	4,704,451	8,131,013	(3,426,562)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	1,835,351	4,165,701	(2,330,350)	3,431,078	5,114,292	(1,683,214)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	55,674	439,594	(383,920)	156,028	491,307	(335,279)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,849,694	10,637,387	(4,787,693)	13,043,820	14,965,013	(1,921,193)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	85,020	526,563	(441,543)	247,512	748,332	(500,820)
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,783,023	4,459,082	(2,676,059)	6,498,643	8,415,046	(1,916,403)
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	36,910	208,804	(171,894)	98,856	316,507	(217,651)
VY® T. Rowe Price International Stock Portfolio - Service Class	3,246,334	1,956,972	1,289,362	2,394,315	3,482,765	(1,088,450)
VY® Templeton Global Growth Portfolio - Service Class	1,367,982	2,668,958	(1,300,976)	2,677,867	3,471,401	(793,534)
VY® Templeton Global Growth Portfolio - Service 2 Class	40,795	72,237	(31,442)	54,689	54,697	(8)
Voya Mutual Funds:
Voya Diversified International Fund - Class R	—	2,469	(2,469)	—	301	(301)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	2,136	48,125	(45,989)	12,011	57,885	(45,874)
Voya Global Bond Portfolio - Service Class	27,825	105,079	(77,254)	46,198	152,570	(106,372)
Voya Solution 2015 Portfolio - Service Class	37,503	206,790	(169,287)	37,910	163,170	(125,260)
Voya Solution 2025 Portfolio - Service Class	31,632	38,569	(6,937)	58,750	149,908	(91,158)
Voya Solution 2035 Portfolio - Service Class	4,875	46,366	(41,491)	13,696	116,099	(102,403)
Voya Solution 2045 Portfolio - Service Class	578	22,404	(21,826)	2,164	21,221	(19,057)
Voya Solution Income Portfolio - Service Class	34,008	77,668	(43,660)	58,287	58,324	(37)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	16,509	15,703	806	7,984	22,569	(14,585)
VY® Baron Growth Portfolio - Service Class	2,928,042	7,662,806	(4,734,764)	10,567,431	9,125,223	1,442,208
VY® Columbia Contrarian Core Portfolio - Service Class	3,603,719	5,524,090	(1,920,371)	3,873,744	6,096,031	(2,222,287)
VY® Columbia Small Cap Value II Portfolio - Service Class	176,632	1,477,660	(1,301,028)	1,602,056	3,333,203	(1,731,147)
VY® Invesco Comstock Portfolio - Service Class	4,936,117	5,567,383	(631,266)	7,034,020	6,015,379	1,018,641
VY® Invesco Equity and Income Portfolio - Initial Class	41	8,831	(8,790)	49	10,813	(10,764)
VY® Invesco Equity and Income Portfolio - Service Class	38,017,936	6,236,759	31,781,177	5,082,080	3,376,992	1,705,088
VY® Invesco Equity and Income Portfolio - Service 2 Class	55,353,972	8,972,837	46,381,135	—	—	—
VY® JPMorgan Mid Cap Value Portfolio - Service Class	296,617	3,958,460	(3,661,843)	8,569,667	7,106,692	1,462,975
VY® Oppenheimer Global Portfolio - Initial Class	581	40,914	(40,333)	12,229	68,960	(56,731)
VY® Oppenheimer Global Portfolio - Service Class	1,432,705	2,765,984	(1,333,279)	3,356,627	3,014,114	342,513
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	10,973	56,547	(45,574)	13,340	125,341	(112,001)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	6,366,895	8,360,312	(1,993,417)	11,691,590	8,701,388	2,990,202
VY® Templeton Foreign Equity Portfolio - Service Class	5,579,109	11,189,516	(5,610,407)	1,157,249	5,356,224	(4,198,975)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	22,389	33,161	(10,772)	31,747	2,314	29,433
Voya Strategic Allocation Growth Portfolio - Class S	4,830	1,354	3,476	1,954	4,034	(2,080)
Voya Strategic Allocation Moderate Portfolio - Class S	5,923	20,379	(14,456)	14,666	3,855	10,811
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	4,412,583	18,512,461	(14,099,878)	6,556,895	19,776,986	(13,220,091)
Voya Growth and Income Portfolio - Class I	167	13,342	(13,175)	80,977	9,089	71,888
Voya Growth and Income Portfolio - Class S	298,308	9,858,505	(9,560,197)	4,730,694	15,126,919	(10,396,225)
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14	—	1,858,109	(1,858,109)	80,671	475,298	(394,627)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	1,954,837	2,502,692	(547,855)	4,893,818	2,538,862	2,354,956
Voya FTSE 100® Index Portfolio - Class A	281,094	201,716	79,378	1,826,226	1,640,696	185,530
Voya Global Value Advantage Portfolio - Class S	1,420,324	3,028,070	(1,607,746)	2,643,081	4,882,369	(2,239,288)
Voya Hang Seng Index Portfolio - Class S	1,157,539	1,607,146	(449,607)	2,391,417	3,412,805	(1,021,388)
Voya Index Plus LargeCap Portfolio - Class S	53,825	1,484,628	(1,430,803)	1,116,940	2,979,221	(1,862,281)
Voya Index Plus MidCap Portfolio - Class S	44,860	1,017,963	(973,103)	882,146	1,811,340	(929,194)
Voya Index Plus SmallCap Portfolio - Class S	72,677	875,237	(802,560)	756,528	1,520,313	(763,785)
Voya International Index Portfolio - Class A	108,064,647	16,769,829	91,294,818	—	—	—
Voya International Index Portfolio - Class S	559,715	2,372,143	(1,812,428)	5,062,447	3,734,297	1,328,150
Voya Japan TOPIX® Index Portfolio - Class A	785,867	1,053,190	(267,323)	2,469,743	1,841,114	628,629
Voya Russell™ Large Cap Growth Index Portfolio - Class S	5,137,440	4,208,857	928,583	3,570,589	4,048,307	(477,718)
Voya Russell™ Large Cap Index Portfolio - Class S	8,117,087	8,401,156	(284,069)	9,968,388	12,243,945	(2,275,557)
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,764,851	1,772,857	991,994	3,650,290	3,354,797	295,493
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,774,360	3,481,944	(1,707,584)	2,894,640	4,262,777	(1,368,137)
Voya Russell™ Mid Cap Index Portfolio - Class S	7,309,090	6,288,038	1,021,052	7,928,340	6,087,436	1,840,904
Voya Russell™ Small Cap Index Portfolio - Class S	4,384,270	7,823,594	(3,439,324)	12,334,282	9,252,271	3,082,011
Voya Small Company Portfolio - Class S	1,115,108	1,874,486	(759,378)	4,658,228	5,159,401	(501,173)
Voya U.S. Bond Index Portfolio - Class S	11,753,656	8,630,784	3,122,872	7,551,156	11,778,600	(4,227,444)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya International Value Portfolio - Class S	16,241	53,385	(37,144)	16,046	76,277	(60,231)
Voya MidCap Opportunities Portfolio - Class S	1,454,747	7,586,305	(6,131,558)	17,715,140	11,218,264	6,496,876
Voya SmallCap Opportunities Portfolio - Class S	61,060	969,356	(908,296)	478,444	1,310,712	(832,268)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	239	15,599	(15,360)	1,853	9,209	(7,356)
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	—	23,180	(23,180)	—	8,375	(8,375)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	1	7,658	(7,657)	16,046	28,110	(12,064)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	219	3,207	(2,988)	12	1,071	(1,059)
Wells Fargo Advantage VT Total Return Bond Fund	385	8,560	(8,175)	4,259	7,946	(3,687)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2014		1,083	$14.30	to	$14.85	$15,741	0.04%	0.95%	to	2.35%	5.93%	to	7.38%
2013		1,398	$13.50	to	$13.83	$19,078	0.42%	0.95%	to	2.35%	36.78%	to	38.86%
2012	04/27/2012	1,688	$9.87	to	$9.96	$16,725	(c)	0.95%	to	2.35%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Global Allocation V.I. Fund - Class III Shares
2014		85,829	$11.29	to	$12.42	$1,011,854	2.16%	0.95%	to	2.35%	-0.44%	to	0.98%
2013		93,742	$11.34	to	$12.30	$1,103,143	1.07%	0.95%	to	2.35%	11.72%	to	13.30%
2012		94,889	$10.15	to	$10.86	$993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011		111,786	$9.45	to	$9.97	$1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010		112,825	$9.97	to	$10.44	$1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
Columbia Asset Allocation Fund, Variable Series - Class A Shares
2014		16	$20.57	to	$21.57	$333	2.47%	1.40%	to	1.80%	8.09%	to	8.50%
2013		16	$19.03	to	$19.88	$315	2.50%	1.40%	to	1.80%	16.04%	to	16.53%
2012		19	$16.40	to	$17.06	$325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011		18	$14.78	to	$15.31	$279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010		20	$15.18	to	$15.66	$303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
Columbia Small Cap Value Fund, Variable Series - Class B Shares
2014		4,560	$16.29	to	$29.73	$123,452	0.46%	0.95%	to	2.35%	0.68%	to	2.10%
2013		5,503	$16.18	to	$29.22	$147,852	1.00%	0.95%	to	2.35%	30.91%	to	32.79%
2012		6,310	$12.36	to	$22.07	$128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011		7,095	$11.38	to	$20.09	$132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010		8,008	$12.42	to	$21.68	$162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class A Shares
2014		1		$25.35		$29	-		1.40%			-5.97%
2013		1		$26.96		$32	(f)		1.40%			(f)
2012		1		$19.18		$13	-		1.55%			10.29%
2011		1		$17.39		$11	-		1.55%			-7.01%
2010		1	$18.70	to	$18.85	$18	-	1.45%	to	1.55%	26.35%	to	26.51%
Columbia VP Large Cap Growth Fund - Class 1
2014		33	$11.03	to	$11.22	$366	-	1.45%	to	1.90%	11.98%	to	12.54%
2013		34	$9.85	to	$9.99	$336	-	1.40%	to	1.90%	27.92%	to	28.74%
2012		39	$7.70	to	$7.76	$299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	04/29/2011	41	$6.52	to	$6.55	$271	(b)	1.40%	to	1.90%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2014		9,198	$13.68	to	$20.90	$152,112	2.47%	0.75%	to	2.35%	5.91%	to	7.66%
2013		11,017	$12.76	to	$19.46	$170,991	2.24%	0.75%	to	2.35%	24.82%	to	26.90%
2012		12,874	$10.10	to	$15.37	$159,095	2.88%	0.75%	to	2.35%	14.35%	to	16.13%
2011		14,627	$8.73	to	$13.27	$157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010		16,702	$8.77	to	$13.31	$181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
Franklin Small Cap Value VIP Fund - Class 2
2014		403	$27.59	to	$29.06	$11,568	0.61%	0.75%	to	1.35%	-0.78%	to	-0.17%
2013		448	$27.73	to	$29.18	$12,932	1.34%	0.75%	to	1.35%	34.40%	to	35.19%
2012		516	$20.58	to	$21.64	$11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011		646	$17.58	to	$18.46	$11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010		748	$18.47	to	$19.38	$14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
ClearBridge Variable Large Cap Value Portfolio - Class I
2014		6	$13.98	to	$14.14	$90	2.25%	1.25%	to	1.40%	10.17%	to	10.30%
2013		7	$12.69	to	$12.82	$88	1.24%	1.25%	to	1.40%	30.56%	to	30.68%
2012		8	$9.72	to	$9.81	$73	2.70%	1.25%	to	1.40%	14.76%	to	15.01%
2011		9	$8.47	to	$8.53	$75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010		10	$8.18	to	$8.23	$78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Western Asset Variable High Income Portfolio
2014		3		$26.29		$69	7.19%		1.40%			-1.72%
2013		3		$26.75		$70	7.41%		1.40%			7.69%
2012		3		$24.84		$65	7.35%		1.40%			16.18%
2011		3		$21.38		$71	8.39%		1.40%			0.99%
2010		3	$21.17	to	$21.68	$72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
2014		67	$31.85	to	$33.78	$2,206	0.60%	0.75%	to	1.35%	10.13%	to	10.83%
2013		72	$28.92	to	$30.48	$2,150	0.66%	0.75%	to	1.35%	38.71%	to	39.56%
2012		69	$20.85	to	$21.84	$1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011		78	$17.96	to	$18.70	$1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010		97	$18.65	to	$19.30	$1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
PIMCO Real Return Portfolio - Administrative Class
2014		497	$13.34	to	$14.15	$6,846	1.46%	0.75%	to	1.35%	1.68%	to	2.31%
2013		619	$13.12	to	$13.83	$8,362	1.32%	0.75%	to	1.35%	-10.44%	to	-9.90%
2012		986	$14.65	to	$15.35	$14,814	1.06%	0.75%	to	1.35%	7.33%	to	7.95%
2011		929	$13.65	to	$14.22	$12,983	4.88%	0.75%	to	1.35%	10.17%	to	10.83%
2010		985	$12.39	to	$12.83	$12,463	1.47%	0.75%	to	1.35%	6.63%	to	7.27%
Pioneer Equity Income VCT Portfolio - Class II
2014		620	$21.19	to	$24.37	$14,829	2.64%	0.75%	to	1.35%	11.22%	to	11.90%
2013		692	$19.00	to	$21.83	$14,814	2.37%	0.75%	to	1.35%	27.13%	to	27.85%
2012		801	$14.91	to	$17.11	$13,428	3.72%	0.75%	to	1.35%	8.45%	to	9.15%
2011		955	$13.71	to	$15.72	$14,738	2.01%	0.75%	to	1.35%	4.38%	to	5.03%
2010		1,063	$13.11	to	$15.01	$15,665	1.99%	0.75%	to	1.35%	17.62%	to	18.27%
ProFund VP Bull
2014		809	$11.88	to	$15.52	$10,274	-	0.95%	to	2.25%	8.99%	to	10.40%
2013		1,062	$10.90	to	$14.07	$12,351	1.13%	0.95%	to	2.25%	26.74%	to	28.51%
2012		1,228	$8.60	to	$10.95	$11,201	-	0.95%	to	2.25%	11.40%	to	12.82%
2011		1,471	$7.72	to	$10.92	$12,013	-	0.95%	to	2.25%	-2.28%	to	-0.89%
2010		1,815	$7.90	to	$11.12	$15,111	0.12%	0.95%	to	2.25%	10.03%	to	11.48%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ProFund VP Europe 30
2014		440	$9.40	to	$11.26	$4,439	1.27%	0.95%	to	2.35%	-10.77%	to	-9.56%
2013		573	$10.53	to	$12.45	$6,458	1.44%	0.95%	to	2.35%	18.71%	to	20.52%
2012		713	$8.86	to	$10.33	$6,719	3.31%	0.95%	to	2.35%	13.85%	to	15.42%
2011		844	$7.77	to	$8.95	$6,949	1.04%	0.95%	to	2.35%	-10.98%	to	-9.69%
2010		1,006	$8.72	to	$13.52	$9,261	1.57%	0.95%	to	2.35%	0.21%	to	1.64%
ProFund VP Rising Rates Opportunity
2014		1,653	$2.03	to	$2.51	$3,592	-	0.95%	to	2.35%	-31.96%	to	-30.91%
2013		1,686	$2.97	to	$3.68	$5,347	-	0.95%	to	2.35%	13.79%	to	15.59%
2012		1,866	$2.61	to	$3.23	$5,177	-	0.95%	to	2.35%	-9.12%	to	-8.01%
2011		1,897	$2.87	to	$3.55	$5,755	-	0.95%	to	2.35%	-38.96%	to	-38.03%
2010		2,136	$4.70	to	$5.80	$10,541	-	0.95%	to	2.60%	-18.20%	to	-16.72%
Voya Balanced Portfolio - Class S
2014		265	$12.50	to	$18.27	$4,179	1.42%	0.75%	to	2.00%	3.91%	to	5.18%
2013		319	$12.03	to	$17.37	$4,807	1.90%	0.75%	to	2.00%	13.92%	to	15.49%
2012		372	$10.56	to	$15.04	$4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011		460	$9.44	to	$13.35	$5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010		562	$9.80	to	$13.67	$6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
Voya Intermediate Bond Portfolio - Class S
2014		230,215	$11.66	to	$16.91	$3,376,542	4.61%	0.75%	to	2.35%	3.97%	to	5.69%
2013		78,899	$11.20	to	$16.00	$1,106,841	3.04%	0.75%	to	2.35%	-2.71%	to	-1.11%
2012		82,847	$11.50	to	$16.18	$1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011		91,027	$10.79	to	$14.94	$1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010		99,181	$10.28	to	$14.03	$1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
Voya Global Perspectives Portfolio - Class A
2014		18,392	$10.48	to	$10.74	$195,095	0.04%	0.95%	to	2.35%	1.35%	to	2.40%
2013	05/09/2013	2,340	$10.34	to	$10.41	$24,351	(d)	1.40%	to	2.35%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Resources Portfolio - Adviser Class
2014		9,492	$7.87	to	$8.33	$76,594	0.91%	0.95%	to	2.35%	-14.18%	to	-12.96%
2013		7,982	$9.17	to	$9.57	$74,575	0.58%	0.95%	to	2.35%	10.48%	to	12.19%
2012		8,597	$8.30	to	$8.53	$72,214	0.62%	0.95%	to	2.35%	-5.47%	to	-4.16%
2011	01/24/2011	9,963	$8.78	to	$8.90	$87,944	(b)	0.95%	to	2.35%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Resources Portfolio - Service Class
2014		9,235	$7.65	to	$43.69	$281,022	1.09%	0.80%	to	2.55%	-14.05%	to	-12.50%
2013		10,751	$8.87	to	$49.93	$380,095	0.94%	0.80%	to	2.60%	10.68%	to	12.68%
2012		12,902	$7.99	to	$44.31	$410,662	0.76%	0.80%	to	2.60%	-5.36%	to	-3.61%
2011		14,721	$8.41	to	$45.97	$491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010		17,390	$9.47	to	$51.01	$653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
Voya Global Resources Portfolio - Service 2 Class
2014		688	$15.91	to	$25.70	$14,637	0.90%	1.40%	to	2.20%	-13.81%	to	-13.15%
2013		815	$18.46	to	$29.59	$20,189	0.79%	1.40%	to	2.20%	10.87%	to	11.79%
2012		962	$16.65	to	$26.47	$21,585	0.60%	1.40%	to	2.20%	-5.13%	to	-4.34%
2011		1,052	$17.55	to	$27.67	$24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010		1,153	$19.77	to	$30.92	$30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
Voya High Yield Portfolio - Service Class
2014		25,246	$12.38	to	$19.51	$446,912	6.31%	0.75%	to	2.35%	-1.21%	to	0.43%
2013		29,793	$12.49	to	$19.46	$531,257	5.82%	0.75%	to	2.35%	3.15%	to	4.81%
2012		34,403	$12.07	to	$19.25	$590,727	6.55%	0.50%	to	2.60%	11.03%	to	13.44%
2011		32,978	$10.80	to	$16.97	$506,277	7.29%	0.50%	to	2.60%	1.69%	to	3.92%
2010		34,750	$12.41	to	$16.33	$519,986	7.27%	0.50%	to	2.60%	11.31%	to	13.64%
Voya Large Cap Growth Portfolio - Adviser Class
2014		139,756	$14.40	to	$15.04	$2,047,691	0.07%	0.75%	to	2.35%	10.43%	to	12.16%
2013		163,684	$13.04	to	$13.41	$2,158,334	0.35%	0.75%	to	2.35%	27.22%	to	29.32%
2012	04/30/2012	184,662	$10.23	to	$10.37	$1,901,279	(c)	0.75%	to	2.60%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2014	07/18/2014	8	$10.66	to	$10.69	$87	(e)	0.75%	to	1.35%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya Large Cap Growth Portfolio - Service Class
2014		79,906	$10.65	to	$26.28	$1,810,256	0.22%	0.75%	to	2.35%	10.72%	to	12.50%
2013		47,336	$18.47	to	$23.36	$966,897	0.70%	0.75%	to	2.60%	27.56%	to	29.63%
2012		13,596	$14.48	to	$18.02	$214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011		15,951	$12.59	to	$15.41	$217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010		8,969	$12.61	to	$15.18	$121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
Voya Large Cap Growth Portfolio - Service 2 Class
2014		837	$20.46	to	$23.11	$18,447	0.02%	1.40%	to	2.20%	10.77%	to	11.64%
2013		52	$18.47	to	$20.70	$1,017	0.32%	1.40%	to	2.20%	27.47%	to	28.57%
2012		56	$14.49	to	$16.10	$856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011		59	$12.59	to	$13.87	$784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010		67	$12.61	to	$13.79	$886	-	1.40%	to	2.20%	11.59%	to	12.57%
Voya Large Cap Value Portfolio - Service Class
2014		64,564	$11.98	to	$16.11	$1,004,251	2.06%	0.75%	to	2.35%	7.12%	to	8.93%
2013		40,153	$11.07	to	$14.82	$579,266	0.86%	0.75%	to	2.35%	27.61%	to	29.48%
2012		6,830	$11.12	to	$11.45	$76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	01/21/2011	6,463	$9.95	to	$10.10	$64,740	(b)	0.90%	to	2.45%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Limited Maturity Bond Portfolio - Service Class
2014		1,963	$10.14	to	$28.73	$41,765	0.68%	0.50%	to	2.25%	-1.57%	to	0.17%
2013		2,355	$10.27	to	$28.68	$50,546	0.88%	0.50%	to	2.25%	-1.55%	to	0.21%
2012		2,884	$10.41	to	$28.62	$62,727	0.78%	0.50%	to	2.25%	-0.79%	to	0.99%
2011		3,478	$10.46	to	$28.34	$75,764	3.11%	0.50%	to	2.25%	-1.10%	to	0.64%
2010		4,330	$10.56	to	$28.16	$94,829	3.66%	0.50%	to	2.25%	0.85%	to	2.62%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Liquid Assets Portfolio - Service Class
2014		39,812	$8.77	to	$18.70	$558,683	-	0.75%	to	2.35%	-2.35%	to	-0.74%
2013		48,160	$8.97	to	$18.84	$685,459	-	0.75%	to	2.35%	-2.29%	to	-0.74%
2012		57,672	$9.17	to	$18.98	$822,755	-	0.75%	to	2.35%	-2.44%	to	-0.73%
2011		67,502	$9.39	to	$19.12	$994,227	-	0.75%	to	2.35%	-2.29%	to	-0.73%
2010		70,785	$9.60	to	$19.26	$1,063,594	-	0.75%	to	2.60%	-2.58%	to	-0.77%
Voya Liquid Assets Portfolio - Service 2 Class
2014		812	$9.23	to	$9.87	$7,703	-	1.40%	to	2.20%	-2.22%	to	-1.40%
2013		1,211	$9.43	to	$10.01	$11,692	-	1.40%	to	2.20%	-2.18%	to	-1.38%
2012		1,568	$9.63	to	$10.15	$15,419	-	1.40%	to	2.20%	-2.23%	to	-1.36%
2011		1,931	$9.84	to	$10.29	$19,328	-	1.40%	to	2.20%	-2.18%	to	-1.34%
2010		2,263	$10.04	to	$10.43	$23,027	-	1.40%	to	2.20%	-2.13%	to	-1.42%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		3,824	$14.47	to	$18.72	$65,012	1.04%	0.75%	to	2.35%	12.28%	to	14.08%
2013		3,566	$12.73	to	$16.41	$53,705	0.70%	0.75%	to	2.35%	27.23%	to	29.31%
2012		3,858	$9.88	to	$12.69	$45,382	1.26%	0.75%	to	2.35%	7.69%	to	9.49%
2011		4,457	$9.06	to	$11.59	$48,382	1.32%	0.75%	to	2.60%	-7.09%	to	-5.23%
2010		5,005	$9.61	to	$12.23	$57,938	1.02%	0.75%	to	2.60%	12.94%	to	14.94%
Voya Retirement Conservative Portfolio - Adviser Class
2014		42,094	$9.97	to	$10.74	$433,936	3.02%	0.95%	to	2.35%	3.42%	to	4.88%
2013		49,552	$9.64	to	$10.24	$491,016	3.35%	0.95%	to	2.35%	1.90%	to	3.43%
2012		60,572	$9.46	to	$9.90	$584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011		60,971	$8.98	to	$9.26	$555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010		53,453	$8.74	to	$8.89	$470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
Voya Retirement Growth Portfolio - Adviser Class
2014		307,066	$12.93	to	$13.92	$4,103,107	1.65%	0.95%	to	2.35%	2.86%	to	4.28%
2013		350,342	$12.57	to	$13.35	$4,522,383	1.85%	0.95%	to	2.35%	15.85%	to	17.62%
2012		380,195	$10.76	to	$11.35	$4,208,491	2.39%	0.95%	to	2.60%	10.02%	to	11.83%
2011		412,396	$9.78	to	$10.15	$4,111,687	0.83%	0.95%	to	2.60%	-3.74%	to	-2.12%
2010		449,035	$10.16	to	$10.37	$4,611,727	0.37%	0.95%	to	2.60%	8.66%	to	10.55%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Adviser Class
2014		206,503	$12.94	to	$13.94	$2,763,243	1.64%	0.95%	to	2.35%	3.19%	to	4.73%
2013		233,805	$12.41	to	$13.31	$3,012,105	2.07%	0.95%	to	2.60%	12.72%	to	14.64%
2012		251,860	$11.01	to	$11.61	$2,852,881	2.58%	0.95%	to	2.60%	8.69%	to	10.48%
2011		276,852	$10.13	to	$10.51	$2,858,948	1.05%	0.95%	to	2.60%	-2.50%	to	-0.85%
2010		303,412	$10.39	to	$10.60	$3,185,520	0.47%	0.95%	to	2.60%	8.12%	to	9.96%
Voya Retirement Moderate Portfolio - Adviser Class
2014		115,102	$12.48	to	$13.44	$1,486,439	2.92%	0.95%	to	2.35%	2.80%	to	4.27%
2013		131,903	$12.14	to	$12.89	$1,646,445	2.70%	0.95%	to	2.35%	7.43%	to	8.98%
2012		144,592	$11.21	to	$11.83	$1,668,464	3.17%	0.95%	to	2.60%	7.38%	to	9.23%
2011		157,865	$10.44	to	$10.83	$1,681,480	1.39%	0.95%	to	2.60%	-0.48%	to	1.12%
2010		171,842	$10.49	to	$10.71	$1,823,032	0.56%	0.95%	to	2.60%	6.61%	to	8.51%
Voya U.S. Bond Index Portfolio - Class S
2014		19,433	$11.15	to	$12.52	$226,662	1.78%	0.75%	to	2.35%	2.95%	to	4.71%
2013		16,310	$10.83	to	$11.98	$183,572	1.59%	0.75%	to	2.35%	-5.00%	to	-3.57%
2012		20,537	$11.27	to	$12.44	$241,724	1.85%	0.75%	to	2.60%	0.90%	to	2.84%
2011		25,756	$11.17	to	$12.12	$297,554	1.93%	0.75%	to	2.60%	4.20%	to	6.11%
2010		21,158	$10.72	to	$11.43	$232,631	2.46%	0.75%	to	2.60%	3.18%	to	5.12%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2014		20,607	$10.98	to	$12.05	$234,867	1.34%	0.75%	to	2.35%	0.09%	to	1.77%
2013		25,733	$10.97	to	$11.84	$291,031	-	0.75%	to	2.35%	-10.81%	to	-9.41%
2012		45,124	$12.19	to	$13.07	$568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011		41,818	$11.85	to	$12.38	$504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010		23,288	$10.78	to	$11.14	$255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
VY® Clarion Global Real Estate Portfolio - Service Class
2014		8,280	$11.41	to	$14.99	$114,698	1.11%	0.75%	to	2.35%	11.16%	to	12.93%
2013		9,614	$10.16	to	$13.29	$119,039	5.50%	0.75%	to	2.35%	1.27%	to	2.94%
2012		10,755	$9.93	to	$12.94	$130,676	0.55%	0.75%	to	2.35%	22.73%	to	24.79%
2011		12,280	$8.01	to	$10.40	$120,762	3.48%	0.75%	to	2.35%	-7.52%	to	-6.08%
2010		14,082	$8.57	to	$11.08	$148,699	8.36%	0.75%	to	2.35%	13.21%	to	15.19%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2014		110	$13.25	to	$14.22	$1,505	0.98%	1.40%	to	2.20%	11.15%	to	12.06%
2013		142	$11.92	to	$12.69	$1,749	5.37%	1.40%	to	2.20%	1.27%	to	2.09%
2012		160	$11.77	to	$12.43	$1,935	0.37%	1.40%	to	2.20%	22.73%	to	23.68%
2011		185	$9.59	to	$10.05	$1,815	3.33%	1.40%	to	2.20%	-7.52%	to	-6.69%
2010		214	$10.37	to	$10.77	$2,264	8.28%	1.40%	to	2.20%	13.21%	to	14.09%
VY® Clarion Real Estate Portfolio - Service Class
2014		3,046	$16.09	to	$134.70	$250,745	1.38%	0.50%	to	2.35%	26.80%	to	29.23%
2013		3,853	$12.06	to	$104.23	$246,851	1.34%	0.50%	to	2.35%	-0.33%	to	1.54%
2012		4,386	$12.07	to	$102.65	$283,259	0.99%	0.50%	to	2.60%	12.57%	to	14.96%
2011		5,197	$10.67	to	$89.29	$292,946	1.29%	0.50%	to	2.60%	6.64%	to	8.96%
2010		6,187	$9.95	to	$81.95	$322,300	3.38%	0.50%	to	2.60%	24.70%	to	27.33%
VY® Clarion Real Estate Portfolio - Service 2 Class
2014		669	$19.08	to	$35.87	$19,323	1.24%	1.40%	to	2.20%	26.95%	to	27.92%
2013		808	$15.03	to	$28.04	$18,629	1.24%	1.40%	to	2.20%	-0.40%	to	0.43%
2012		872	$15.09	to	$27.92	$20,237	0.89%	1.40%	to	2.20%	12.86%	to	13.77%
2011		981	$13.37	to	$24.54	$20,207	1.17%	1.40%	to	2.20%	6.87%	to	7.77%
2010		1,093	$12.51	to	$22.77	$21,031	3.24%	1.40%	to	2.20%	24.98%	to	26.01%
VY® DFA World Equity Portfolio - Service Class
2014		15,921	$10.31	to	$12.67	$172,930	1.59%	0.75%	to	2.35%	-0.96%	to	0.72%
2013		16,705	$10.41	to	$12.58	$182,004	1.97%	0.75%	to	2.35%	21.90%	to	23.82%
2012		18,092	$8.54	to	$10.16	$160,718	2.12%	0.75%	to	2.35%	15.25%	to	17.05%
2011		20,489	$7.41	to	$8.68	$156,789	2.37%	0.75%	to	2.35%	-11.36%	to	-9.77%
2010		25,962	$8.36	to	$9.62	$222,454	1.62%	0.75%	to	2.60%	22.04%	to	23.81%
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		27,153	$14.31	to	$26.06	$619,013	0.23%	0.80%	to	2.35%	3.51%	to	5.20%
2013		31,336	$13.81	to	$24.80	$686,993	0.46%	0.80%	to	2.35%	32.84%	to	34.92%
2012		36,325	$10.38	to	$19.33	$596,317	0.60%	0.50%	to	2.35%	11.94%	to	14.04%
2011		43,006	$9.27	to	$16.95	$626,916	0.20%	0.50%	to	2.35%	-13.06%	to	-11.40%
2010		52,695	$10.64	to	$19.13	$879,120	0.14%	0.50%	to	2.60%	25.00%	to	27.70%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2014		1,165	$19.48	to	$31.21	$31,292	0.18%	1.40%	to	2.20%	3.51%	to	4.35%
2013		1,370	$18.82	to	$29.91	$35,504	0.32%	1.40%	to	2.20%	32.91%	to	34.01%
2012		1,542	$14.16	to	$22.32	$30,178	0.49%	1.40%	to	2.20%	11.85%	to	12.78%
2011		1,696	$12.66	to	$19.79	$29,604	0.20%	1.40%	to	2.20%	-12.99%	to	-12.32%
2010		1,862	$14.55	to	$22.57	$37,335	0.04%	1.40%	to	2.20%	25.32%	to	26.37%
VY® Franklin Income Portfolio - Service Class
2014		36,702	$12.77	to	$15.30	$522,208	3.98%	0.95%	to	2.60%	2.24%	to	4.02%
2013		37,987	$12.44	to	$14.72	$524,291	5.05%	0.95%	to	2.60%	11.67%	to	13.52%
2012		39,474	$11.10	to	$12.97	$483,680	5.97%	0.95%	to	2.60%	9.67%	to	11.55%
2011		41,219	$10.08	to	$11.63	$456,258	5.81%	0.95%	to	2.60%	-0.09%	to	1.58%
2010		40,859	$10.06	to	$11.46	$448,938	5.17%	0.95%	to	2.60%	10.00%	to	11.87%
VY® Franklin Income Portfolio - Service 2 Class
2014		785	$13.51	to	$14.50	$10,974	3.81%	1.40%	to	2.20%	2.50%	to	3.35%
2013		775	$13.18	to	$14.03	$10,547	4.59%	1.40%	to	2.20%	11.88%	to	12.78%
2012		846	$11.78	to	$12.44	$10,259	5.73%	1.40%	to	2.20%	9.99%	to	10.97%
2011		820	$10.71	to	$11.21	$9,008	5.55%	1.40%	to	2.20%	0.19%	to	0.90%
2010		822	$10.69	to	$11.11	$8,983	4.58%	1.40%	to	2.20%	10.32%	to	11.21%
VY® Franklin Mutual Shares Portfolio - Service Class
2014		13,910	$12.15	to	$15.15	$198,021	1.02%	0.95%	to	2.55%	4.78%	to	6.47%
2013		15,053	$11.56	to	$14.23	$202,977	1.11%	0.95%	to	2.55%	24.46%	to	26.49%
2012		16,434	$9.26	to	$11.25	$176,567	1.55%	0.95%	to	2.55%	10.68%	to	12.54%
2011		18,518	$8.34	to	$10.00	$178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010		20,340	$8.60	to	$10.18	$200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
2014		74,454	$10.77	to	$13.75	$865,054	2.33%	0.75%	to	2.60%	0.47%	to	2.38%
2013		80,230	$10.72	to	$13.43	$918,492	2.67%	0.75%	to	2.60%	20.86%	to	23.10%
2012		81,829	$8.87	to	$10.91	$768,266	3.71%	0.75%	to	2.60%	12.85%	to	14.96%
2011		90,783	$7.86	to	$9.49	$747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010		100,997	$8.17	to	$9.68	$857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service Class
2014		10,718	$14.22	to	$55.53	$428,723	1.16%	0.50%	to	2.35%	7.52%	to	9.57%
2013		12,404	$13.14	to	$50.68	$459,576	1.33%	0.50%	to	2.35%	30.77%	to	33.23%
2012		13,206	$9.98	to	$38.04	$373,644	1.88%	0.50%	to	2.35%	11.85%	to	13.99%
2011		15,290	$8.86	to	$33.37	$383,533	1.22%	0.50%	to	2.60%	-4.70%	to	-2.65%
2010		17,670	$9.21	to	$34.28	$460,426	0.24%	0.50%	to	2.60%	9.59%	to	11.92%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2014		2,100	$16.45	to	$24.23	$44,565	0.99%	1.40%	to	2.20%	7.52%	to	8.41%
2013		2,503	$15.30	to	$22.35	$49,490	1.21%	1.40%	to	2.20%	30.77%	to	31.86%
2012		2,943	$11.70	to	$16.95	$44,647	1.68%	1.40%	to	2.20%	11.85%	to	12.77%
2011		3,289	$10.46	to	$15.03	$44,533	1.08%	1.40%	to	2.20%	-4.47%	to	-3.72%
2010		3,710	$10.95	to	$15.61	$52,570	0.24%	1.40%	to	2.20%	9.83%	to	10.79%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		21,644	$8.19	to	$23.77	$425,807	0.95%	0.75%	to	2.35%	-1.44%	to	0.21%
2013		24,962	$8.30	to	$23.74	$496,586	0.83%	0.75%	to	2.35%	-7.92%	to	-6.44%
2012		26,345	$9.00	to	$25.39	$565,548	-	0.75%	to	2.60%	16.04%	to	18.22%
2011		26,986	$7.73	to	$21.49	$495,145	0.87%	0.75%	to	2.60%	-20.39%	to	-18.90%
2010		28,787	$9.68	to	$26.50	$657,788	0.49%	0.75%	to	2.60%	17.13%	to	19.44%
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2014		708	$19.81	to	$32.81	$18,782	0.79%	1.40%	to	2.20%	-1.39%	to	-0.64%
2013		839	$20.09	to	$33.02	$22,743	0.72%	1.40%	to	2.20%	-7.97%	to	-7.20%
2012		914	$21.83	to	$35.58	$26,943	-	1.40%	to	2.20%	16.30%	to	17.23%
2011		1,006	$18.77	to	$30.35	$25,476	0.70%	1.40%	to	2.20%	-20.20%	to	-19.54%
2010		1,118	$23.52	to	$37.72	$35,486	0.41%	1.40%	to	2.20%	17.48%	to	18.47%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		11,915	$18.45	to	$28.28	$294,822	0.34%	0.90%	to	2.35%	5.81%	to	7.37%
2013		14,701	$17.41	to	$26.34	$340,857	0.75%	0.90%	to	2.60%	35.35%	to	37.69%
2012		13,087	$12.81	to	$19.13	$223,964	0.17%	0.90%	to	2.60%	15.58%	to	17.65%
2011		15,244	$11.03	to	$16.26	$223,895	0.33%	0.90%	to	2.60%	-3.87%	to	-2.22%
2010		16,918	$11.41	to	$16.63	$257,411	0.27%	0.90%	to	2.60%	23.46%	to	25.60%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2014		1,288	$19.11	to	$31.49	$34,126	0.18%	1.40%	to	2.20%	5.87%	to	6.71%
2013		1,527	$18.05	to	$29.51	$38,368	0.63%	1.40%	to	2.20%	35.71%	to	36.81%
2012		1,788	$13.30	to	$21.57	$33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011		2,003	$11.48	to	$18.46	$32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010		2,318	$11.91	to	$19.00	$38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2014		13,839	$14.33	to	$27.67	$329,736	1.70%	0.90%	to	2.35%	1.81%	to	3.32%
2013		16,170	$14.06	to	$26.78	$378,364	2.10%	0.90%	to	2.35%	16.60%	to	18.34%
2012		17,853	$12.04	to	$22.63	$357,517	1.74%	0.90%	to	2.35%	13.03%	to	14.76%
2011		18,918	$10.64	to	$19.72	$333,098	2.35%	0.90%	to	2.60%	6.19%	to	8.05%
2010		19,799	$9.98	to	$18.25	$326,147	0.41%	0.90%	to	2.60%	10.90%	to	12.86%
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2014		2,220	$19.68	to	$27.43	$53,341	1.56%	1.40%	to	2.20%	1.81%	to	2.66%
2013		2,604	$19.33	to	$26.72	$61,552	1.92%	1.40%	to	2.20%	16.66%	to	17.66%
2012		2,939	$16.57	to	$22.71	$59,526	1.54%	1.40%	to	2.20%	13.03%	to	13.89%
2011		3,291	$14.66	to	$19.94	$58,798	2.24%	1.40%	to	2.20%	6.54%	to	7.38%
2010		3,747	$13.76	to	$18.57	$62,764	0.30%	1.40%	to	2.20%	11.33%	to	12.27%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		53,376	$15.69	to	$92.34	$2,815,358	1.28%	0.75%	to	2.35%	9.49%	to	11.31%
2013		58,165	$14.31	to	$82.99	$2,811,421	1.11%	0.75%	to	2.35%	19.39%	to	21.29%
2012		60,087	$11.95	to	$68.46	$2,461,428	1.57%	0.75%	to	2.60%	11.48%	to	13.62%
2011		64,353	$10.65	to	$60.29	$2,370,408	1.81%	0.75%	to	2.60%	0.24%	to	2.10%
2010		73,279	$10.56	to	$59.06	$2,636,403	1.59%	0.75%	to	2.60%	11.01%	to	13.15%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2014		3,244	$18.34	to	$27.78	$78,024	1.12%	1.40%	to	2.20%	9.49%	to	10.41%
2013		3,686	$16.75	to	$25.16	$81,130	0.93%	1.40%	to	2.20%	19.30%	to	20.27%
2012		4,186	$14.04	to	$20.92	$77,162	1.46%	1.40%	to	2.20%	11.87%	to	12.78%
2011		4,440	$12.55	to	$18.55	$73,103	1.65%	1.40%	to	2.20%	0.48%	to	1.26%
2010		5,094	$12.49	to	$18.32	$83,486	1.42%	1.40%	to	2.20%	11.32%	to	12.32%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		17,930	$13.43	to	$59.90	$671,155	1.79%	0.50%	to	2.35%	4.93%	to	6.91%
2013		20,605	$12.78	to	$56.03	$744,561	1.63%	0.50%	to	2.35%	26.71%	to	29.10%
2012		22,522	$10.36	to	$43.40	$645,207	1.94%	0.50%	to	2.45%	14.30%	to	16.64%
2011		25,659	$8.99	to	$37.21	$643,106	1.98%	0.50%	to	2.60%	-3.43%	to	-1.40%
2010		26,314	$9.23	to	$37.74	$685,068	1.57%	0.50%	to	2.60%	11.93%	to	14.40%
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
2014		1,235	$15.34	to	$22.38	$24,490	1.69%	1.40%	to	2.20%	4.92%	to	5.82%
2013		1,407	$14.62	to	$21.15	$26,577	1.49%	1.40%	to	2.20%	26.80%	to	27.79%
2012		1,624	$11.53	to	$16.55	$24,314	1.88%	1.40%	to	2.20%	14.27%	to	15.25%
2011		1,780	$10.09	to	$14.36	$23,289	1.90%	1.40%	to	2.20%	-3.07%	to	-2.31%
2010		1,773	$10.41	to	$14.70	$23,922	1.49%	1.40%	to	2.20%	12.18%	to	13.16%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		11,066	$8.42	to	$15.98	$160,492	1.20%	0.75%	to	2.60%	-3.64%	to	-1.86%
2013		9,776	$8.71	to	$16.31	$146,227	1.05%	0.75%	to	2.60%	11.35%	to	13.51%
2012		10,865	$7.79	to	$14.39	$144,821	0.28%	0.75%	to	2.60%	15.60%	to	17.87%
2011		11,431	$6.71	to	$12.23	$130,635	3.60%	0.75%	to	2.60%	-14.58%	to	-13.01%
2010		12,505	$7.83	to	$14.08	$166,057	1.37%	0.75%	to	2.60%	10.86%	to	12.93%
VY® Templeton Global Growth Portfolio - Service Class
2014		9,354	$11.12	to	$34.70	$243,688	1.20%	0.80%	to	2.35%	-5.05%	to	-3.53%
2013		10,655	$11.70	to	$35.97	$290,506	1.56%	0.80%	to	2.35%	27.53%	to	29.57%
2012		11,449	$9.16	to	$27.76	$243,263	1.84%	0.80%	to	2.35%	18.96%	to	20.75%
2011		12,807	$7.70	to	$22.99	$228,537	1.62%	0.80%	to	2.60%	-8.11%	to	-6.43%
2010		14,785	$8.35	to	$24.57	$286,405	1.43%	0.80%	to	2.60%	4.99%	to	6.87%
VY® Templeton Global Growth Portfolio - Service 2 Class
2014		263	$13.91	to	$22.11	$4,879	1.11%	1.40%	to	2.20%	-5.12%	to	-4.33%
2013		295	$14.66	to	$23.11	$5,903	1.56%	1.40%	to	2.20%	27.59%	to	28.60%
2012		295	$11.49	to	$17.97	$4,627	1.76%	1.40%	to	2.20%	18.94%	to	19.88%
2011		298	$9.66	to	$14.99	$3,901	1.44%	1.40%	to	2.20%	-7.91%	to	-7.13%
2010		332	$10.49	to	$16.14	$4,732	1.36%	1.40%	to	2.20%	5.22%	to	6.04%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Diversified International Fund - Class R
2014		8	$9.36	to	$9.83	$79	3.14%	0.75%	to	1.35%	-7.87%	to	-7.35%
2013		11	$10.16	to	$10.61	$112	-	0.75%	to	1.35%	14.67%	to	15.33%
2012		11	$8.86	to	$9.20	$100	1.75%	0.75%	to	1.35%	15.97%	to	16.60%
2011		17	$7.64	to	$7.89	$128	0.65%	0.75%	to	1.35%	-16.50%	to	-15.97%
2010		19	$9.15	to	$9.39	$178	0.52%	0.75%	to	1.35%	9.84%	to	10.47%
Voya Aggregate Bond Portfolio - Service Class
2014		247	$14.82	to	$17.22	$3,889	1.80%	0.75%	to	1.35%	3.78%	to	4.43%
2013		293	$14.28	to	$16.49	$4,426	3.14%	0.75%	to	1.35%	-3.19%	to	-2.66%
2012		338	$14.75	to	$16.94	$5,259	3.01%	0.75%	to	1.35%	6.42%	to	7.08%
2011		430	$13.86	to	$15.82	$6,250	2.89%	0.75%	to	1.35%	1.84%	to	2.46%
2010		556	$13.61	to	$15.44	$7,923	3.19%	0.75%	to	1.35%	6.16%	to	6.78%
Voya Global Bond Portfolio - Service Class
2014		403	$13.23	to	$14.03	$5,526	0.54%	0.75%	to	1.35%	-1.19%	to	-0.57%
2013		480	$13.39	to	$14.11	$6,644	1.83%	0.75%	to	1.35%	-5.57%	to	-4.98%
2012		587	$14.18	to	$14.85	$8,567	5.78%	0.75%	to	1.35%	6.22%	to	6.83%
2011		652	$13.35	to	$13.90	$8,930	7.06%	0.75%	to	1.35%	2.14%	to	2.73%
2010		721	$13.07	to	$13.53	$9,633	3.10%	0.75%	to	1.35%	13.95%	to	14.66%
Voya Solution 2015 Portfolio - Service Class
2014		920	$13.91	to	$14.75	$13,183	2.51%	0.75%	to	1.35%	4.35%	to	4.98%
2013		1,089	$13.33	to	$14.05	$14,906	3.13%	0.75%	to	1.35%	7.67%	to	8.33%
2012		1,215	$12.38	to	$12.97	$15,403	4.12%	0.75%	to	1.35%	9.95%	to	10.57%
2011		1,306	$11.26	to	$11.73	$15,011	3.15%	0.75%	to	1.35%	-2.09%	to	-1.43%
2010		1,520	$11.50	to	$11.90	$17,776	2.21%	0.75%	to	1.35%	9.73%	to	10.39%
Voya Solution 2025 Portfolio - Service Class
2014		1,220	$14.52	to	$15.40	$18,263	2.02%	0.75%	to	1.35%	4.16%	to	4.83%
2013		1,227	$13.94	to	$14.69	$17,579	2.21%	0.75%	to	1.35%	14.73%	to	15.40%
2012		1,318	$12.15	to	$12.73	$16,392	2.73%	0.75%	to	1.35%	11.88%	to	12.65%
2011		1,479	$10.86	to	$11.30	$16,403	2.09%	0.75%	to	1.35%	-4.40%	to	-3.83%
2010		1,598	$11.36	to	$11.75	$18,481	1.57%	0.75%	to	1.35%	12.25%	to	12.87%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Service Class
2014		605	$15.21	to	$16.13	$9,463	1.98%	0.75%	to	1.35%	4.25%	to	4.88%
2013		647	$14.59	to	$15.38	$9,672	1.88%	0.75%	to	1.35%	18.71%	to	19.50%
2012		749	$12.29	to	$12.87	$9,408	2.26%	0.75%	to	1.35%	13.59%	to	14.20%
2011		887	$10.82	to	$11.27	$9,777	1.62%	0.75%	to	1.35%	-5.91%	to	-5.29%
2010		955	$11.50	to	$11.90	$11,158	1.23%	0.75%	to	1.35%	12.97%	to	13.66%
Voya Solution 2045 Portfolio - Service Class
2014		62	$15.65	to	$16.60	$989	1.76%	0.75%	to	1.35%	4.68%	to	5.33%
2013		84	$14.95	to	$15.76	$1,278	1.64%	0.75%	to	1.35%	21.74%	to	22.55%
2012		103	$12.28	to	$12.86	$1,283	1.82%	0.75%	to	1.35%	13.91%	to	14.51%
2011		104	$10.78	to	$11.23	$1,131	1.17%	0.75%	to	1.35%	-6.42%	to	-5.79%
2010		109	$11.52	to	$11.92	$1,270	0.90%	0.75%	to	1.35%	13.61%	to	14.29%
Voya Solution Income Portfolio - Service Class
2014		416	$13.73	to	$14.56	$5,899	2.56%	0.75%	to	1.35%	4.33%	to	4.97%
2013		460	$13.16	to	$13.87	$6,221	3.29%	0.75%	to	1.35%	5.53%	to	6.12%
2012		460	$12.47	to	$13.07	$5,875	4.51%	0.75%	to	1.35%	8.25%	to	9.01%
2011		515	$11.52	to	$11.99	$6,055	4.06%	0.75%	to	1.35%	-0.95%	to	-0.42%
2010		574	$11.63	to	$12.04	$6,790	3.21%	0.75%	to	1.35%	8.09%	to	8.76%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		72	$28.51	to	$31.44	$2,219	1.29%	0.75%	to	1.35%	10.99%	to	11.61%
2013		71	$25.63	to	$28.23	$1,968	1.16%	0.75%	to	1.35%	29.57%	to	30.42%
2012		85	$19.73	to	$21.71	$1,828	1.05%	0.75%	to	1.35%	14.75%	to	15.45%
2011		106	$17.14	to	$18.85	$1,975	1.15%	0.75%	to	1.35%	-4.44%	to	-3.85%
2010		157	$17.90	to	$19.66	$3,047	1.06%	0.75%	to	1.35%	20.36%	to	21.06%
VY® Baron Growth Portfolio - Service Class
2014		20,500	$16.33	to	$31.79	$423,203	0.07%	0.75%	to	2.35%	1.91%	to	3.55%
2013		25,234	$16.01	to	$30.70	$507,090	1.29%	0.75%	to	2.35%	35.59%	to	37.79%
2012		23,792	$11.79	to	$22.28	$351,077	-	0.75%	to	2.60%	16.58%	to	18.76%
2011		26,714	$10.08	to	$18.76	$335,771	-	0.75%	to	2.60%	-0.43%	to	1.46%
2010		27,327	$10.09	to	$18.49	$342,203	-	0.75%	to	2.60%	23.17%	to	25.61%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Service Class
2014		20,357	$13.14	to	$20.67	$298,555	0.79%	0.75%	to	2.60%	9.93%	to	12.01%
2013		22,276	$11.92	to	$18.51	$294,606	1.39%	0.75%	to	2.60%	31.24%	to	33.74%
2012		24,498	$9.05	to	$13.88	$244,764	0.29%	0.75%	to	2.60%	9.35%	to	11.42%
2011		26,804	$8.24	to	$12.49	$242,733	0.98%	0.75%	to	2.60%	-7.16%	to	-5.44%
2010		30,184	$8.85	to	$13.23	$291,613	0.41%	0.75%	to	2.60%	9.11%	to	11.26%
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		8,699	$14.21	to	$17.56	$130,648	0.17%	0.95%	to	2.35%	1.86%	to	3.34%
2013		9,998	$13.95	to	$17.00	$146,551	0.79%	0.95%	to	2.35%	36.63%	to	38.68%
2012		11,729	$10.21	to	$12.27	$124,999	0.24%	0.95%	to	2.35%	11.58%	to	13.14%
2011		13,429	$9.15	to	$10.85	$127,517	0.41%	0.95%	to	2.35%	-4.98%	to	-3.60%
2010		15,497	$9.52	to	$11.27	$153,917	1.16%	0.95%	to	2.60%	22.05%	to	24.12%
VY® Invesco Comstock Portfolio - Service Class
2014		14,804	$14.90	to	$22.82	$274,735	1.89%	0.75%	to	2.35%	6.54%	to	8.33%
2013		15,436	$13.89	to	$21.12	$268,151	0.82%	0.75%	to	2.60%	31.57%	to	34.00%
2012		14,417	$10.47	to	$15.80	$189,072	1.27%	0.75%	to	2.60%	15.46%	to	17.69%
2011		15,372	$8.97	to	$13.45	$173,078	1.34%	0.75%	to	2.60%	-4.60%	to	-2.75%
2010		16,119	$9.32	to	$13.88	$189,031	1.38%	0.75%	to	2.60%	12.14%	to	14.24%
VY® Invesco Equity and Income Portfolio - Initial Class
2014		88	$18.29	to	$19.11	$1,668	1.55%	0.75%	to	1.20%	7.65%	to	8.15%
2013		96	$16.99	to	$17.67	$1,696	1.38%	0.75%	to	1.20%	23.47%	to	24.00%
2012		107	$13.76	to	$14.25	$1,502	2.34%	0.75%	to	1.20%	11.42%	to	11.94%
2011		123	$12.35	to	$12.73	$1,540	2.04%	0.75%	to	1.20%	-2.29%	to	-1.85%
2010		160	$12.64	to	$12.97	$2,046	1.74%	0.75%	to	1.20%	10.97%	to	11.52%
VY® Invesco Equity and Income Portfolio - Service Class
2014		46,926	$13.55	to	$22.41	$798,096	2.15%	0.50%	to	2.35%	6.20%	to	7.91%
2013		15,145	$12.34	to	$20.83	$242,782	1.29%	0.75%	to	2.35%	21.64%	to	23.71%
2012		13,440	$10.11	to	$16.88	$176,309	1.91%	0.75%	to	2.60%	9.51%	to	11.63%
2011		14,689	$9.18	to	$15.16	$174,083	1.91%	0.75%	to	2.60%	-3.83%	to	-2.06%
2010		16,986	$9.50	to	$15.52	$207,495	1.64%	0.75%	to	2.60%	9.13%	to	11.22%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Service 2 Class
2014	02/10/2014	46,380	$10.84	to	$10.99	$505,717	(e)	0.80%	to	2.35%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		9,469	$17.00	to	$32.61	$197,781	0.72%	0.75%	to	2.35%	12.29%	to	14.10%
2013		13,131	$15.14	to	$28.58	$244,250	0.65%	0.75%	to	2.35%	28.52%	to	30.56%
2012		11,668	$11.78	to	$21.89	$168,040	0.77%	0.75%	to	2.35%	17.21%	to	19.10%
2011		10,281	$10.05	to	$18.38	$125,814	0.84%	0.75%	to	2.35%	-0.59%	to	1.10%
2010		9,712	$10.11	to	$18.18	$121,321	0.90%	0.75%	to	2.45%	19.98%	to	22.01%
VY® Oppenheimer Global Portfolio - Initial Class
2014		220	$17.62	to	$19.93	$4,222	1.11%	0.75%	to	2.00%	0.28%	to	1.58%
2013		260	$17.57	to	$19.62	$4,929	1.32%	0.75%	to	2.00%	24.52%	to	26.17%
2012		317	$14.11	to	$15.55	$4,775	1.31%	0.75%	to	2.00%	19.27%	to	20.73%
2011		389	$11.83	to	$12.88	$4,872	1.46%	0.75%	to	2.00%	-9.97%	to	-8.78%
2010		492	$13.07	to	$14.12	$6,776	1.56%	0.75%	to	2.10%	13.65%	to	15.17%
VY® Oppenheimer Global Portfolio - Service Class
2014		7,780	$13.41	to	$24.00	$144,433	0.96%	0.75%	to	2.55%	-0.50%	to	1.34%
2013		9,113	$12.93	to	$23.74	$169,506	1.20%	0.75%	to	2.60%	23.52%	to	25.84%
2012		8,771	$10.36	to	$18.90	$130,891	1.00%	0.75%	to	2.60%	18.18%	to	20.49%
2011		9,333	$8.68	to	$15.74	$116,446	1.32%	0.75%	to	2.60%	-10.74%	to	-9.12%
2010		8,943	$9.62	to	$17.35	$124,699	1.37%	0.75%	to	2.60%	12.82%	to	14.95%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2014		302	$22.43	to	$27.91	$8,177	0.04%	0.75%	to	1.35%	10.15%	to	10.81%
2013		347	$20.31	to	$25.25	$8,538	0.16%	0.75%	to	1.35%	32.93%	to	33.69%
2012		459	$15.24	to	$18.93	$8,501	0.24%	0.75%	to	1.35%	14.29%	to	15.02%
2011		576	$13.30	to	$16.50	$9,331	0.12%	0.75%	to	1.35%	-5.21%	to	-4.64%
2010		694	$13.99	to	$17.34	$11,833	0.07%	0.75%	to	1.35%	26.40%	to	27.20%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		15,938	$14.46	to	$25.08	$245,087	-	0.75%	to	2.35%	5.86%	to	7.64%
2013		17,930	$13.66	to	$23.37	$258,344	0.02%	0.75%	to	2.35%	35.65%	to	37.84%
2012		14,940	$10.07	to	$16.99	$158,174	-	0.75%	to	2.35%	15.88%	to	17.76%
2011		11,616	$8.69	to	$14.47	$105,828	-	0.75%	to	2.35%	-3.66%	to	-2.11%
2010		11,556	$8.93	to	$14.81	$108,925	0.03%	0.75%	to	2.60%	13.47%	to	15.78%
VY® Templeton Foreign Equity Portfolio - Service Class
2014		49,812	$8.84	to	$12.57	$548,594	2.25%	0.75%	to	2.35%	-9.04%	to	-7.56%
2013		55,425	$9.68	to	$13.64	$667,777	1.32%	0.75%	to	2.35%	17.09%	to	18.99%
2012		59,624	$8.23	to	$11.48	$609,649	2.09%	0.75%	to	2.60%	15.92%	to	17.85%
2011		21,745	$7.08	to	$9.78	$190,490	1.75%	0.75%	to	2.35%	-14.34%	to	-12.95%
2010		25,636	$8.22	to	$11.25	$260,443	2.06%	0.75%	to	2.60%	5.73%	to	7.77%
Voya Strategic Allocation Conservative Portfolio - Class S
2014		115	$18.18	to	$19.28	$2,167	2.63%	0.75%	to	1.35%	4.97%	to	5.59%
2013		126	$17.32	to	$18.26	$2,250	1.94%	0.75%	to	1.35%	10.25%	to	10.94%
2012		97	$15.71	to	$16.46	$1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011		88	$14.22	to	$14.81	$1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010		100	$14.20	to	$14.69	$1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
Voya Strategic Allocation Growth Portfolio - Class S
2014		31	$21.04	to	$22.31	$669	1.78%	0.75%	to	1.35%	4.83%	to	5.43%
2013		28	$20.07	to	$21.16	$566	1.49%	0.75%	to	1.35%	20.47%	to	21.19%
2012		30	$16.66	to	$17.46	$505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011		31	$14.73	to	$15.33	$460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010		39	$15.41	to	$15.95	$601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
Voya Strategic Allocation Moderate Portfolio - Class S
2014		59	$19.51	to	$20.69	$1,189	2.08%	0.75%	to	1.35%	5.06%	to	5.72%
2013		74	$18.57	to	$19.57	$1,403	1.80%	0.75%	to	1.35%	14.70%	to	15.39%
2012		63	$16.19	to	$16.96	$1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011		66	$14.47	to	$15.07	$973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010		51	$14.80	to	$15.32	$775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2014		83,625	$14.58	to	$15.55	$1,250,813	1.47%	0.75%	to	2.35%	7.60%	to	9.35%
2013		97,739	$13.55	to	$14.22	$1,349,848	0.87%	0.75%	to	2.35%	27.11%	to	29.16%
2012		110,959	$10.66	to	$11.01	$1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	01/21/2011	123,527	$9.46	to	$9.63	$1,177,999	(b)	0.75%	to	2.60%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Growth and Income Portfolio - Class I
2014		65	$12.81	to	$14.13	$852	1.90%	0.95%	to	2.00%	8.47%	to	9.66%
2013		78	$11.81	to	$12.92	$937	2.20%	0.95%	to	2.00%	28.77%	to	29.07%
2012		7	$9.94	to	$10.01	$65	1.41%	1.25%	to	1.40%	14.25%	to	14.27%
2011		9	$8.70	to	$8.76	$77	1.05%	1.25%	to	1.40%	-1.69%	to	-1.46%
2010		13	$8.85	to	$8.89	$114	0.90%	1.25%	to	1.40%	12.45%	to	12.67%
Voya Growth and Income Portfolio - Class S
2014		52,449	$12.81	to	$24.18	$706,996	1.65%	0.75%	to	2.35%	7.83%	to	9.61%
2013		62,008	$11.69	to	$22.06	$770,429	1.05%	0.75%	to	2.60%	26.93%	to	29.38%
2012		72,404	$9.21	to	$17.05	$701,221	1.56%	0.50%	to	2.60%	12.45%	to	14.86%
2011		84,838	$8.19	to	$14.88	$724,196	1.47%	0.50%	to	2.60%	-3.08%	to	-1.00%
2010		51,286	$8.45	to	$15.07	$449,666	0.79%	0.50%	to	2.60%	10.89%	to	13.28%
Voya Euro STOXX 50® Index Portfolio - Class A
2014		2,843	$9.02	to	$9.72	$26,452	3.05%	0.95%	to	2.35%	-11.83%	to	-10.50%
2013		3,391	$10.23	to	$10.86	$35,414	2.00%	0.95%	to	2.35%	22.55%	to	24.26%
2012		1,036	$8.38	to	$8.74	$8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011		415	$7.03	to	$7.24	$2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010		541	$8.69	to	$8.83	$4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
Voya FTSE 100® Index Portfolio - Class A
2014		458	$12.11	to	$13.04	$5,743	3.70%	0.95%	to	2.35%	-9.02%	to	-7.78%
2013		379	$13.31	to	$14.14	$5,170	4.39%	0.95%	to	2.35%	16.04%	to	17.74%
2012		193	$11.47	to	$12.01	$2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011		222	$10.19	to	$10.52	$2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010		328	$10.89	to	$11.07	$3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Value Advantage Portfolio - Class S
2014		16,621	$9.47	to	$10.60	$164,912	2.93%	0.75%	to	2.35%	2.38%	to	4.02%
2013		18,226	$9.25	to	$10.19	$175,466	3.54%	0.75%	to	2.35%	10.91%	to	12.85%
2012		20,465	$8.34	to	$9.03	$176,328	4.00%	0.75%	to	2.35%	12.40%	to	14.16%
2011		22,299	$7.42	to	$7.91	$169,736	3.21%	0.75%	to	2.35%	-6.08%	to	-4.58%
2010		24,986	$7.89	to	$8.29	$201,282	3.31%	0.75%	to	2.35%	3.39%	to	5.07%
Voya Hang Seng Index Portfolio - Class S
2014		2,344	$13.82	to	$14.99	$33,527	2.26%	0.95%	to	2.35%	0.95%	to	2.40%
2013		2,793	$13.69	to	$14.64	$39,381	4.23%	0.95%	to	2.35%	1.41%	to	2.88%
2012		3,815	$13.50	to	$14.23	$52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011		4,031	$10.77	to	$11.19	$44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010		5,992	$13.52	to	$13.85	$81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
Voya Index Plus LargeCap Portfolio - Class S
2014		7,851	$13.68	to	$21.39	$123,551	1.29%	0.75%	to	2.35%	10.87%	to	12.70%
2013		9,282	$12.29	to	$19.03	$130,749	1.61%	0.75%	to	2.35%	29.50%	to	31.66%
2012		11,145	$9.46	to	$14.49	$120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011		13,071	$8.46	to	$12.83	$125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010		16,416	$8.66	to	$13.00	$161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
Voya Index Plus MidCap Portfolio - Class S
2014		5,341	$15.17	to	$26.62	$112,860	0.54%	0.75%	to	2.55%	6.52%	to	8.48%
2013		6,314	$14.16	to	$24.60	$124,289	0.93%	0.75%	to	2.60%	30.67%	to	33.22%
2012		7,243	$10.77	to	$18.51	$108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011		8,310	$9.36	to	$15.93	$107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010		9,825	$9.69	to	$16.32	$131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
Voya Index Plus SmallCap Portfolio - Class S
2014		4,459	$14.06	to	$25.19	$86,929	0.41%	0.75%	to	2.55%	2.55%	to	4.44%
2013		5,262	$13.63	to	$24.12	$99,365	0.76%	0.75%	to	2.60%	38.66%	to	41.22%
2012		6,026	$9.78	to	$17.08	$81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011		6,798	$8.90	to	$15.37	$83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010		7,901	$9.17	to	$15.68	$99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class A
2014	02/10/2014	91,288	$9.61	to	$9.76	$882,816	(e)	0.75%	to	2.35%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya International Index Portfolio - Class S
2014		5,009	$8.44	to	$17.09	$44,815	0.67%	0.75%	to	2.35%	-8.46%	to	-6.87%
2013		6,821	$9.22	to	$18.35	$66,035	2.08%	0.75%	to	2.35%	18.36%	to	20.17%
2012		5,493	$7.79	to	$15.27	$45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011		5,593	$6.74	to	$12.98	$39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010		7,945	$7.82	to	$14.94	$65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
Voya Japan TOPIX® Index Portfolio - Class A
2014		836	$10.88	to	$11.69	$9,380	1.01%	1.00%	to	2.35%	-7.64%	to	-6.33%
2013		1,103	$11.78	to	$12.51	$13,312	2.31%	0.95%	to	2.35%	21.82%	to	23.62%
2012		475	$9.67	to	$10.12	$4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011		1,025	$9.20	to	$9.49	$9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010		770	$10.92	to	$11.11	$8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2014		9,971	$22.16	to	$24.35	$229,161	0.97%	0.75%	to	2.35%	10.12%	to	11.90%
2013		9,043	$19.85	to	$21.76	$187,827	1.19%	0.75%	to	2.35%	28.59%	to	30.69%
2012		9,520	$15.23	to	$16.65	$152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011		10,214	$13.34	to	$14.68	$146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010		10,188	$13.02	to	$14.23	$142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
Voya Russell™ Large Cap Index Portfolio - Class S
2014		29,813	$13.96	to	$24.15	$434,879	1.36%	0.80%	to	2.35%	9.92%	to	11.73%
2013		30,100	$12.70	to	$21.64	$397,456	1.43%	0.80%	to	2.35%	28.80%	to	30.67%
2012		32,375	$9.86	to	$16.57	$330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011		33,016	$8.68	to	$14.51	$296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010		39,726	$8.73	to	$14.33	$355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		5,321	$21.09	to	$22.88	$115,903	1.41%	0.95%	to	2.35%	9.62%	to	11.18%
2013		4,330	$19.24	to	$20.58	$85,774	1.48%	0.95%	to	2.35%	28.35%	to	30.17%
2012		4,034	$14.99	to	$15.81	$61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011		2,887	$13.24	to	$13.76	$38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010		2,581	$13.42	to	$13.82	$35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		11,015	$24.42	to	$26.56	$278,933	0.22%	0.90%	to	2.35%	8.49%	to	10.07%
2013		12,722	$22.51	to	$24.13	$295,192	0.75%	0.90%	to	2.35%	31.79%	to	33.68%
2012		14,090	$17.08	to	$18.05	$246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011		15,771	$15.04	to	$15.77	$243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010		18,579	$15.79	to	$16.27	$297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
Voya Russell™ Mid Cap Index Portfolio - Class S
2014		13,716	$15.84	to	$17.44	$226,480	0.86%	0.95%	to	2.35%	9.77%	to	11.37%
2013		12,697	$14.43	to	$15.66	$189,802	1.00%	0.95%	to	2.35%	30.71%	to	32.60%
2012		10,856	$11.04	to	$11.81	$123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011		10,358	$9.69	to	$10.22	$102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010		11,716	$10.13	to	$10.53	$120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
Voya Russell™ Small Cap Index Portfolio - Class S
2014		12,828	$15.37	to	$16.97	$205,770	0.78%	0.90%	to	2.35%	2.19%	to	3.67%
2013		16,268	$15.04	to	$16.37	$253,638	1.07%	0.90%	to	2.35%	35.13%	to	37.22%
2012		13,186	$11.13	to	$11.93	$151,300	0.68%	0.90%	to	2.35%	13.11%	to	14.71%
2011		13,508	$9.84	to	$10.40	$136,076	0.79%	0.90%	to	2.35%	-6.37%	to	-5.02%
2010		16,262	$10.51	to	$10.95	$174,052	0.44%	0.80%	to	2.35%	23.07%	to	25.00%
Voya Small Company Portfolio - Class S
2014		5,568	$15.77	to	$28.76	$94,403	0.10%	0.75%	to	2.35%	3.75%	to	5.48%
2013		6,326	$15.20	to	$27.34	$102,570	0.29%	0.75%	to	2.35%	34.16%	to	36.34%
2012		6,827	$11.33	to	$20.10	$82,209	0.15%	0.75%	to	2.35%	11.63%	to	13.40%
2011		8,403	$10.15	to	$17.77	$89,892	0.23%	0.75%	to	2.35%	-4.96%	to	-3.42%
2010		9,114	$10.65	to	$18.44	$102,443	0.32%	0.75%	to	2.35%	21.09%	to	23.07%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Value Portfolio - Class S
2014		359	$15.40	to	$17.33	6,084	2.99%	0.75%	to	1.35%	-6.46%	to	-5.90%
2013		397	$16.42	to	$18.46	7,159	2.33%	0.75%	to	1.35%	19.30%	to	19.96%
2012		457	$13.73	to	$15.43	6,905	2.35%	0.75%	to	1.35%	17.39%	to	18.11%
2011		519	$11.67	to	$13.09	6,655	2.35%	0.75%	to	1.35%	-16.11%	to	-15.57%
2010		620	$13.88	to	$15.55	9,445	1.72%	0.75%	to	1.35%	1.00%	to	1.56%
Voya MidCap Opportunities Portfolio - Class S
2014		27,815	$15.91	to	$31.82	489,948	0.33%	0.75%	to	2.35%	5.98%	to	7.74%
2013		33,947	$15.00	to	$29.61	560,431	-	0.75%	to	2.35%	28.62%	to	30.67%
2012		27,450	$11.65	to	$22.71	349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011		31,078	$10.46	to	$20.14	353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010		34,369	$10.79	to	$20.50	399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
Voya SmallCap Opportunities Portfolio - Class S
2014		3,687	$13.51	to	$30.31	56,360	-	0.75%	to	2.35%	2.89%	to	4.53%
2013		4,595	$13.12	to	$29.06	67,639	-	0.75%	to	2.35%	35.45%	to	37.75%
2012		5,427	$9.67	to	$21.16	58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011		6,239	$8.61	to	$18.60	58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010		7,156	$8.76	to	$18.69	68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
Wells Fargo Advantage VT Omega Growth Fund - Class 2
2014		59	$18.99	to	$19.69	1,131	-	1.40%	to	2.20%	1.61%	to	2.39%
2013		74	$18.69	to	$19.23	1,401	0.16%	1.40%	to	2.20%	36.82%	to	37.95%
2012		82	$13.66	to	$13.94	1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011		106	$11.60	to	$11.74	1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	07/16/2010	118	$12.56	to	$12.61	1,487	(a)	1.40%	to	2.20%		(a)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
2014		73	$16.11	to	$19.17	1,373	1.50%	1.65%	to	2.20%	15.48%	to	16.11%
2013		96	$13.95	to	$16.51	1,560	1.67%	1.65%	to	2.20%	17.03%	to	17.68%
2012		104	$11.92	to	$14.36	1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011		164	$10.78	to	$12.89	2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010		180	$10.35	to	$12.27	2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2014		40	$14.78	to	$18.14	$693	0.69%	1.65%	to	2.20%	7.88%	to	8.49%
2013		48	$13.70	to	$16.72	$766	1.06%	1.65%	to	2.20%	27.44%	to	28.12%
2012		60	$10.75	to	$13.05	$747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011		67	$9.20	to	$11.10	$721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010		72	$9.62	to	$11.54	$807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
2014		9	$21.28	to	$25.75	$229	-	1.65%	to	2.20%	-4.06%	to	-3.49%
2013		12	$22.18	to	$26.68	$315	-	1.65%	to	2.20%	46.98%	to	47.73%
2012		13	$15.09	to	$18.48	$233	-	1.40%	to	2.20%	5.45%	to	6.33%
2011		22	$14.31	to	$17.38	$361	-	1.40%	to	2.20%	-6.65%	to	-5.90%
2010		24	$15.33	to	$18.47	$436	-	1.40%	to	2.20%	23.93%	to	24.97%
Wells Fargo Advantage VT Total Return Bond Fund
2014		38	$13.06	to	$14.79	$541	1.36%	1.40%	to	2.20%	3.24%	to	4.08%
2013		46	$12.65	to	$14.21	$633	1.19%	1.40%	to	2.20%	-4.60%	to	-3.79%
2012		50	$13.26	to	$14.77	$712	1.54%	1.40%	to	2.20%	3.76%	to	4.60%
2011		62	$12.78	to	$14.12	$849	2.60%	1.40%	to	2.20%	5.97%	to	6.81%
2010		84	$12.06	to	$13.22	$1,075	3.34%	1.40%	to	2.20%	4.69%	to	5.51%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Insurance and Annuity Company

We have audited the accompanying balance sheets of Voya Insurance and Annuity Company as of December 31, 2014 and 2013, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voya Insurance and Annuity Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,814.2 as of 2014 and $20,244.6 as of 2013)	$22,169.4	$21,105.9
Fixed maturities, at fair value using the fair value option	480.8	385.0
Equity securities, available-for-sale, at fair value (cost of $3.1 as of 2014 and $3.8 as of 2013)	6.7	6.1
Short-term investments	746.8	567.0
Mortgage loans on real estate, net of valuation allowance of $0.8 as of 2014 and $1.1 as of 2013	2,854.4	2,837.3
Policy loans	87.4	94.9
Limited partnerships/corporations	172.9	133.2
Derivatives	891.4	342.4
Other investments	49.4	56.2
Securities pledged (amortized cost of $567.3 as of 2014 and $964.1 as of 2013)	626.8	959.2
Total investments	28,086.0	26,487.2
Cash and cash equivalents	362.4	398.0
Short-term investments under securities loan agreements, including collateral delivered	170.1	163.6
Accrued investment income	224.1	220.3
Deposits and reinsurance recoverable	4,969.0	3,941.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	2,683.3	2,812.5
Due from affiliates	31.8	33.0
Current income tax recoverable from Parent	—	22.6
Deferred income taxes	—	51.3
Other assets	382.8	384.1
Assets held in separate accounts	38,547.7	42,008.3
Total assets	$75,457.2	$76,522.5

The accompanying notes are an integral part of these Financial Statements.

C-3

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$26,145.0	$25,412.8
Payable for securities purchased	2.4	32.6
Payables under securities loan agreements, including collateral held	432.8	211.1
Long-term debt	435.0	435.0
Due to affiliates	58.9	60.1
Funds held under reinsurance treaties with affiliates	5,653.1	3,728.7
Derivatives	340.6	731.9
Current income tax payable to Parent	2.1	—
Deferred income taxes	44.9	—
Other liabilities	174.5	169.7
Liabilities related to separate accounts	38,547.7	42,008.3
Total liabilities	71,837.0	72,790.2

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding as of 2014 and 2013; $10 par value per share)	2.5	2.5
Additional paid-in capital	5,310.6	5,525.6
Accumulated other comprehensive income (loss)	609.0	481.2
Retained earnings (deficit)	(2,301.9)	(2,277.0)
Total shareholder's equity	3,620.2	3,732.3
Total liabilities and shareholder's equity	$75,457.2	$76,522.5

The accompanying notes are an integral part of these Financial Statements.

C-4

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,264.7	$1,267.2	$1,285.5
Fee income	824.8	839.7	810.9
Premiums	537.8	436.3	459.0
Net realized capital gains (losses):
Total other-than-temporary impairments	(6.0)	(12.1)	(27.9)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(0.3)	(1.8)	(9.4)
Net other-than-temporary impairments recognized in earnings	(5.7)	(10.3)	(18.5)
Other net realized capital gains (losses)	(768.4)	(2,205.5)	(1,355.6)
Total net realized capital gains (losses)	(774.1)	(2,215.8)	(1,374.1)
Other revenue	29.8	29.8	34.7
Total revenues	1,883.0	357.2	1,216.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,391.9	(1,855.4)	364.5
Operating expenses	489.6	462.3	444.3
Net amortization of Deferred policy acquisition costs and Value of business acquired	(116.0)	1,522.4	343.7
Interest expense	28.2	28.2	30.9
Other expense	16.9	31.1	27.3
Total benefits and expenses	1,810.6	188.6	1,210.7
Income (loss) before income taxes	72.4	168.6	5.3
Income tax expense (benefit)	97.3	185.5	182.3
Net income (loss)	$(24.9)	$(16.9)	$(177.0)

The accompanying notes are an integral part of these Financial Statements.

C-5

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$(24.9)	$(16.9)	$(177.0)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	180.1	(252.8)	514.6
Other-than-temporary impairments	16.7	17.7	12.7
Pension and other postretirement benefits liability	(0.2)	(0.2)	(0.2)
Other comprehensive income (loss), before tax	196.6	(235.3)	527.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	68.8	(82.3)	138.0
Other comprehensive income (loss), after tax	127.8	(153.0)	389.1
Comprehensive income (loss)	$102.9	$(169.9)	$212.1

The accompanying notes are an integral part of these Financial Statements.

C-6

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.5	$5,971.6	$245.1	$(2,083.1)	$4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1	—	389.1
Total comprehensive income (loss)					212.1
Dividends paid and distributions of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	2.5	5,755.5	634.2	(2,260.1)	4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Dividends paid and distributions of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.5	5,525.6	481.2	(2,277.0)	3,732.3
Comprehensive income (loss):
Net income (loss)	—	—	—	(24.9)	(24.9)
Other comprehensive income (loss), after tax	—	—	127.8	—	127.8
Total comprehensive income (loss)					102.9
Dividends paid and distributions of capital	—	(216.0)	—	—	(216.0)
Employee related benefits	—	1.0	—	—	1.0
Balance at December 31, 2014	$2.5	$5,310.6	$609.0	$(2,301.9)	$3,620.2

The accompanying notes are an integral part of these Financial Statements.

C-7

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2014, 2013 and 2012 (In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$(24.9)	$(16.9)	$(177.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(146.6)	(126.9)	(137.6)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	(96.7)	1,994.4	646.9
Net accretion/amortization of discount/premium	16.0	44.2	50.1
Future policy benefits, claims reserves and interest credited	1,145.3	290.3	575.8
Deferred income tax expense (benefit)	27.4	(1.9)	(66.5)
Net realized capital (gains) losses	774.1	2,215.8	1,374.1
Employee share-based payments	(0.3)	0.1	33.9
Change in:
Accrued investment income	(3.8)	(11.6)	24.6
Reinsurance recoverable	(1,195.1)	66.3	(37.8)
Other receivables and asset accruals	(3.9)	(11.3)	0.4
Other reinsurance asset	7.6	28.2	21.5
Due to/from affiliates	—	—	261.7
Income tax recoverable	24.7	(45.2)	226.6
Other payables and accruals	1,929.2	(367.3)	(1,393.8)
Other, net	(10.6)	(50.4)	12.8
Net cash provided by operating activities	$2,442.4	$4,007.8	$1,415.7

The accompanying notes are an integral part of these Financial Statements.

C-8

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2014, 2013 and 2012 (In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$4,169.4	$6,647.7	$6,606.1
Equity securities, available-for-sale	0.4	9.0	2.7
Mortgage loans on real estate	562.0	646.6	687.2
Limited partnerships/corporations	33.9	94.8	153.3
Acquisition of:
Fixed maturities	(4,531.7)	(8,771.0)	(4,757.0)
Equity securities, available-for-sale	—	(0.6)	(2.6)
Mortgage loans on real estate	(578.8)	(648.9)	(384.7)
Limited partnerships/corporations	(63.2)	(12.1)	(25.9)
Derivatives, net	(969.4)	(2,067.1)	(1,232.4)
Short-term investments, net	(179.8)	2,119.6	(285.7)
Loan-Dutch State obligation, net	—	—	651.5
Policy loans, net	7.5	6.9	10.2
Collateral received (delivered) , net	215.2	(719.1)	(54.5)
Other investments, net	25.0	22.0	—
Other, net	—	—	(0.1)
Net cash (used in) provided by investing activities	(1,309.5)	(2,672.2)	1,368.1
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,363.0	$7,432.8	$6,651.8
Maturities and withdrawals from investment contracts	(4,484.5)	(8,868.9)	(9,638.8)
Receipts on deposit contracts	167.7	432.9	91.7
Short-term loans to affiliates, net	—	—	535.9
Excess tax benefits on share-based compensation	1.3	—	—
Dividends paid and distributions of capital	(216.0)	(230.0)	(250.0)
Net cash used in financing activities	(1,168.5)	(1,233.2)	(2,609.4)
Net (decrease) increase in cash and cash equivalents	(35.6)	102.4	174.4
Cash and cash equivalents, beginning of year	398.0	295.6	121.2
Cash and cash equivalents, end of year	$362.4	$398.0	$295.6
Supplemental cash flow information:
Income taxes paid, net	$44.3	$232.5	$40.0
Interest paid	28.2	28.2	28.2

The accompanying notes are an integral part of these Financial Statements.

C-9

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Insurance and Annuity Company ("VIAC" or "the Company"), which changed its name from ING USA Annuity and Life Insurance Company on September 1, 2014, is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. VIAC is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.
On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING Group has

C-10

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products with substantial guarantee features in early 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in VIAC variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

C-11

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

C-12

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Statements of Operations.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors; the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests it in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital

C-13

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.

C-14

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. Embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

C-15

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.)

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC, VOBA and DSI estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC, VOBA or DSI are not deemed recoverable from future gross profits, changes will be applied against the DAC, VOBA or DSI balances before an additional reserve is established.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

C-16

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to mortality and estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

•
Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.0% to 7.2%.

•
Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 7.5%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

C-17

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•
Account balances for universal life-type contracts, including VUL and indexed universal life contracts, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid up guarantees are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes a provision for UL contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account value). Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, for which the Company did not seek hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

C-18

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWB"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

The liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks. The discount rate used to determine the fair value of the liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations, and the Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-19

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets and are amortized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and

C-20

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency, and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Financial Statements. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

C-21

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company has entered into combined coinsurance and coinsurance funds withheld reinsurance arrangements that contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld payable under the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, SLD related to fixed annuities and UL policies and SLDI related to variable annuities. The outstanding recoverable balances may fluctuate from period to period. SLDI re-domesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 12.9% of the Company's ordinary life insurance in force and 28.8% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $8.6, $9.1 and $9.8, were incurred during the years ended December 31, 2014, 2013 and 2012, respectively.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-22

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014, to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.

C-23

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.
Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.
Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$843.0	$83.9	$0.8	$—	$926.1	$—
U.S. Government agencies and authorities	78.9	4.5	—	—	83.4	—
State, municipalities and political subdivisions	155.4	9.1	0.1	—	164.4	—
U.S. corporate securities	11,678.3	814.6	44.5	—	12,448.4	4.8

Foreign securities:(1)
Government	328.0	11.9	5.7	—	334.2	—
Other	5,072.5	296.5	27.4	—	5,341.6	—
Total foreign securities	5,400.5	308.4	33.1	—	5,675.8	—

Residential mortgage-backed securities:
Agency	1,589.5	96.2	4.9	18.5	1,699.3	—
Non-Agency	292.3	53.5	2.3	7.7	351.2	25.8
Total Residential mortgage-backed securities	1,881.8	149.7	7.2	26.2	2,050.5	25.8

Commercial mortgage-backed securities	1,531.7	96.5	0.7	—	1,627.5	—
Other asset-backed securities	292.7	15.2	7.0	—	300.9	0.3
Total fixed maturities, including securities pledged	21,862.3	1,481.9	93.4	26.2	23,277.0	30.9
Less: Securities pledged	567.3	62.2	2.7	—	626.8	—
Total fixed maturities	21,295.0	1,419.7	90.7	26.2	22,650.2	30.9
Equity securities	3.1	3.6	—	—	6.7	—
Total fixed maturities and equity securities investments	$21,298.1	$1,423.3	$90.7	$26.2	$22,656.9	$30.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,880.9	$19.8	$43.9	$—	$1,856.8	$—
U.S. Government agencies and authorities	102.5	0.3	0.5	—	102.3	—
State, municipalities and political subdivisions	50.1	2.1	0.9	—	51.3	—
U.S. corporate securities	10,292.8	522.7	178.4	—	10,637.1	6.1

Foreign securities:(1)
Government	404.8	14.5	16.7	—	402.6	—
Other	4,753.5	276.4	37.8	—	4,992.1	—
Total foreign securities	5,158.3	290.9	54.5	—	5,394.7	—

Residential mortgage-backed securities
Agency	1,740.3	99.0	25.7	20.2	1,833.8	—
Non-Agency	363.0	51.9	5.3	8.7	418.3	40.8
Total Residential mortgage-backed securities	2,103.3	150.9	31.0	28.9	2,252.1	40.8

Commercial mortgage-backed securities	1,471.3	145.1	1.1	—	1,615.3	—
Other asset-backed securities	534.5	19.1	13.1	—	540.5	0.7
Total fixed maturities, including securities pledged	21,593.7	1,150.9	323.4	28.9	22,450.1	47.6
Less: Securities pledged	964.1	1.8	6.7	—	959.2	—
Total fixed maturities	20,629.6	1,149.1	316.7	28.9	21,490.9	47.6
Equity securities	3.8	2.6	0.3	—	6.1	—
Total fixed maturities and equity securities investments	$20,633.4	$1,151.7	$317.0	$28.9	$21,497.0	$47.6
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$823.2	$835.6
After one year through five years	4,103.4	4,313.4
After five years through ten years	8,466.7	8,763.9
After ten years	4,762.8	5,385.2
Mortgage-backed securities	3,413.5	3,678.0
Other asset-backed securities	292.7	300.9
Fixed maturities, including securities pledged	$21,862.3	$23,277.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,081.6	$122.1	$0.9	$1,202.8
Financial	2,451.3	175.0	1.6	2,624.7
Industrial and other companies	9,983.9	542.8	60.6	10,466.1
Utilities	2,743.1	234.3	7.1	2,970.3
Transportation	490.9	36.9	1.7	526.1
Total	$16,750.8	$1,111.1	$71.9	$17,790.0

December 31, 2013
Communications	$1,028.7	$76.3	$10.0	$1,095.0
Financial	1,862.1	144.4	20.8	1,985.7
Industrial and other companies	9,050.1	417.1	139.0	9,328.2
Utilities	2,659.0	140.0	39.5	2,759.5
Transportation	446.4	21.3	6.9	460.8
Total	$15,046.3	$799.1	$216.2	$15,629.2

C-27

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 41.7% and 33.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $121.2 and $128.5, respectively, and is included in Securities pledged on the Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $125.4 and $132.4, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $125.4 and $132.4, respectively, were included in Payables under securities loan agreements, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.8 and $2.5 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payment due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$25.6	$—	*	$—	$—		$36.6	$0.8	$62.2	$0.8
U.S. Government agencies and authorities	1.8	—	*	—	—		—	—	1.8	—	*
U.S. corporate, state and municipalities	864.9	15.5		30.4	0.5		938.6	28.6	1,833.9	44.6
Foreign	739.3	23.7		20.0	0.8		138.5	8.6	897.8	33.1
Residential mortgage-backed	122.8	0.6		26.0	0.3		322.5	6.3	471.3	7.2
Commercial mortgage-backed	34.7	0.3		1.6	0.4		—	—	36.3	0.7
Other asset-backed	12.6	—	*	0.8	—	*	97.0	7.0	110.4	7.0
Total	$1,801.7	$40.1		$78.8	$2.0		$1,533.2	$51.3	$3,413.7	$93.4
* Less than $0.1.

C-29

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$807.0	$12.7		$729.3	$31.2	$—	$—		$1,536.3	$43.9
U.S. Government agencies and authorities	9.5	—	*	49.2	0.5	—	—		58.7	0.5
U.S. corporate, state and municipalities	1,211.0	25.4		2,022.2	134.1	206.6	19.8		3,439.8	179.3
Foreign	340.9	5.3		639.9	43.8	40.9	5.4		1,021.7	54.5
Residential mortgage-backed	376.1	3.2		570.6	19.2	130.1	8.6		1,076.8	31.0
Commercial mortgage-backed	78.6	1.1		—	—	1.2	—	*	79.8	1.1
Other asset-backed	51.9	0.3		12.1	0.2	117.8	12.6		181.8	13.1
Total	$2,875.0	$48.0		$4,023.3	$229.0	$496.6	$46.4		$7,394.9	$323.4
* Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 96.8% and 91.5% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,844.0	$33.9	$39.7	$7.6	368	8
More than six months and twelve months or less below amortized cost	117.3	—	5.5	—	35	—
More than twelve months below amortized cost	1,509.4	2.5	40.1	0.5	236	1
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

December 31, 2013
Six months or less below amortized cost	$2,990.4	$7.5	$58.7	$1.8	334	6
More than six months and twelve months or less below amortized cost	4,264.7	25.8	226.0	6.7	474	6
More than twelve months below amortized cost	419.6	10.3	27.4	2.8	122	9
Total	$7,674.7	$43.6	$312.1	$11.3	930	21

C-30

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
U.S. Treasuries	$63.0	$—	$0.8	$—	4	—
U.S. Government agencies and authorities	1.8	—	—	—	1	—
U.S. corporate, state and municipalities	1,864.2	14.3	41.2	3.4	295	3
Foreign	915.0	15.9	29.7	3.4	166	3
Residential mortgage-backed	478.5	—	7.2	—	125	—
Commercial mortgage-backed	35.0	2.0	0.3	0.4	9	1
Other asset-backed	113.2	4.2	6.1	0.9	39	2
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

December 31, 2013
U.S. Treasuries	$1,580.2	$—	$43.9	$—	15	—
U.S. Government agencies and authorities	59.2	—	0.5	—	3	—
U.S. corporate, state and municipalities	3,604.2	14.9	175.5	3.8	479	1
Foreign	1,067.8	8.4	52.5	2.0	185	3
Residential mortgage-backed	1,103.4	4.4	29.9	1.1	187	10
Commercial mortgage-backed	80.9	—	1.1	—	14	—
Other asset-backed	179.0	15.9	8.7	4.4	47	7
Total	$7,674.7	$43.6	$312.1	$11.3	930	21

Investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows, at the time the securities were acquired, indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the

C-31

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post-modification carrying value of $24.6. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014 , these loans have repaid $7.5 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$2,855.2	$2,838.4
Collective valuation allowance	(0.8)	(1.1)
Total net commercial mortgage loans	$2,854.4	$2,837.3

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.1	$1.2
Addition to / (reduction of) allowance for losses	(0.3)	(0.1)
Collective valuation allowance for losses, end of period	$0.8	$1.1

C-32

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$17.1	$23.4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$17.1	$23.4
Unpaid principal balance of impaired loans	$17.1	$23.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$17.1	$23.4

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost) (1)	$20.2	$11.7	$—
Interest income recognized on impaired loans, on an accrual basis (1)	1.1	0.7	—
Interest income recognized on impaired loans, on a cash basis (1)	1.0	0.7	—
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.1	0.7	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$367.2	$499.8
>50% - 60%	674.2	761.3
>60% - 70%	1,671.0	1,458.1
>70% - 80%	136.4	112.6
>80% and above	6.4	6.6
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,085.8	$2,003.2
>1.25x - 1.5x	397.3	468.5
>1.0x - 1.25x	282.4	240.2
Less than 1.0x	85.9	126.5
Commercial mortgage loans secured by land or construction loans	3.8	—
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014(1)		December 31, 2013(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$673.0	23.6%	$682.8	24.1%
South Atlantic	597.6	20.9%	560.9	19.8%
West South Central	386.2	13.5%	377.2	13.3%
East North Central	281.1	9.8%	337.6	11.9%
Middle Atlantic	395.6	13.9%	334.0	11.8%
Mountain	277.5	9.7%	282.1	9.9%
West North Central	122.2	4.3%	131.4	4.6%
New England	37.4	1.3%	71.9	2.5%
East South Central	84.6	3.0%	60.5	2.1%
Total Commercial mortgage loans	$2,855.2	100.0%	$2,838.4	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-34

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014(1)		December 31, 2013(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$806.8	28.3%	$998.3	35.2%
Retail	932.9	32.7%	800.2	28.2%
Apartments	508.6	17.8%	412.4	14.5%
Office	340.1	11.9%	388.3	13.7%
Hotel/Motel	83.3	2.9%	99.1	3.5%
Mixed Use	80.2	2.8%	53.7	1.9%
Other	103.3	3.6%	86.4	3.0%
Total Commercial mortgage loans	$2,855.2	100.0%	$2,838.4	100.0%
(1)Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014(1)	December 31, 2013(1)
Year of Origination:
2014	$540.1	$—
2013	628.7	641.3
2012	282.0	307.5
2011	601.0	748.4
2010	109.3	170.8
2009	11.9	45.6
2008 and prior	682.2	924.8
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-35

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.4	2	$—	—	$6.0	3
Foreign(1)	0.6	4	1.4	1	0.7	3
Residential mortgage-backed	2.8	39	7.5	57	9.7	55
Commercial mortgage-backed	0.1	2	0.3	2	1.7	1
Other asset-backed	0.5	2	1.1	3	0.4	3
Equity	0.3	2	—	—	—	—
Total	$5.7	51	$10.3	63	$18.5	65
(1) Primarily U.S. dollar denominated.

The above tables include $3.7, $6.4 and $14.7 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining $2.0, $3.9 and $3.8, for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate	$1.2	2	$—	—	$0.5		1
Foreign(1)	0.6	4	—	—	0.7		3
Residential mortgage-backed	0.1	5	3.6	12	0.9		6
Commercial mortgage-backed	0.1	2	0.3	2	1.7		1
Other asset-backed	—	—	—	—	—	*	1
Equity	—	—	—	—	—		—
Total	$2.0	13	$3.9	14	$3.8		12
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$42.1	$47.9	$64.1
Additional credit impairments:
On securities not previously impaired	0.4	0.5	4.8
On securities previously impaired	3.0	3.8	6.8
Reductions:
Securities sold, matured, prepaid or paid down	11.9	10.1	27.8
Increase in cash flows	0.5	—	—
Balance at December 31	$33.1	$42.1	$47.9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013		2012
Fixed maturities	$1,121.7	$1,075.8		$1,137.9
Equity securities, available-for-sale	2.4	3.6		4.0
Mortgage loans on real estate	145.6	152.9		166.3
Policy loans	5.0	5.7		5.7
Short-term investments and cash equivalents	0.8	0.4		0.2
Other	39.9	79.7	(1)	23.7
Gross investment income	1,315.4	1,318.1		1,337.8
Less: investment expenses	50.7	50.9		52.3
Net investment income	$1,264.7	$1,267.2		$1,285.5
(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2014, the Company had $0.2 of investments in fixed maturities that did not produce net investment income. As of December 31, 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-37

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$2.4	$(11.4)	$138.0
Fixed maturities, at fair value option	(50.0)	(89.0)	(57.7)
Equity securities, available-for-sale	(0.1)	—	(0.2)
Derivatives	(33.8)	(3,050.2)	(1,654.0)
Embedded derivatives - fixed maturities	(2.7)	(24.3)	(4.2)
Embedded derivatives - product guarantees	(708.4)	961.7	202.9
Other investments	18.5	(2.6)	1.1
Net realized capital gains (losses)	$(774.1)	$(2,215.8)	$(1,374.1)
After-tax net realized capital gains (losses)	$(503.2)	$(1,440.3)	$(932.8)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$2,436.1	$4,548.9	$4,652.0
Gross gains	21.9	41.6	177.8
Gross losses	26.3	27.0	14.3

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits and to mitigate certain rebalancing costs resulting from increased volatility. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-39

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$7.7	$0.4	$—	$7.7	$—	$0.1
Foreign exchange contracts	57.1	7.9	—	57.1	1.8	0.7
Fair value hedges:
Interest rate contracts	299.1	2.1	7.8	365.6	4.8	9.7
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	23,792.7	434.2	98.5	26,485.1	193.0	651.4
Foreign exchange contracts	1,032.0	22.5	8.2	903.8	7.2	17.8
Equity contracts	20,610.5	420.2	209.8	11,304.7	131.0	52.2
Credit contracts	1,220.0	4.1	16.3	220.0	4.6	—
Embedded derivatives:
Within fixed maturity investments	N/A	26.2	—	N/A	28.9	—
Within annuity products	N/A	—	3,488.8	N/A	—	2,594.5
Within reinsurance agreements	N/A	9.6	211.0	N/A	(8.4)	(38.0)
Total		$927.2	$4,040.4		$362.9	$3,288.4
N/A - Not Applicable
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-40

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,220.0	$4.1	$16.3
Equity contracts	13,184.3	317.1	201.7
Foreign exchange contracts	1,089.1	30.4	8.2
Interest rate contracts	24,099.5	436.7	106.3
		788.3	332.5
Counterparty netting(1)		(311.1)	(311.1)
Cash collateral netting(1)		(267.3)	(19.3)
Securities collateral netting(1)		(130.4)	(2.1)
Net receivables/payables		$79.5	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$220.0	$4.6	$—
Equity contracts	4,225.3	129.1	31.7
Foreign exchange contracts	960.9	9.0	18.5
Interest rate contracts	26,858.5	197.8	661.2
		340.5	711.4
Counterparty netting(1)		(283.5)	(283.5)
Cash collateral netting(1)		(37.4)	—
Securities collateral netting(1)		(8.8)	(350.0)
Net receivables/payables		$10.8	$77.9
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2014, the Company held $268.5 of net cash collateral and pledged $5.8 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $35.2 and $12.3 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $505.6 of securities and held $130.5 of securities as collateral. As of December 31, 2013, the Company delivered $830.7 of securities and held $20.4 of securities as collateral.

C-41

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013		2012
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$0.2	$—	*	$—
Foreign exchange contracts	0.7	0.2		—
Fair value hedges:
Interest rate contracts	(12.9)	15.6		—
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	797.0	(920.0)		121.6
Foreign exchange contracts	91.8	53.6		2.4
Equity contracts	(911.4)	(2,204.2)		(1,779.3)
Credit contracts	0.8	4.6		1.3
Embedded derivatives:
Within fixed maturity investments(2)	(2.7)	(24.3)		(4.2)
Within annuity products(2)	(708.4)	961.7		202.9
Within reinsurance agreements(3)	(231.1)	311.3		50.9
Total	$(976.0)	$(1,801.5)		$(1,404.4)
* Less than $0.1.
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair values of credit default swaps of $4.1 and $16.3 were included in Derivatives assets and Derivatives liabilities respectively, on the Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $4.6 was included in Derivatives assets, and there were no credit default swaps included in Derivatives liabilities on the Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $220.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions.  If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.	Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$916.6	$9.5	$—	$926.1
U.S Government agencies and authorities	—	83.4	—	83.4
U.S. corporate, state and municipalities	—	12,298.8	314.0	12,612.8
Foreign(1)	—	5,528.5	147.3	5,675.8
Residential mortgage-backed securities	—	2,019.2	31.3	2,050.5
Commercial mortgage-backed securities	—	1,627.5	—	1,627.5
Other asset-backed securities	—	300.0	0.9	300.9
Total fixed maturities, including securities pledged	916.6	21,866.9	493.5	23,277.0
Equity securities, available-for-sale	6.7	—	—	6.7
Derivatives:
Interest rate contracts	—	436.7	—	436.7
Foreign exchange contracts	—	30.4	—	30.4
Equity contracts	103.1	285.9	31.2	420.2
Credit contracts	—	4.1	—	4.1
Embedded derivative on reinsurance	—	9.6	—	9.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,277.5	—	1.8	1,279.3
Assets held in separate accounts	38,547.7	—	—	38,547.7
Total assets	$40,851.6	$22,633.6	$526.5	$64,011.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,924.4	$1,924.4
GMAB / GMWB / GMWBL	—	—	1,564.4	1,564.4
Other derivatives:
Interest rate contracts	—	106.3	—	106.3
Foreign exchange contracts	—	8.2	—	8.2
Equity contracts	8.1	201.7	—	209.8
Credit contracts	—	16.3	—	16.3
Embedded derivative on reinsurance	—	211.0	—	211.0
Total liabilities	$8.1	$543.5	$3,488.8	$4,040.4
(1) Primarily U.S. dollar denominated

C-44

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,847.4	$9.4	$—	$1,856.8
U.S Government agencies and authorities	—	98.1	4.2	102.3
U.S. corporate, state and municipalities	—	10,598.0	90.4	10,688.4
Foreign(1)	—	5,370.1	24.6	5,394.7
Residential mortgage-backed securities	—	2,224.5	27.6	2,252.1
Commercial mortgage-backed securities	—	1,615.3	—	1,615.3
Other asset-backed securities	—	518.5	22.0	540.5
Total fixed maturities, including securities pledged	1,847.4	20,433.9	168.8	22,450.1
Equity securities, available-for-sale	6.1	—	—	6.1
Derivatives:
Interest rate contracts	—	197.8	—	197.8
Foreign exchange contracts	—	9.0	—	9.0
Equity contracts	1.9	72.1	57.0	131.0
Credit contracts	—	4.6	—	4.6
Embedded derivative on reinsurance	—	(8.4)	—	(8.4)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,123.6	5.0	—	1,128.6
Assets held in separate accounts	42,008.3	—	—	42,008.3
Total assets	$44,987.3	$20,714.0	$225.8	$65,927.1

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,693.5	$1,693.5
GMAB / GMWB / GMWBL	—	—	901.0	901.0
Other derivatives:
Interest rate contracts	—	661.2	—	661.2
Foreign exchange contracts	—	18.5	—	18.5
Equity contracts	20.5	31.7	—	52.2
Credit contracts	—	—	—	—
Embedded derivative on reinsurance	—	(38.0)	—	(38.0)
Total liabilities	$20.5	$673.4	$2,594.5	$3,288.4
(1) Primarily U.S. dollar denominated

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is

C-45

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument.  The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service.  When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.  As of December 31, 2014, $467.8 and $18.1 billion of a total fair value of $23.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $110.5 and $17.4 billion of a total fair value of $22.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.  The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's

C-46

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices.  These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the growth in the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

C-47

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.  The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$4.2	$—	$—	$—	$—	$—	$—	$—	$(4.2)	$—	$—
U.S. corporate, state and municipalities	90.4	(0.2)	(3.7)	77.9	—	—	(44.1)	193.7	—	314.0	(0.3)
Foreign(1)	24.6	(0.1)	(7.8)	24.0	—	—	(8.5)	122.8	(7.7)	147.3	(0.1)
Residential mortgage-backed securities	27.6	(2.3)	0.5	2.9	—	—	(1.5)	8.8	(4.7)	31.3	(2.2)
Other asset-backed securities	22.0	3.2	(2.9)	—	—	—	(15.2)	—	(6.2)	0.9	—
Total fixed maturities, including securities pledged	168.8	0.6	(13.9)	104.8	—	—	(69.3)	325.3	(22.8)	493.5	(2.6)

Equity securities, available-for-sale	—	(0.3)	0.3	—	—	—	—	—	—	—	(0.3)
Derivatives:
Annuity product guarantees:
FIA(2)	(1,693.5)	(195.5)	—	—	(166.2)	—	130.8	—	—	(1,924.4)	—
GMWB/GMAB/GMWBL(2)	(901.0)	(512.9)	—	—	(151.2)	—	0.7	—	—	(1,564.4)	—
Other derivatives, net:	57.0	31.6	—	22.7	—	—	(80.1)	—	—	31.2	(25.8)
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	1.8	—	—	—	—	—	1.8	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-49

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$4.2	$—	$—	$—	$—	$—	$4.2	$—
U.S. corporate, state and municipalities	113.6	(0.2)	(0.7)	—	—	—	(18.2)	0.7	(4.8)	90.4	(0.2)
Foreign(1)	20.9	—	(0.4)	13.1	—	(1.1)	(13.4)	5.5	—	24.6	—
Residential mortgage-backed securities	24.2	(0.5)	(0.5)	15.3	—	(0.2)	—	—	(10.7)	27.6	(0.5)
Other asset-backed securities	78.2	6.4	(2.9)	—	—	(36.4)	(7.7)	—	(15.6)	22.0	2.3
Total fixed maturities, including securities pledged	236.9	5.7	(4.5)	32.6	—	(37.7)	(39.3)	6.2	(31.1)	168.8	1.6

Equity securities, available-for-sale	15.8	(0.2)	(0.2)	—	—	—	—	—	(15.4)	—	—
Derivatives:
Annuity product guarantees:
FIA(2)	(1,393.8)	(275.7)	—	—	(108.2)	—	84.2	—	—	(1,693.5)	—
GMWB/GMAB/GMWBL(2)	(2,004.0)	1,237.4	—	—	(134.9)	—	0.5	—	—	(901.0)	—
Other derivatives, net:	11.7	98.4	—	20.7	—	—	(73.8)	—	—	57.0	28.1
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-50

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts are valued using observable inputs and were transferred from Level 3 to Level 2 during the year ended December 31, 2013.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals. Such inputs are monitored quarterly.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity / Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	49% to 98%		49% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to -4%		-32% to -4%		—
Nonperformance risk	0.13% to 1.10%		0.13% to 1.10%		0.13% to 1.10%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 5%
Lapses	0.08% to 24%	(3)(4)	0.08% to 31%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 33% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2014 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.4	$0.5	$2.9	9.5
60-69	6.1	0.9	7.0	4.9
70+	5.0	0.5	5.5	3.1
	$13.5	$1.9	$15.4	5.8

* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.

(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2014 (account value amounts are in $ billions).

C-52

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$6.5	0.08% to 6.3%
	Out of the Money	—	*	0.41% to 12%	1.1	0.36% to 7%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$7.2	1.7% to 21%
	Out of the Money	0.1		12% to 31%	1.4	5.6% to 24%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-33% to 62%		-33% to 62%		—
Interest Rates and Equity Funds	-30% to -14%		-30% to -14%		—
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 2%
Lapses	0.08% to 40%	(3)(4)	0.08% to 31%	(3)(4)	0% to 53%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 30% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2013 (account value amounts are in $ billions).

C-53

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.1	$1.4	$3.5	5.4
60-69	5.0	2.5	7.5	1.3
70+	3.9	1.3	5.2	—
	$11.0	$5.2	$16.2	2.3
* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.
(3) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2013 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$5.5	0.08% to 5.5%
	Out of the Money	—	*	0.41% to 12%	3.1	0.36% to 11%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$5.6	1.5% to 21%
	Out of the Money	0.1		12% to 31%	2.8	6.9% to 40%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

•	An increase (decrease) in long-term equity implied volatility

•	An increase (decrease) in interest rate implied volatility

•	An increase (decrease) in equity-interest rate correlations

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in mortality

•	An increase (decrease) in benefit utilization

•	A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

The Company notes the following interrelationships:

•
Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.

C-54

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$23,277.0	$23,277.0	$22,450.1	$22,450.1
Equity securities, available-for-sale	6.7	6.7	6.1	6.1
Mortgage loans on real estate	2,854.4	2,989.1	2,837.3	2,867.0
Policy loans	87.4	87.4	94.9	94.9
Limited partnerships/corporations	172.9	172.9	133.2	133.2
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,279.3	1,279.3	1,128.6	1,128.6
Derivatives	891.4	891.4	342.4	342.4
Other investments	49.4	49.4	56.2	56.2
Deposits from affiliates	653.2	693.0	747.2	807.7
Embedded derivative on reinsurance	9.6	9.6	(8.4)	(8.4)
Assets held in separate accounts	38,547.7	38,547.7	42,008.3	42,008.3
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	19,054.6	19,122.0	18,979.6	19,377.2
Funding agreements with fixed maturities and guaranteed investment contracts	961.3	936.2	1,530.5	1,499.3
Supplementary contracts, immediate annuities and other	1,296.7	1,404.5	681.2	682.3
Derivatives:
Annuity product guarantees:
FIA	1,924.4	1,924.4	1,693.5	1,693.5
GMAB/GMWB/GMWBL	1,564.4	1,564.4	901.0	901.0
Other derivatives	340.6	340.6	731.9	731.9
Long-term debt	435.0	545.6	435.0	471.2
Embedded derivative on reinsurance	211.0	211.0	(38.0)	(38.0)
(1) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-55

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair values for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as Level 3.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement

C-56

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated.

	DAC	VOBA	Total
Balance at January 1, 2012	$3,326.5	$46.1	$3,372.6
Deferrals of commissions and expenses	107.8	—	107.8
Amortization:
Amortization	(582.0)	(27.5)	(609.5)
Interest accrued(1)	262.7	3.1	265.8
Net amortization included in the Statements of Operations	(319.3)	(24.4)	(343.7)
Change in unrealized capital gains/losses on available-for-sale securities	(146.8)	6.7	(140.1)
Balance at December 31, 2012	2,968.2	28.4	2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale securities	742.0	14.4	756.4
Balance at December 31, 2013	2,271.7	58.6	2,330.3
Deferrals of commissions and expenses	118.2	—	118.2
Amortization:
Amortization	24.4	(12.2)	12.2
Interest accrued(1)	100.5	3.3	103.8
Net amortization included in the Statements of Operations	124.9	(8.9)	116.0
Change in unrealized capital gains/losses on available-for-sale securities	(301.9)	(10.6)	(312.5)
Balance at December 31, 2014	$2,212.9	$39.1	$2,252.0
(1) Interest accrued at the following rates for VOBA: 2.0% to 5.8% during 2014, 1.0% to 6.0% during 2013 and 3.0% to 7.0% during 2012.
(2) Includes loss recognition for DAC and VOBA of $305.0 and $1.0, respectively.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$10.0
2016	8.3
2017	7.6
2018	7.8
2019	8.0

C-57

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Sales Inducements

During the years ended December 31, 2014, 2013 and 2012, the Company capitalized $28.4, $27.4 and $29.8, respectively, of sales inducements. During the years ended December 31, 2014, 2013 and 2012, the Company amortized $(19.3), $(472.0) and $(303.1), respectively, of sales inducements. The unamortized balance of capitalized sales inducements was $431.3 and $482.2 as of December 31, 2014 and 2013, respectively.

7.    Guaranteed Benefit Features

While the Company ceased new sales of retail variable annuity products with substantial guarantee features in early 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also offers optional guaranteed withdrawal benefit provisions on its indexed annuity products. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7% or 6%, depending on versions of the benefit) or annual ratchet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life, or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.

•
Ratchet: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.

•
Rollup: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.

•	Combo: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB): Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or 300% of initial premium).

C-58

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL): Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB): Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. We offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for retail variable annuity contracts as of December 31, 2014 and 2013:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: The overall blended mean is 8.1% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.8% for 2014 and 2013.

GMIB: 15.8% for 2014 and 2013.

GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2014, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB / GMIB: 5.5% for 2014 and 2013.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

C-59

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2014 and 2013. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheets in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2014, 2013 and 2012:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2014	$38,547.7	$728.9	$13,618.4	$15,444.4

Separate account liability at December 31, 2013	$42,008.3	$878.2	$15,479.8	$16,163.0

Additional liability balance:
Balance at January 1, 2012	$510.3	$114.9	$—	$1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	488.0	76.0	—	1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	339.0	28.7	—	414.0
Incurred guaranteed benefits	108.6	4.8	—	631.5
Paid guaranteed benefits	(73.3)	(0.7)	—	—
Balance at December 31, 2014	$374.3	$32.8	$—	$1,045.5

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $19.7 and $35.1, as of December 31, 2014 and 2013, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-60

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2014
Separate account value	$38,547.7	$728.9	$13,618.4	$15,444.4
Net amount at risk, net of reinsurance	$4,982.0	$15.4	$—	$—
Weighted average attained age	70	72	—	—

December 31, 2013
Separate account value	$42,008.3	$878.2	$15,479.8	$16,163.0
Net amount at risk, net of reinsurance	$5,007.1	$18.5	$—	$—
Weighted average attained age	70	70	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $38.5 billion and $42.0 billion, respectively.

8.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 14 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company ("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Furthermore, the Company has agreements with SLD which are accounted for using the deposit method. For additional information regarding these transactions with affiliates, see the Related Party Transactions Note for further detail.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$8.7	$10.8
Reinsurance reserves ceded (1)	3,748.0	2,524.3
Deposits (1)	806.7	974.4
Reinsurance receivable, net (1)	396.3	421.1
Other	9.3	11.0
Total	$4,969.0	$3,941.6
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

C-61

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	December 31,
	2014	2013	2012
Premiums:
Direct premiums	$634.2	$95.2	$16.3
Reinsurance assumed (1)	407.7	454.9	480.3
Reinsurance ceded (1)	(504.1)	(113.8)	(37.6)
Net premiums	$537.8	$436.3	$459.0
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

9.    Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, the Company declared an ordinary dividend in the amount of $216.0, which was paid on May 19, 2014. During the year ended December 31, 2013 following receipt of required approval from the Iowa Insurance Division (the "Division") and consummation of the IPO of Voya Financial, Inc., the Company paid an extraordinary return of capital distribution of $230.0 to its Parent.

During the years ended December 31, 2014, and 2013, the Company did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

On May 8, 2013, the Company reset, on a one-time basis, its negative unassigned funds account as of December 31, 2012 (as reported in its 2012 statutory annual statement) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus). The reset was made pursuant to a permitted practice in accordance with statutory accounting practices granted by the Division. This permitted practice had no impact on total capital and surplus of the Company and was reflected in the Company's second quarter 2013 statutory financial statements.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

C-62

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Statutory net income (loss) was $335.6, $(55.8) and $(9.1), for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.1 billion and $1.9 billion as of December 31, 2014 and 2013, respectively.

10.     Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,388.5	$827.5	$2,004.5
Equity securities, available-for-sale	3.6	2.3	3.4
Derivatives	7.6	0.4	(0.7)
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(714.0)	(341.5)	(1,283.3)
Other	(35.5)	(35.3)	(35.4)
Unrealized capital gains (losses), before tax	650.2	453.4	688.5
Deferred income tax asset (liability)	(42.0)	26.9	(55.3)
Unrealized capital gains (losses), after tax	608.2	480.3	633.2
Pension and other postretirement benefits liability, net of tax	0.8	0.9	1.0
AOCI	$609.0	$481.2	$634.2

C-63

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$538.0		$(188.4)	$349.6
Equity securities	1.3		(0.5)	0.8
Other	(0.2)		0.1	(0.1)
OTTI	16.7		(5.8)	10.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	6.3		(2.2)	4.1
DAC/VOBA and Sales inducements	(372.5)	(1)	130.4	(242.1)
Change in unrealized gains/losses on available-for-sale securities	189.6		(66.4)	123.2

Derivatives:
Derivatives	7.2	(2)	(2.5)	4.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	7.2		(2.5)	4.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$196.6		$(68.8)	$127.8
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,186.1)		$415.0		$(771.1)
Equity securities	(1.1)		0.4		(0.7)
Other	0.1		—	*	0.1
OTTI	17.7		(6.2)		11.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(8.6)		3.0		(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)		612.2
Change in unrealized gains/losses on available-for-sale securities	(236.2)		82.6		(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)		0.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	1.1		(0.4)		0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1		(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1		(0.1)
Change in Other comprehensive income (loss)	$(235.3)		$82.3		$(153.0)
* Less than $0.1.
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$808.3		$(236.4)	(4)	$571.9
Equity securities	2.4		(0.8)		1.6
Other	0.3		(0.1)		0.2
OTTI	12.7		(4.5)		8.2
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(147.6)		51.7		(95.9)
DAC/VOBA and Sales inducements	(149.2)	(1)	52.2		(97.0)
Change in unrealized gains/losses on available-for-sale securities	526.9		(137.9)		389.0

Derivatives:
Derivatives	0.4	(2)	(0.1)		0.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	0.4		(0.1)		0.3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	—		(0.2)
Change in pension and other postretirement benefits liability	(0.2)		—		(0.2)
Change in Other comprehensive income (loss)	$527.1		$(138.0)		$389.1
(1) See Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $39.7 valuation allowance. See Income Taxes Note to these Financial Statements for additional information.

11.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$69.9	$187.4	$266.6
Total current tax expense (benefit)	69.9	187.4	266.6
Deferred tax expense (benefit):
Federal	27.4	(1.9)	(84.3)
Total deferred tax expense (benefit)	27.4	(1.9)	(84.3)
Total income tax expense (benefit)	$97.3	$185.5	$182.3

C-66

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$72.4	$168.6	$5.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	25.3	59.0	1.9
Tax effect of:
Dividends received deduction	(58.6)	(84.0)	(72.9)
Valuation allowance	125.8	203.6	247.9
Audit settlements	2.8	—	(0.1)
Tax credits	2.0	(0.4)	(2.0)
Prior year tax	—	7.2	6.9
Non-deductible expense (benefit)	0.2	—	—
Other	(0.2)	0.1	0.6
Income tax expense (benefit)	$97.3	$185.5	$182.3

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	Year Ended December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$774.9	$493.6
Investments	997.7	1,033.1
Compensation and benefits	48.1	44.8
Other assets	24.2	86.8
Total gross assets before valuation allowance	1,844.9	1,658.3
Less: Valuation allowance	549.7	423.9
Assets, net of valuation allowance	1,295.2	1,234.4

Deferred tax liabilities
Deferred policy acquisition costs	(862.6)	(884.7)
Net unrealized investment (gains) losses	(477.5)	(278.2)
Other liabilities	—	(20.2)
Total gross liabilities	(1,340.1)	(1,183.1)
Net deferred income tax asset (liability)	$(44.9)	$51.3

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and 2013, the Company had total valuation allowances of $549.7 and $423.9, respectively. As of December 31, 2014 and 2013, $735.4 and $609.6, respectively, of these valuation allowances were allocated to continuing operations, and $(185.7) of these valuation allowances were allocated to Other comprehensive income (loss) related to realized and unrealized capital losses.

C-67

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014, 2013 and 2012, there were total increases in the valuation allowance of $125.8, $203.6 and $208.2, respectively. In 2014, 2013 and 2012, there were increases of $125.8, $203.6 and $247.9, respectively, in the valuation allowance that were allocated to continuing operations. In 2014 and 2013, there were no changes in the valuation allowance allocated to Other comprehensive income. In 2012, there was a (decrease) of $(39.7), that was allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to Voya Financial, Inc. of $2.1 as of December 31, 2014 and a receivable from Voya Financial, Inc. of $22.6 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2014	2013	2012
Balance at beginning of period	$2.7	$2.7	$2.7
Additions for tax positions related to prior years	2.8	—	—
Balance at end of period	$5.5	$2.7	$2.7

The Company had $5.5, $2.7 and $2.7, respectively, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties, if applicable, related to unrecognized tax benefits in tax expense net of federal income tax. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

The IRS issued a Directive dated July 17, 2014 that it should not challenge the qualification of certain hedges and should not challenge certain tax accounting methods. The Company does not expect this Directive to have a material impact on the Company.

The timing of the payment (if any) of the unrecognized tax benefit of $5.5 cannot be reliably estimated.

C-68

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $2.1, $2.3 and $7.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.3, $3.6 and $3.2, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-69

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$19.9	$24.9
Interest cost	1.0	0.9
Benefits paid	(1.3)	(1.3)
Actuarial (gains) losses on obligation	3.9	(4.6)
Benefit obligation, December 31	$23.5	$19.9

Amounts recognized on the Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(23.5)	$(19.9)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.2)	(0.2)
Net amount recognized	$(23.7)	$(20.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013, benefit obligation for the SERPs were as follows:

	December 31,
	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-70

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$1.0	$0.9	$1.2
Amortization of prior service cost (credit)	—	—	(0.1)
Net (gain) loss recognition	3.9	(4.6)	(0.2)
Net periodic (benefit) cost	$4.9	$(3.7)	$0.9

Cash Flows

In 2015, the Company is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2015 through 2019, and thereafter through 2024, are estimated to be $1.1, $1.2, $1.1, $1.2, $1.2 and $6.5, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans, that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $14.4, $9.7 and $6.8, for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits/(expenses) of $5.1, $1.2 and $(3.0) in December 31, 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with Voya Services Company, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The Voya Financial, Inc. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2014, 2013 and 2012, were $3.6, $3.8 and $3.5, respectively.

C-71

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $7.1, $6.8 and $6.9, respectively. The future net minimum payments under non-cancellable leases for the years ended December 31, 2015 through 2017 are estimated to be $7.2, $6.6 and $5.3, respectively, and none thereafter, totaling $19.1. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $214.1 and $252.7, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB of Des Moines and is required to maintain collateral to back funding agreements issued to the FHLB. As of December 31, 2014 and 2013, the Company had $950.1 and $1,090.2, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2014 and 2013, assets with a market value of $1,119.8 and $1,266.8, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Fixed maturity collateral pledged to FHLB	$1,119.8	$1,266.8
FHLB restricted stock(1)	48.0	53.6
Other fixed maturities-state deposits	11.4	11.3
Securities pledged(2)	626.8	959.2
Total restricted assets	$1,806.0	$2,290.9
(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $121.2 and $128.5 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $505.6 and $830.7, respectively, which was included in Securities pledged on the Balance Sheets.

C-72

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

C-73

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.     Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were incurred in the amounts of $217.0, 218.4 and $208.0, respectively.

•
Asset management agreement with Voya Investment Management LLC ("VIM") (formerly, ING Investment Management LLC), an affiliate, in which VIM provides asset management, administration and accounting services for VIAC's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $48.1, $50.0 and $50.3, respectively.

•
Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the DSL intercompany agreement was $139.9, $147.4 and $141.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $41.8, $34.7 and $33.8, respectively.

•
Services agreements with Voya Services Company dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $106.9, $101.9 and $109.3, respectively. Effective October 1, 2010, the services agreement with Voya Services Company dated January 1, 2001, was amended in order for the Company to provide Voya Services Company with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the "Atlanta Office") in exchange for Voya Services Company's payment of the Company's direct and indirect costs for the Atlanta Office.

•
Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2014, 2013 and 2012, expenses related to the agreements were incurred in the amount of $13.2, $12.1 and $16.4, respectively.

•
Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2014, 2013 and 2012, revenue related to the agreement was $2.3, $2.2 and $3.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-74

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Reinsurance Ceded

As of December 31, 2014 and 2013, total reserves ceded to affiliates were $3,684.4 and $2,455.6, respectively. For the years ended December 31, 2014, 2013 and 2012, premiums ceded to affiliates were $502.5, $112.2 and $36.1, respectively.

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 LOC to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2014 and 2013, the value of the funds withheld liability under this agreement was $180.4 and $190.9, respectively, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative under this agreement with a value of $3.6 and $(3.3), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets. As of December 31, 2014 and 2013, reserves ceded by the Company under this agreement were $216.7 and $230.9, respectively.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2014 and 2013, revenue related to the agreement was $12.3 for each year. For the year ended December 31, 2012, revenue related to the agreement was $12.0.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account.  As of December 31, 2014 and 2013, the assets on deposit in the trust account were $5.5 billion and $3.5 billion, respectively. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $5.3 billion as of December 31, 2014 and $3.6 billion as of December 31, 2013. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative with a value of $207.4 and $(34.7), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, VIM, as sub-advisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2014 and 2013, reserves ceded by the

C-75

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company under this agreement were $3.4 billion and $2.2 billion, respectively. In addition, a deferred loss in the amount of $308.1 and $315.7 as of December 31, 2014 and 2013, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit in Other expenses in the Statement of Operations.

On May 8, 2013, following the Voya Financial, Inc. IPO, Voya Financial, Inc. made a capital contribution in the amount of $1.8 billion into SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable annuity guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2014 and 2013, the deposit receivable was $653.2 and $747.2, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $6.6, $4.8 and $10.8, for the years ended December 31, 2014, 2013 and 2012, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2014 and 2013, reserves ceded by the Company under this agreement were $20.0 and $19.4, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. The coinsurance agreement is accounted for using the deposit method. As of December 31, 2014 and 2013, the deposit receivable was $153.5 and $227.2, respectively.

Reinsurance Assumed

As of December 31, 2014 and 2013, total reserves assumed from affiliates were $439.1 and $454.7, respectively. For the years ended December 31, 2014, 2013 and 2012, premiums assumed from affiliates were $407.7, $454.9 and $480.3, respectively.

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company

C-76

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the Company upon such recapture and termination.

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1, 2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.4 and $0.3 as of December 31, 2014 and 2013, respectively, is included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD, under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. As of December 31, 2014 there was no fee receivable from affiliate and as of December 31, 2013 there was a $0.8 fee receivable from affiliate included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period. Effective October 1, 2014, the agreement was terminated.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31, 2014 and 2013, reserves assumed by the Company under this agreement were $439.1 and $454.7, respectively.

As of December 31, 2014 and 2013, the value of the funds withheld by ceding companies under this agreement was $467.3 and $488.6, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative under this agreement with a value of $9.6 and $(8.4), respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004, and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to

C-77

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the years ended December 31, 2014, 2013 and 2012. The Company earned interest income of $0.2, $0.0 and $0.4, for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Statements of Operations. As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for the years ended December 31, 2014, 2013 and 2012. On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, Voya Retirement Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $25.4 for the years ended December 31, 2014, 2013 and 2012.

Derivatives

The Company is party to several derivative contracts with NN Group and ING Bank and one or more of ING Bank's subsidiaries. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.
As of December 31, 2014 and 2013, the outstanding notional amounts were $457.1 (consisting of currency forwards of $178.0 and equity options of $279.1) and $511.8 (consisting of interest rate swaps of $328.8 and equity options of $183.0), respectively. As of December 31, 2014 and 2013, the market values for these contracts were $8.8 and $8.4, respectively. For the years ended December 31, 2014, 2013 and 2012, the Company recorded Other net realized capital gains (losses) in the Statements of Operations of $4.6, $0.8 and $20.0, respectively, with ING Bank and NN Group.

C-78